AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2003
 ----------------------------------------------------------------------------

                                                             FILE NOS. 333-77605
                                                                       811-09327

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 5

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940

                            AMENDMENT NO. 7 or higher

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                         ALLSTATE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               MICHAEL J. VELOTTA
              SENIOR VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                         ALLSTATE LIFE INSURANCE COMPANY
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-2400
            (Name, Address and Telephone Number of Agent for Service)


                                   COPIES TO:

RICHARD T. CHOI, ESQUIRE                     JOSEPH P. RATH, ESQUIRE
FOLEY & LARDNER                              ALFS, INC.
3000 K STREET, N.W.                          3100 SANDERS ROAD
SUITE 500                                    SUITE J5B
WASHINGTON, D.C. 20007                       NORTHBROOK, IL 60062

Approximate date of proposed public offering:  Continuous

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE  (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of Interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

SELECTDIRECTIONS/SM/ VARIABLE ANNUITY

ALLSTATE LIFE INSURANCE COMPANY
NEBRASKA SERVICE CENTER
P.O. BOX 80469, LINCOLN, NEBRASKA 68501-0469
TELEPHONE NUMBER:1-800-632-3492                   PROSPECTUS DATED MAY 1, 2003
 -------------------------------------------------------------------------------
Allstate Life Insurance Company ("WE" or "ALLSTATE LIFE") is offering the SELECTDIRECTIONS/SM/ VARIABLE ANNUITY, an individual and group flexible premium deferred variable annuity contract ("CONTRACT"). Please read this prospectus and keep it for future reference. It contains important information about the Contract that you should know before investing.

The Contract currently offers 26 investment alternatives ("INVESTMENT ALTERNATIVES"): 2 Fixed Account Options* ("STANDARD FIXED ACCOUNT OPTION" and "DOLLAR COST AVERAGING FIXED ACCOUNT OPTION") and 24 variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Money you direct into a Variable Sub-Account is invested exclusively in one of the following mutual fund portfolios ("PORTFOLIOS"):

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES):                           MFS(R) VARIABLE INSURANCE TRUST/SM/:
AIM V.I. CAPITAL APPRECIATION FUND                                        MFS BOND SERIES
AIM V.I. DIVERSIFIED INCOME FUND                                          MFS INVESTORS TRUST SERIES
AIM V.I. CORE EQUITY FUND                                                 MFS HIGH INCOME SERIES
AIM V.I. INTERNATIONAL GROWTH FUND                                        MFS NEW DISCOVERY SERIES
AIM V.I. PREMIER EQUITY FUND
                                                                          OPPENHEIMER VARIABLE ACCOUNT FUNDS:
FIDELITY(R) VARIABLE INSURANCE PRODUCTS:                                  OPPENHEIMER BOND FUND/VA
FIDELITY VIP CONTRAFUND(R) PORTFOLIO                                      OPPENHEIMER CAPITAL APPRECIATION
FIDELITY VIP GROWTH PORTFOLIO                                              FUND/VA
FIDELITY VIP HIGH INCOME PORTFOLIO                                        OPPENHEIMER GLOBAL SECURITIES FUND/VA
FIDELITY VIP INDEX 500 PORTFOLIO                                          OPPENHEIMER HIGH INCOME FUND/VA
FIDELITY VIP OVERSEAS PORTFOLIO                                           OPPENHEIMER MAIN STREET SMALL CAP
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO                               FUND/VA

                                                                          VAN KAMPEN LIFE INVESTMENT TRUST
                                                                           (CLASS I SHARES):
                                                                          VAN KAMPEN LIT COMSTOCK PORTFOLIO
                                                                          VAN KAMPEN LIT EMERGING GROWTH
                                                                           PORTFOLIO
                                                                          VAN KAMPEN LIT GOVERNMENT PORTFOLIO
                                                                          VAN KAMPEN LIT MONEY MARKET PORTFOLIO


WE (Allstate Life) have filed the Statement of Additional Information, dated May 1, 2003, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means it is legally a part of this prospectus. Its table of contents appears on page 46 of this prospectus. For a free copy, contact us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site. You may also read and copy any of these documents at the SEC's public reference room in Washington, D.C. Call 1-800-SEC-0330 for further information on the operation of the public reference room.

  * The Fixed Account Options may not be available in all states.


                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
                HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
   NOTICES      OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL.

                THE CONTRACTS ARE NOT FDIC INSURED.





                                       1 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                        PAGE

--------------------------------------------------------------------------------
GLOSSARY                                                                4
--------------------------------------------------------------------------------
QUESTIONS AND ANSWERS ABOUT SELECTDIRECTIONS/SM/                        5
--------------------------------------------------------------------------------
EXPENSE TABLE                                                           10
--------------------------------------------------------------------------------
  Examples                                                              12
--------------------------------------------------------------------------------
EXPLANATION OF EXPENSE TABLE AND EXAMPLES                               13
--------------------------------------------------------------------------------
FINANCIAL INFORMATION                                                   13
--------------------------------------------------------------------------------
DESCRIPTION OF THE SELECTDIRECTIONS/SM/ CONTRACT                        13
--------------------------------------------------------------------------------
SUMMARY                                                                 13
--------------------------------------------------------------------------------
  Contract Owner                                                        14
--------------------------------------------------------------------------------
  Annuitant                                                             14
--------------------------------------------------------------------------------
  Modification of the Contract                                          14
--------------------------------------------------------------------------------
  Assignment                                                            14
--------------------------------------------------------------------------------
  Return Privilege                                                      14
--------------------------------------------------------------------------------
PURCHASES AND CONTRACT VALUE                                            14
--------------------------------------------------------------------------------
  Purchasing the Contract                                               14
--------------------------------------------------------------------------------
  Automatic Payment Plan                                                15
--------------------------------------------------------------------------------
  Allocation of Purchase Payments                                       15
--------------------------------------------------------------------------------
  Contract Value                                                        15
--------------------------------------------------------------------------------
  Variable Account Accumulation Unit Value                              15
--------------------------------------------------------------------------------
TRANSFERS                                                               15
--------------------------------------------------------------------------------
  Transfers During the Accumulation Phase                               15
--------------------------------------------------------------------------------
  Transfers Authorized by Telephone                                     16
--------------------------------------------------------------------------------
  Automatic Dollar Cost Averaging Program                               16
--------------------------------------------------------------------------------
  Automatic Portfolio Rebalancing Program                               16
--------------------------------------------------------------------------------
  Excessive Trading Limits                                              17
--------------------------------------------------------------------------------
THE INVESTMENT ALTERNATIVES                                             17
--------------------------------------------------------------------------------
  Variable Sub-Account Investments                                      17
--------------------------------------------------------------------------------
  Investment Objectives of the Portfolios                               18
--------------------------------------------------------------------------------
  Voting Rights                                                         19
--------------------------------------------------------------------------------
  Additions, Deletions, and Substitutions of Portfolios                 19
--------------------------------------------------------------------------------
THE FIXED ACCOUNT OPTIONS                                               20
--------------------------------------------------------------------------------
  General                                                               20
--------------------------------------------------------------------------------
  Standard Fixed Account Option                                         20
--------------------------------------------------------------------------------
  Dollar Cost Averaging Fixed Account Option                            20
--------------------------------------------------------------------------------
INCOME PAYMENTS                                                         20
--------------------------------------------------------------------------------
  Payout Start Date                                                     20
--------------------------------------------------------------------------------
  Income Plans                                                          20
--------------------------------------------------------------------------------
  Income Payments: General                                              21
--------------------------------------------------------------------------------
  Variable Income Payments                                              21
--------------------------------------------------------------------------------
  Fixed Income Payments                                                 22
--------------------------------------------------------------------------------
  Transfers During the Payout Phase                                     22
--------------------------------------------------------------------------------
  Death Benefit During the Payout Phase                                 22
--------------------------------------------------------------------------------
  Certain Employee Benefit Plans                                        22
--------------------------------------------------------------------------------


                                                                        Page

--------------------------------------------------------------------------------
DEATH BENEFITS                                                          22
--------------------------------------------------------------------------------
  The Death Benefit: General                                            22
--------------------------------------------------------------------------------
  Standard Death Benefit                                                23
--------------------------------------------------------------------------------
  Claim and Payment                                                     23
--------------------------------------------------------------------------------
  Enhanced Death Benefit Rider                                          24
--------------------------------------------------------------------------------
     Enhanced Death Benefit A                                           24
--------------------------------------------------------------------------------
     Enhanced Death Benefit B                                           25
--------------------------------------------------------------------------------
  Enhanced Death and Income Benefit Rider                               25
--------------------------------------------------------------------------------
  Beneficiary                                                           25
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                                    26
--------------------------------------------------------------------------------
  In General                                                            26
--------------------------------------------------------------------------------
  Partial Withdrawals                                                   26
--------------------------------------------------------------------------------
  Total Withdrawal                                                      26
--------------------------------------------------------------------------------
  Systematic Withdrawal Program                                         27
--------------------------------------------------------------------------------
  ERISA Plans                                                           27
--------------------------------------------------------------------------------
  Minimum Contract Value                                                27
--------------------------------------------------------------------------------
EXPENSES                                                                27
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                     27
--------------------------------------------------------------------------------
  Administrative Expense Charge                                         27
--------------------------------------------------------------------------------
  Contract Maintenance Charge                                           28
--------------------------------------------------------------------------------
  Transfer Fee                                                          28
--------------------------------------------------------------------------------
  Withdrawal Charge                                                     28
--------------------------------------------------------------------------------
  Free Withdrawal                                                       29
--------------------------------------------------------------------------------
  Waiver of Withdrawal Charges                                          29
--------------------------------------------------------------------------------
     General                                                            29
--------------------------------------------------------------------------------
     Confinement Waiver                                                 29
--------------------------------------------------------------------------------
     Terminal Illness Waiver                                            29
--------------------------------------------------------------------------------
     Unemployment Waiver                                                29
--------------------------------------------------------------------------------
  Premium Taxes                                                         29
--------------------------------------------------------------------------------
  Deduction for Variable Account Income Taxes                           30
--------------------------------------------------------------------------------
  Other Expenses                                                        30
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                     31
--------------------------------------------------------------------------------
  Taxation of Allstate Life Insurance Company                           31
--------------------------------------------------------------------------------
  Taxation of Variable Annuities in General                             31
--------------------------------------------------------------------------------
      Tax Deferral                                                      31
--------------------------------------------------------------------------------
     Non-Natural Owners                                                 31
--------------------------------------------------------------------------------
     Exceptions to the Non-Natural Owner Rule                           31
--------------------------------------------------------------------------------
     Grantor Trust Owned Annuity                                        31
--------------------------------------------------------------------------------
     Diversification Requirements                                       31
--------------------------------------------------------------------------------
     Ownership Treatment                                                31
--------------------------------------------------------------------------------
     Taxation of Partial and Full Withdrawals                           32
--------------------------------------------------------------------------------
     Taxation of Annuity Payments                                       32
--------------------------------------------------------------------------------
     Withdrawals After the Payout Start Date                            32
--------------------------------------------------------------------------------
     Distribution at Death Rules                                        32


                                       2 PROSPECTUS

--------------------------------------------------------------------------------
     Taxation of Annuity Death Benefits                                 32
--------------------------------------------------------------------------------
     Penalty Tax on Premature Distributions                             32
--------------------------------------------------------------------------------
     Substantial Equal Periodic Payments                                33
--------------------------------------------------------------------------------
     Tax Free Exchanges Under IRC Section 1035                          33
--------------------------------------------------------------------------------
     Taxation of Ownership Changes                                      33
--------------------------------------------------------------------------------
     Aggregation of Annuity Contracts                                   33
--------------------------------------------------------------------------------
INCOME TAX WITHHOLDING                                                  33
--------------------------------------------------------------------------------
TAX QUALIFIED CONTRACTS                                                 33
--------------------------------------------------------------------------------
  Taxation of Withdrawals from a Qualified Contract                     34
--------------------------------------------------------------------------------
  Required Minimum Distributions                                        34
--------------------------------------------------------------------------------
  The Death Benefit and Qualified Contracts                             34
--------------------------------------------------------------------------------
  Penalty Tax on Premature Distributions from Qualified Contracts       34
--------------------------------------------------------------------------------
  Substantially Equal Periodic Payments on Qualified Contracts          35
--------------------------------------------------------------------------------
  Income Tax Withholding on Qualified Contracts                         35
--------------------------------------------------------------------------------
  Individual Retirement Annuities                                       35
--------------------------------------------------------------------------------
  Roth Individual Retirement Annuities                                  35
--------------------------------------------------------------------------------
  Annuities held by Individual Retirement Accounts                      35
--------------------------------------------------------------------------------
  Simplified Employee Pension Plan                                      36
--------------------------------------------------------------------------------
  Savings Incentive Match Plans for Employees                           36
--------------------------------------------------------------------------------
  Tax Sheltered Annuities                                               36
--------------------------------------------------------------------------------
  Corporate and Self-Employed Pension and Profit Sharing Plans          36
--------------------------------------------------------------------------------
  State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans                                                                 36
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                 36
--------------------------------------------------------------------------------
  Yields and Standard Total Return                                      36
--------------------------------------------------------------------------------
  Other Performance Data                                                37
--------------------------------------------------------------------------------
ALLSTATE LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT                37
--------------------------------------------------------------------------------
  Allstate Life                                                         37
--------------------------------------------------------------------------------
  The Variable Account                                                  38
--------------------------------------------------------------------------------
  Administration                                                        38
--------------------------------------------------------------------------------
  Asset Allocation Services                                             38
--------------------------------------------------------------------------------
  Distribution of Contracts                                             38
--------------------------------------------------------------------------------
  Legal Proceedings                                                     39
--------------------------------------------------------------------------------
  Legal Matters                                                         39
--------------------------------------------------------------------------------
  Registration Statement                                                39
--------------------------------------------------------------------------------
APPENDIX A - ACCUMULATION UNIT VALUES                                   40
--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL TABLE OF CONTENTS                               46
--------------------------------------------------------------------------------



                                       3 PROSPECTUS

GLOSSARY
--------------------------------------------------------------------------------

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

ACCUMULATION PHASE -- The first of two phases during the life of the Contract. The Accumulation Phase begins on the issue date and will continue until the Payout Start Date unless you terminate the Contract before that date.

ACCUMULATION UNIT -- The unit of measurement we use to calculate the value of your investment in the Variable Sub-Accounts during the Accumulation Phase.

ANNUITANT -- The individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period).

BENEFICIARY(IES) -- The person(s) you designate to receive any death benefits under the Contract when the last surviving Contract owner dies.

COMPANY ("WE," "US," "OUR," "ALLSTATE LIFE") -- Allstate Life Insurance Company.

CONTRACT -- SelectDirections/SM/, a flexible premium deferred variable annuity. In certain states, the Contract is available only as a group Contract. In those states we issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise.

CONTRACT ANNIVERSARY -- Each anniversary of the issue date.

CONTRACT OWNER ("YOU") -- The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a retirement plan, your ownership privileges may be modified by the plan.

CONTRACT VALUE -- The sum of the values of your Accumulation Units in the Variable Sub-Accounts of the Variable Account and the Fixed Account Options.

CONTRACT YEAR -- Each twelve-month period beginning on the issue date and on each Contract Anniversary.

DEATH BENEFIT ANNIVERSARY -- The first Death Benefit Anniversary is the 7th Contract Anniversary. Subsequent Death Benefit Anniversaries are those Contract Anniversaries that are multiples of 7. For example, the 7th, 14th, and 21st Contract Anniversaries are the first three Death Benefit Anniversaries.

FIXED ACCOUNT OPTIONS -- Two options to which you can direct your money under the Contract that provide a guarantee of principal and minimum interest. The Fixed Account Options are the Dollar Cost Averaging Fixed Account Option ("DCA Account") and the Standard Fixed Account Option. Fixed account assets are our general account assets. The Fixed Account Options may not be available in all states.

FIXED INCOME PAYMENTS -- A series of income payments that are fixed in amount.

GUARANTEE PERIOD -- A one year period during which we will credit a specific effective annual interest rate on an amount you allocate to the Standard Fixed Account Option.

INCOME PLAN -- A series of payments we will make on a scheduled basis to you or to another person designated by you. We will apply your money to provide these payments (called "income payments") on the Payout Start Date. Income payments will continue until we make the last payment required by the Income Plan you select. You can elect to receive income payments for life and/or for a pre-set number of years, and you may elect to receive fixed or variable income payments or a combination of both.

ISSUE DATE -- The date when the Contract becomes effective.

INVESTMENT ALTERNATIVES - The Variable Sub-Accounts and the Fixed Account
Options.

LATEST PAYOUT START DATE -- The latest date by which we apply your money to provide income payments under the Income Plan you select.

NET INVESTMENT FACTOR -- The factor we use to determine the value of an Accumulation Unit or annuity unit in any Valuation Period. We determine the net investment factor separately for each Variable Sub-Account.

NEW CONTRACT OWNER -- The Contract owner determined immediately after the death of any Contract owner or the Annuitant, if the Contract is owned by a company or other non-natural owner. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary.

NON-QUALIFIED PLAN -- A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

PAYMENT YEAR -- Each twelve-month period measured from the date we receive a purchase payment.

PAYOUT PHASE -- The second of two phases during the life of your Contract. The Payout Phase begins on the Payout Start Date. During this phase, you receive income payments under the Income Plan you choose until we have made the last payment required by the plan.

PAYOUT START DATE -- The date on which we apply your money to an Income Plan.

PORTFOLIO(S) -- The underlying mutual funds in which the Variable Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a


                                       4 PROSPECTUS
separate investment series of a registered investment company.

PURCHASE PAYMENTS -- Amounts paid to us as premium for the Contract by you or on your behalf.

QUALIFIED PLAN -- A retirement plan which receives special tax treatment under Sections 401, 403(b), 408 or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

SETTLEMENT VALUE -- The amount we will pay in the event you fully withdraw all Contract Value. It is equal to the Contract Value, less any applicable premium taxes, income tax withholding, withdrawal charge, and the contract maintenance charge.

TAX CODE -- The Internal Revenue Code of 1986, as amended.

VALUATION DATE -- Each day the New York Stock Exchange ("NYSE") is open for business. Allstate Life is open for business on each day the NYSE is open.

VALUATION PERIOD -- The period of time over which we determine the change in the value of the Variable Sub-Accounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the NYSE (currently 3:00 p.m. Central Standard time on each Valuation Date) and ends at the close of the NYSE on the next Valuation Date.

VARIABLE ACCOUNT -- The Allstate Financial Advisors Separate Account I is a separate investment account composed of Variable Sub-Accounts that we established to receive and invest purchase payments paid under the Contract.

VARIABLE SUB-ACCOUNT -- A subdivision of the Variable Account, which invests exclusively in shares of one of the Portfolios.

VARIABLE INCOME PAYMENTS -- A series of income payments that vary in amount based on changes in the value of the Variable Sub-Accounts in which you are invested at that time.

WITHDRAWAL CHARGE -- The contingent deferred sales charge that we may assess if you withdraw your Contract Value.


QUESTIONS AND ANSWERS ABOUT SELECTDIRECTIONS/SM/
--------------------------------------------------------------------------------

The following are answers to some of the key questions you may have about the SelectDirections/SM/ Contract. Please read the remainder of this prospectus for more information.


1. WHAT IS SELECTDIRECTIONS/SM/?
SelectDirections/SM/ is a Contract between you (the Contract owner) and Allstate Life, a life insurance company, that is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing and is available for non-qualified or qualified retirement plans.

Like all DEFERRED annuity contracts, SelectDirections/SM/ has two phases: the Accumulation Phase and the Payout Phase. During the ACCUMULATION PHASE, you can save for retirement by investing in the investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. During the PAYOUT PHASE, you can receive retirement income for life and/or for a pre-set number of years by selecting one of the Income Plans described in the answer to Question 2.

The amount of money you may accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will be used to determine the amount of your income payments during the Payout Phase.

The Accumulation Phase begins on the issue date and continues until the Payout Start Date. During the Accumulation Phase, you may invest your purchase payments in one or more of the Variable Sub-Accounts or, in most states, allocate them to the Fixed Account Options. The value of your Contract will depend on the investment performance of the Variable Sub-Accounts and the amount of interest we credit to the Fixed Account Options.

During the Accumulation Phase, each Variable Sub-Account invests in a single investment portfolio of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts you allocate to the Variable Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. In some states, you may also allocate all or part of your Contract Value to the "Fixed Account Options", as described in the answer to Question 5.

During the Payout Phase, you will receive income payments for life and/or for a selected number of years under one of the Income Plans we offer. On the Payout Start Date, we will apply your money to provide income payments according to an Income Plan. Your income payments will continue until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a FIXED INCOME PAYMENT option, we will guarantee the amount of your payments, which will remain fixed. If you select a VARIABLE INCOME PAYMENT option, based on one or more of the Variable Sub-Accounts, the amount of your income payments will vary up or down depending on the performance of the corresponding Portfolio in which you are invested at that time.


                                       5 PROSPECTUS

2. WHAT INCOME PLANS DOES SELECTDIRECTIONS/SM/ OFFER? (See Income Payments page
20)
Beginning on the Payout Start Date, you may receive income payments on a fixed or a variable basis or a combination of the two. We offer a variety of Income Plans including:

.. a life annuity, with payments guaranteed for five to twenty years;

.. a joint and full survivorship annuity, with payments guaranteed for five to twenty years; and

.. fixed payments for a specified period of five to thirty years.

Call us to inquire about other options.

You may change your Income Plan at any time before the Payout Start Date. You may select the Payout Start Date. The latest date you may select, however, is the later of the tenth Contract Anniversary or the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply.

If you select an Income Plan that provides income payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Variable Sub-Accounts you have selected at that time. The fixed portion of your income payments, on the other hand, generally will be equal in amount to the initial payment we determine. As explained in more detail below, however, during the Payout Phase you will have a limited ability to change the relative weighting of the Variable Sub-Accounts on which your variable income payments are based or to increase the portion of your income payments consisting of fixed income payments.


3. HOW DO I BUY SELECTDIRECTIONS/SM/?
(See Purchases and Contract Value page 14)
You can obtain a Contract application from your Personal Financial Representative. Your initial purchase payment must be at least $1,200. We will not issue a Contract to you if either you or the Annuitant is older than age 90 before we receive your application.


4. WHAT ARE MY INVESTMENT ALTERNATIVES UNDER SELECTDIRECTIONS/SM/?
(See Variable Sub-Account Investments page 17)
During the Accumulation Phase, you can allocate and reallocate your investment among the Fixed Account Options and the Variable Sub-Accounts. Each Variable Sub-Account invests in a single Portfolio. The Portfolios we offer through the Variable Sub-Accounts under this Contract are:

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES):
AIM V.I. Capital Appreciation Fund

AIM V.I. Diversified Income Fund

AIM V.I. Core Equity Fund

AIM V.I. International Growth Fund

AIM V.I. Premier Equity Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP):
Fidelity VIP Contrafund(R) Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Index 500 Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Investment Grade Bond Portfolio

MFS(R) VARIABLE INSURANCE TRUST/SM/:
MFS Bond Series

MFS Investors Trust Series

MFS High Income Series

MFS New Discovery Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Bond Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Small Cap Fund/VA

VAN KAMPEN LIFE INVESTMENT TRUST:
Van Kampen LIT Comstock Portfolio

Van Kampen LIT Emerging Growth Portfolio

Van Kampen LIT Government Portfolio

Van Kampen LIT Money Market Portfolio



Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.


5. WHAT ARE THE FIXED ACCOUNT OPTIONS?
(See Fixed Account Options Page 20)
We offer two Fixed Account Options: the Standard Fixed Account Option and the Dollar Cost Averaging Fixed Account Option. The Fixed Account Options may not be available in all states.

We credit interest daily to money allocated to the Fixed Account Options at a rate that compounds over one year to the interest rate we guaranteed when the money was allocated. We will credit interest on the initial purchase payment allocated to the Fixed Account Options from the issue date. We will credit interest to subsequent purchase payments allocated to the Fixed Account Options from the date we receive them at a rate declared by us. We will credit interest to transfers from the date the transfer is made.

STANDARD FIXED ACCOUNT OPTION. Money in the Standard Fixed Account Option will earn interest at the current rate in effect at the time of allocation or transfer to the Standard Fixed Account Option. We currently offer a one year Guarantee Period. Other Guarantee Periods may be offered at our discretion. Subsequent renewal dates will be on anniversaries of the first renewal


                                       6 PROSPECTUS
date. After the initial Guarantee Period, a renewal rate will be declared at our discretion. We guarantee that the money you place in the Standard Fixed Account Option will earn interest at an annual rate of at least 3.0%.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION. You may direct all or a portion of your purchase payments to the Dollar Cost Averaging Fixed Account Option ("DCA Account"). The minimum purchase payment amount that may be allocated to the DCA Account is $1,200. The purchase payments will earn interest for up to one year at the current rates in effect at the time of allocation. The effective annual rate will never be less than 3%.

Each purchase payment, plus interest, must be transferred out of the DCA Account to other investment alternatives, as designated by you, in equal monthly installments. The number of monthly installments must be no more than 12. At the end of the 12-month transfer period, any remaining portion of the purchase payment and interest will be allocated to other investment alternatives, as designated by you.

You may not transfer money from other investment alternatives to the DCA
Account.


6. WHAT ARE MY EXPENSES UNDER SELECTDIRECTIONS/SM/? (See expenses page 27)

CONTRACT MAINTENANCE CHARGE
Each year on the Contract Anniversary we subtract an annual contract maintenance charge of $35 from your Contract Value in the Variable Sub-Accounts. We will waive this charge if you pay $50,000 or more, in total purchase payments or if you have allocated all of your Contract Value to the Fixed Account Options on the Contract Anniversary.

During the Accumulation Phase, we will subtract the annual contract maintenance charge from the Van Kampen LIT Money Market Variable Sub-Account. If the Van Kampen LIT Money Market Variable Sub-Account has insufficient funds, then we will subtract the contract maintenance charge in equal parts from the other Variable Sub-Accounts in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, excluding the Van Kampen LIT Money Market Variable Sub-Account.

After the Payout Start Date, the contract maintenance charge will be deducted in equal parts from each variable income payment. We waive this charge if on the Payout Start Date your Contract Value is $50,000, or more or if all payments are fixed income payments.


MORTALITY AND EXPENSE RISK CHARGE AND ADMINISTRATIVE EXPENSE CHARGE
If you select the Standard Death Benefit Rider, we impose a mortality and expense risk charge at an annual rate of 1.15% of your average daily net assets in the Variable Sub-Accounts and an administrative expense charge at an annual rate of .10% of your average daily net assets in the Variable Sub-Accounts. If you selected the Enhanced Death Benefit Rider, we impose a mortality and expense risk charge at an annual rate of 1.35% of your average daily net assets in the Variable Sub-Accounts and an administrative expense charge of an annual rate of ..10% of your average daily net assets in the Variable Sub-Accounts. If you selected our optional Enhanced Death and Income Benefit Rider which is no longer available, we will charge a mortality and expense risk charge at an annual rate of 1.55% of your average daily net assets in the Variable Sub-Accounts and an administrative expense charge at an annual rate of .10% of your average daily net assets in the Variable Sub-Accounts. These charges are assessed each day during the Accumulation Phase and will be assessed during the Payout Phase if you choose variable income payments. We guarantee that we will not raise these charges.


TRANSFER FEE
Although we currently waive the transfer fee, the Contract permits us to charge you up to $10 per transfer for each transfer after the 12th transfer in any Contract Year.


WITHDRAWAL CHARGE
During the Accumulation Phase, you may withdraw all or part of your Contract Value before your death or, if the Contract is owned by a company or other non-natural owner, before the Annuitant's death. Certain withdrawals may be made without payment of any withdrawal charge. Other withdrawals are subject to the withdrawal charge.

In most states, we also may waive the withdrawal charge if you:

1. require long-term medical or custodial care outside the home;

2. become unemployed;

3. are diagnosed with a terminal illness; or

4. begin taking your required minimum distribution payments under a qualified plan.

These provisions will apply to the Annuitant if the Contract is owned by a company or other legal entity.

Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. In addition, withdrawals may trigger tax liabilities and penalties. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability.

Each year, free of withdrawal charge, you may withdraw the free withdrawal amount which equals the greater of:


                                       7 PROSPECTUS

1. earnings not previously withdrawn; or

2. 15% of purchase payments that have been held by us for less than seven years.

Any free withdrawal amount which is not withdrawn during a Contract Year may not be carried over to increase the free withdrawal amount available in a subsequent year. In addition, you may withdraw, free of withdrawal charge, any purchase payment that has been held by us for more than seven years.

We calculate the withdrawal charge from the date you made the purchase payment(s) being withdrawn. The withdrawal charge will vary depending on the number of years since you made the purchase payment(s). Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. In determining withdrawal charges, we will treat your purchase payments as being withdrawn on a first-in first-out basis.

                                        1    2     3    4    5   6    7     8+
PAYMENT YEAR
--------------------------------------------------------------------------------
WITHDRAWAL CHARGE                        7%  7%   6%   6%   5%   4%   3%    0
--------------------------------------------------------------------------------



PREMIUM TAXES
We will deduct state premium taxes, which generally range from 0% to 3.50%, if you fully or partially withdraw your Contract Value, or if we pay out death benefit proceeds, or if you begin to receive regular income payments. We only charge premium taxes in those states that require us to pay premium taxes.


OTHER EXPENSES
In addition to our charges under the Contract, each Portfolio deducts fees and charges from its assets to pay its investment advisory fees and other expenses.


7. HOW WILL MY INVESTMENT IN SELECTDIRECTIONS/SM/ BE TAXED?
(See Federal Tax Matters page 31)

You should consult a qualified tax adviser for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. The taxable portion of a withdrawal or distribution is taxed as ordinary income.

Special rules apply if the Contract is owned by a company or other non-natural owner. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.


8. DO I HAVE ACCESS TO MY MONEY?
(See Access To Your Money page 26)
At any time during the Accumulation Phase, we will pay you all or part of the value of your Contract, minus any applicable charge, if you request a full or partial withdrawal. Generally, a partial withdrawal must equal at least $50, and after the withdrawal your remaining Contract Value must equal at least $500.

Although you have access to your money during the Accumulation Phase, certain charges, such as the contract maintenance charge, the withdrawal charge, and premium tax charges, may be deducted if you withdraw all or part of your Contract Value. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

After the Payout Start Date, under variable income payments pursuant to Income Plan 3, you may be entitled to a full or partial withdrawal of the commuted value of the remaining variable income payments associated with the amount withdrawn. The minimum amount you may withdraw at a time is $1,000.


9. WHAT IS THE DEATH BENEFIT?
(See Death Benefits page 22)
We will pay a death benefit while the Contract is in force and before the Payout Start Date, if the Contract owner dies, or if the Annuitant dies and the Contract owner is not a natural person. To obtain payment of the death benefit, the Beneficiary must submit to us written proof of death as specified in the Contract. The Standard Death Benefit is the greatest of the following:

1. your total purchase payments reduced proportionately for any prior partial withdrawals;

2. your Contract Value on the date we determine the death benefit; or

3. the highest amount computed by taking your Contract Value on each Death Benefit Anniversary prior to the date we determine the death benefit, increased by any purchase payments made since that anniversary and reduced proportionately by any partial withdrawals made since that anniversary.

We also have an optional Enhanced Death Benefit Rider, which is described later in this prospectus.

We will determine the value of the death benefit as of the end of the Valuation Period during which we receive all of the information that we need to process the claim.

* The Enhanced Death and Income Benefit Rider, which was previously offered under this Contract, is available only to Contract owners who selected this option prior to May 1, 2000.


                                       8 PROSPECTUS

10. WHAT ELSE SHOULD I KNOW ABOUT SELECTDIRECTIONS/SM/?

ALLOCATION OF PURCHASE PAYMENTS
(See page 15)
In your Contract application, you may allocate your initial purchase payment to the Variable Sub-Accounts and the Fixed Account Options. You may make your allocations in specific dollar amounts or percentages, which must be whole numbers that add up to 100%. When you make subsequent purchase payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate purchase payments to the Fixed Account Options if they are not available in your state. Purchase payments allocated to the DCA Account must be at least $1,200.


TRANSFERS
(See Transfers During the Accumulation Phase Page 15)
During the Accumulation Phase, you may transfer Contract Value among the Variable Sub-Accounts and from the Variable Sub-Accounts to the Standard Fixed Account Option. The minimum amount that may be transferred is $100. If the total amount remaining in the Standard Fixed Account Option or in a Variable Sub-Account after a transfer would be less than $100, the entire amount will be transferred. Transfers into the DCA Account are not permitted.

The maximum amount you may transfer from the Standard Fixed Account Option during any Contract Year is the greater of 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or the greatest of any prior transfer from the Standard Fixed Account Option. This limit does not apply to dollar cost averaging. You may instruct us to transfer Contract Value by writing or calling us.

You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing Programs. You may not use both programs at the same time.


DOLLAR COST AVERAGING
(See Automatic Dollar Cost Averaging Program Page 16)
Under the Automatic Dollar Cost Averaging Program, amounts are automatically transferred at regular intervals from the DCA Account or a Variable Sub-Account of your choosing to up to 8 options, including other Variable Sub-Accounts or the Standard Fixed Account Option. Transfers may be made monthly, quarterly, or annually. The Automatic Dollar Cost Averaging Program may not be available in all states.


AUTOMATIC PORTFOLIO REBALANCING
(See Automatic Portfolio Rebalancing Program Page 16)
Under the Automatic Portfolio Rebalancing Program, you can maintain the percentage of your Contract Value allocated to each Variable Sub-Account at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semi-annually, annually) that you specify. You may not include the Fixed Account Options in a Portfolio Rebalancing Program. You also may not elect rebalancing after the Payout Start Date.

You may not use the Dollar Cost Averaging and the Automatic Portfolio Rebalancing programs at the same time.


TRANSFERS DURING THE PAYOUT PHASE (See Transfers During the Payout Phase page
22)
You may not make any transfers among the Variable Sub-Accounts for the first six months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts, but these transfers must be at least 6 months apart. You can make transfers from the Variable Sub-Account to increase your fixed income payments only if you have chosen Income Plan 3. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.


RETURN PRIVILEGE
(See Return Privilege page 14)
You may cancel the Contract by returning it to us within 20 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us or your Personal Financial Representative. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we (or your Personal Financial Representative) receive the Contract from you. The Contract Value may be more or less than your purchase payments. If this Contract is qualified under Section 408 of the Tax Code, we will refund the greater of any purchase payments or the Contract Value. In certain states, we are required to send you the amount of your purchase payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.


11. WHO CAN I CONTACT FOR MORE INFORMATION?
You can write to us at:

  Allstate Life Insurance Company
  P.O. Box 80469
  Lincoln, Nebraska 68501-0469

Overnight mail address:

  Allstate Life Insurance Company
  Nebraska Service Center
  2940 S. 84th Street
  Lincoln, Nebraska 68506

Or call us at:

  1-800-632-3492


                                       9 PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, making withdrawals or surrendering the Contract. The first table describes the fees and expenses that you will pay when you make a withdrawal, surrender the Contract, or transfer Contract Value among the investment alternatives. Premium taxes also may apply, although they are not reflected in the tables.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of Purchase Payments)*               Payment Year
---------------------------------------------------------------------------------------------------
                                                           1    2    3    4    5    6    7     8+
---------------------------------------------------------------------------------------------------
Withdrawal Charge Percentage                               7%   7%   6%   6%   5%   4%   3%    0%
---------------------------------------------------------------------------------------------------
Transfer Fee                                                              $10.00**
---------------------------------------------------------------------------------------------------

* Each Contract Year, you may withdraw up to the greater of 15% of your aggregate purchase payments that have been held by us for less than seven years or earnings not previously withdrawn, without incurring a withdrawal charge.

** Applies solely to transfers after the 12th transfer in any contract year. We are currently waiving the transfer fee.





The next tables describe the fees and expenses that you will pay periodically during the time you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Charge                                                 $35.00/(//1)/
-----------------------------------------------------------------------------------------------



(1) We will waive this charge in certain cases.

VARIABLE ACCOUNT EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS
IN THE VARIABLE SUB-ACCOUNTS OF THE VARIABLE ACCOUNT)
WITH THE ENHANCED DEATH AND INCOME BENEFIT RIDER*

Mortality and Expense Risk Charge                                        1.55%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.65%
-------------------------------------------------------------------------------


WITH THE ENHANCED DEATH BENEFIT RIDER ONLY

Mortality and Expense Risk Charge                                        1.35%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.45%
-------------------------------------------------------------------------------


WITH THE STANDARD DEATH BENEFIT

Mortality and Expense Risk Charge                                        1.15%
-------------------------------------------------------------------------------
Administrative Expense Charge                                            0.10%
-------------------------------------------------------------------------------
Total Variable Account Annual Expense                                    1.25%
-------------------------------------------------------------------------------


* The Enhanced Death and Income Benefit Rider is available only to Contract owners who selected this option prior to May 1, 2000.


                                       10 PROSPECTUS

PORTFOLIO ANNUAL EXPENSES (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees, and                0.33%                         1.09%
other expenses)
----------------------------------------------------------------------------------


(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2002.




                                       11 PROSPECTUS

EXAMPLES

EXAMPLE 1A
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses. The example shows the dollar amount of expense that you would bear directly or indirectly if you:

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment,

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period, and

.. elected the Enhanced Death and Income Benefit Rider (with total Variable
  Account expenses of 1.65%)

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the Example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the Example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below, because of variations in a Portfolio's expense ratio from year to year.


                     1 Year           3 Years        5 Years        10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $911          $1,473          $1,972           $3,405
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $833          $1,240          $1,584           $2,638
Portfolio Expenses
------------------------------------------------------------------------------------




EXAMPLE 1B
The Example uses the same assumptions as Example 1A above, except that it assumes you elected the Enhanced Death Benefit Rider (with total Variable Account annual expenses of 1.45%).

The first line of the Example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the Example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below, because of variations in a Portfolio's expense ratio from year to year.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                   1 Year          3 Years         5 Years         10 Years
---------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual         $890          $1,412          $1,871           $3,208
Portfolio Expenses
---------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual         $812          $1,178          $1,480           $2,427
Portfolio Expenses
---------------------------------------------------------------------------------------------------





                                       12 PROSPECTUS

EXAMPLE 2A
This Example uses the same assumptions as Example 1A above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                      1 Year         3 Years          5 Years       10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $316           $963           $1,632           $3,405
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $238           $730           $1,244           $2,638
Portfolio Expenses
------------------------------------------------------------------------------------



EXAMPLE 2B
This Example uses the same assumptions as Example 1B above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                      1 Year          3 Years       5 Years          10 Years
------------------------------------------------------------------------------------
Costs Based on
Maximum Annual         $295           $902           $1,531           $3,208
Portfolio Expenses
------------------------------------------------------------------------------------
Costs Based on
Minimum Annual         $217           $668           $1,140           $2,427
Portfolio Expenses
------------------------------------------------------------------------------------





EXPLANATION OF EXPENSE EXAMPLES


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. EXAMPLES 1A AND 2A ASSUME THE ELECTION OF THE ENHANCED DEATH AND INCOME BENEFIT RIDER (TOTAL VARIABLE ACCOUNT EXPENSES OF 1.65%). EXAMPLES 1B AND 2B ASSUME THE ELECTION OF THE ENHANCED DEATH BENEFIT RIDER (TOTAL VARIABLE ACCOUNT EXPENSES OF 1.45%). IF THESE RIDERS WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN WOULD BE SLIGHTLY LOWER.THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $35 EACH YEAR.




FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the accumulation unit ("ACCUMULATION UNIT"). Each Variable Sub-Account has a separate value for its Accumulation Units we call accumulation unit value ("ACCUMULATION UNIT VALUE"). Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Attached as Appendix A to this prospectus are tables showing the Accumulation Unit Values of each Variable Sub-Account since its inception. To obtain a fuller picture of each Variable Sub-Account's finances, please refer to the Variable Account's financial statements contained in the Statement of Additional Information. The consolidated financial statements of Allstate Life also appear in the Statement of Additional Information.


DESCRIPTION OF THE SELECTDIRECTIONS/SM/ CONTRACT
--------------------------------------------------------------------------------


SUMMARY
SelectDirections/SM/ is a flexible premium deferred variable annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional purchase payments at any time. In addition, the Contract Value will change to reflect the performance of the Variable Sub-Accounts to which you allocate or transfer your purchase payments, as well as to reflect interest credited to amounts allocated to the Fixed Account Options.


                                       13 PROSPECTUS

During the Accumulation Phase, you may withdraw your Contract Value by making a partial or full withdrawal. After the Payout Start Date, we will pay you benefits under the Contract in the form of income payments, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


CONTRACT OWNER
As the Contract owner, you are the person usually entitled to exercise all rights of ownership under the Contract. The Contract cannot be jointly owned by a natural and non-natural person. You usually are the person entitled to receive benefits under the Contract or to choose someone else to receive benefits. If your Contract was issued under a qualified plan, however, then the plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits. We will not issue a Contract to a purchaser who has reached his or her 91st birthday, or where the Annuitant has reached his or her 91st birthday.


ANNUITANT
The Annuitant is the living person whose life span is used to determine income payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before income payments begin. If your Contract was issued under a plan qualified under Sections 403, 408 or 408A of the Tax Code, then you must be the Annuitant. When you select an Income Plan, you may also name a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of qualified plans. If you are not the Annuitant and the Annuitant dies before income payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. If the Annuitant dies before the payout start date, the new Annuitant will be the youngest owner, otherwise the youngest Beneficiary. You must attest that the Annuitant is alive in order to begin to receive income payments under your Contract.


MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents (e.g., your Personal Financial Representative) has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.


ASSIGNMENT
Before the Payout Start Date, if the Annuitant is still alive, you may assign a Contract issued under a non-qualified plan that is not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"). If a Contract is issued pursuant to a qualified plan or a non-qualified plan that is subject to Title 1 of ERISA, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

BECAUSE OF THE POTENTIAL TAX CONSEQUENCES AND ERISA ISSUES ARISING FROM AN ASSIGNMENT, YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.


RETURN PRIVILEGE
If you are not satisfied with this Contract for any reason, you may cancel it by returning it to us within 20 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your Personal Financial Representative or mailing it to us. If you return the Contract, then the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we (or your Personal Financial Representative) receive the Contract from you. The Contract Value at that time may be more or less than your purchase payments. If this Contract is qualified under Section 408 of the Tax Code, we will refund the greater of any purchase payments or the Contract Value.

In certain states, if you exercise your "Return Privilege" rights, we are required to return the amount of your purchase payments. Currently, if you live in one of those states, on the issue date we will allocate your purchase payment to the Variable Sub-Accounts and the Fixed Account Options as you specified in your application. However, we reserve the right in the future to delay allocating your purchase payments to the Variable Sub-Accounts you have selected or to the Fixed Account Options until 20 days after the issue date or, if your state's Return Privilege period is longer than ten days, for ten days plus the period required by state law.


PURCHASES AND CONTRACT VALUE
--------------------------------------------------------------------------------


PURCHASING THE CONTRACT
You may purchase the Contract with an initial purchase payment of $1,200 or more. The maximum age of the oldest Contract Owner and Annuitant cannot exceed 90 as of the date we receive the completed application. The initial purchase payment is the only payment we require you to make under the Contract. There are no requirements on how many payments to make.


                                       14 PROSPECTUS

After the initial purchase payment, you decide the amount of each subsequent payment, except that each additional purchase payment must be $100 or more. You may add money to your Contract automatically through the Automatic Payment Plan for as little as $25 per month. We may lower these minimums if we choose. We may limit the dollar amount of purchase payments we will accept in the future. We may refuse any purchase payment at any time.


AUTOMATIC PAYMENT PLAN
You may make scheduled additional purchase payments of $25 or more per month ($1,200 or more per year for purchase payments allocated to the DCA Account) by automatic payment through your bank account. Call or write us for an enrollment form.


ALLOCATION OF PURCHASE PAYMENTS
You may allocate your purchase payments to the Variable Sub-Account(s) and the Fixed Account Options in the proportions that you select, provided they meet the minimum allocation amounts described in this prospectus. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent purchase payments in those percentages, until you give us new allocation instructions. You may not allocate purchase payments to a Fixed Account Option if it is not available in your state.

If your application is complete and your purchase payment has been received at our P.O. Box shown on the first page of this prospectus, we will issue your Contract within two business days of its receipt. If your application is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your purchase payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial purchase payment to the Variable Sub-Accounts and the Fixed Account Options, as you have instructed us, on the issue date. We will allocate your subsequent purchase payments on the date that we receive them at the next computed Accumulation Unit Value.

We determine the number of Accumulation Units in each Variable Sub-Account to allocate to your Contract by dividing that portion of your purchase payment allocated to a Variable Sub-Account by that Variable Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


CONTRACT VALUE
We will establish an account for you and will maintain your account during the Accumulation Phase. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.


VARIABLE ACCOUNT ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect changes in the share price of the Portfolio in which the Variable Sub-Account invests. In addition, we subtract from Accumulation Unit Value amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine withdrawal charges, transfer fees and contract maintenance charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Variable Sub-Account. We will also determine separate sets of Accumulation Unit Values reflecting the cost of the enhanced benefit riders. If we elect or are required to assess a charge for taxes, we may calculate a separate Accumulation Unit Value for Contracts issued in connection with non-qualified and qualified plans, respectively, within each Variable Sub-Account. We determine the Accumulation Unit Value for each Variable Sub-Account Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the Portfolios' prospectuses which accompany this prospectus for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.


TRANSFERS
--------------------------------------------------------------------------------


TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the Standard Fixed Account Option and the Variable Sub-Accounts in writing or by telephone/fax. The minimum amount that may be transferred from the Standard Fixed Account Option or the Variable Sub-Accounts is $100. If the total amount remaining in the Standard Fixed Account Option or the Variable Sub-Accounts after a transfer would be less than $100, the entire amount will be transferred.

As a general rule, we only accept and process transfers on days when we and the New York Stock Exchange


                                       15 PROSPECTUS

("NYSE") are open for business (a Valuation Date). If we receive your request on one of those days, we will process the transfer that day. We will process transfer requests that we receive before 3:00 p.m. Central Standard Time on any Valuation Date using the Accumulation Unit Value at the end of that date. We will process requests completed after 3:00 p.m. Central Standard Time using the Accumulation Unit Value for the next Valuation Date.

The Contract permits us to defer transfers from the fixed account for up to six months from the date you ask us.

You may not transfer Contract Value into the Dollar Cost Averaging Fixed Account Option.


TRANSFERS AUTHORIZED BY TELEPHONE
You may make transfers by telephone by calling 1-800-632-3492. The cut off time for telephone transfer requests is 3:00 p.m. Central Standard Time. Calls completed before 3:00 p.m. Central Standard Time will be effected on that day at that day's closing price. We will not process telephone requests received after 3:00 p.m. Central Standard Time on any Valuation Date.

In the event that the NYSE closes early, i.e., before 3:00 p.m. Central Standard Time, or if the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not process telephone transfer requests received from you at any telephone number other than 1-800-632-3492, or received after the close of trading on the NYSE. If you own the Contract with a joint Contract owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract owner. In addition, we may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


AUTOMATIC DOLLAR COST AVERAGING PROGRAM
Under our Automatic Dollar Cost Averaging Program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the "DCA Account" or a Variable Sub-Account of your choosing to up to 8 options, including other Variable Sub-Accounts or the Standard Fixed Account Option. The interval between transfers from the DCA Account may be monthly only. The interval between transfers from Variable Sub-Accounts may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted.

Currently, the minimum transfer amount is $100 per transfer. However, if you wish to dollar cost average to a Standard Fixed Account Option, the minimum amount that must be transferred into any one option is $500. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur one interval after your issue date. You may not use the Automatic Dollar Cost Averaging Program to transfer amounts from the Standard Fixed Account Option.

Please refer to the Dollar Cost Averaging Fixed Account Option on page 20 for additional information on the use of the DCA Account within the Automatic Dollar Cost Averaging Program.

Your request to participate in this program will be effective when we receive your completed application at the address on the first page of this prospectus. Call or write us for a copy of the application. You may elect to increase, decrease or change the frequency or amount of transfers under the Automatic Dollar Cost Averaging Program. We will not charge a transfer fee for dollar cost averaging.

The theory of dollar cost averaging is that you will purchase greater numbers of units when the unit prices are relatively low rather than when the prices are higher. As a result, when purchases are made at fluctuating prices, the average cost per unit is less than the average of the unit prices on the purchase dates.

However, participation in this program does not assure you of a greater profit from your purchases under the program; nor will it prevent or necessarily reduce losses in a declining market. You may not use the Automatic Dollar Cost Averaging and Portfolio Rebalancing Programs at the same time.

The Automatic Dollar Cost Averaging Program may not be available in all states.


AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Portfolio rebalancing allows you to maintain the percentage of your Contract Value allocated to each Variable Sub-Account at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the AIM V.I. Premier Equity Portfolio, 40% in the MFS Bond Portfolio and 30% in Fidelity VIP Overseas Portfolio. Over time, the variations in each Variable Sub-Account's investment results will shift the balance of your Contract Value allocations. Under the Automatic Portfolio Rebalancing Program, each period, if the allocations change from your desired percentages, we will automatically transfer your Contract Value, including new purchase payments (unless you specify otherwise), back to the percentages you specify. Portfolio rebalancing


                                       16 PROSPECTUS
is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have a rebalance made monthly, quarterly, semi-annually, or annually until your Payout Start Date. The Automatic Portfolio Rebalancing Program is not available after the Payout Start Date. We will not charge a transfer fee for portfolio rebalancing. No more than eight Variable Sub-Accounts can be included in the Automatic Portfolio Rebalancing Program at one time. You may not include the Standard Fixed Account Option in the Automatic Portfolio Rebalancing Program.

You may request portfolio rebalancing at any time before your Payout Start Date by submitting a completed written request to us at the address given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop portfolio rebalancing, you must wait 30 days to begin again.

In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your issue date, your first rebalance will be delayed one month. If you request portfolio rebalancing in your Contract application and do not specify a date for your first rebalancing, your first rebalance will occur one period after the issue date. For example, if you specify quarterly rebalancing, your first rebalance will occur three months after your issue date. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary date.

Generally, you may change the allocation percentages, frequency, or choice of Variable Sub-Accounts at any time. If your total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of portfolio rebalancing. You may not use the Automatic Dollar Cost Averaging and Portfolio Rebalancing Programs at the same time. We may change, terminate, limit, or suspend portfolio rebalancing at any time.


EXCESSIVE TRADING LIMITS
We reserve the right to limit transfers among the investment alternatives in any Contract Year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading or market timing ("Prohibited Trading Practices"), by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of Prohibited Trading Practices or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.




THE INVESTMENT ALTERNATIVES
--------------------------------------------------------------------------------


VARIABLE SUB-ACCOUNT INVESTMENTS

THE PORTFOLIOS
Each of the Variable Sub-Accounts of the Variable Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

NO ONE CAN PROMISE THAT THE PORTFOLIOS WILL MEET THEIR INVESTMENT OBJECTIVES. Amounts you have allocated to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.


                                       17 PROSPECTUS

INVESTMENT OBJECTIVES OF THE PORTFOLIOS
CERTAIN PORTFOLIOS HAVE SIMILAR INVESTMENT OBJECTIVES. YOU SHOULD CAREFULLY REVIEW THE PROSPECTUSES FOR THE PORTFOLIOS BEFORE INVESTING.

PORTFOLIO:                                                    EACH PORTFOLIO SEEKS:          INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund*                           Growth of capital.
---------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund*                                    Growth of capital.              A I M ADVISORS, INC.
---------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund*                             High level of current income.
---------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund*                           Long-term growth of capital.
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                  Long-term growth of capital.
                                                               Income is a secondary
                                                               objective.
---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)                                    Long-term capital
                                                               appreciation.
---------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                 Capital appreciation.
---------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                            High level of current income
                                                               while also considering
                                                               growth of capital.            FIDELITY MANAGEMENT &
---------------------------------------------------------------------------------------------RESEARCH COMPANY
Fidelity VIP Index 500 Portfolio                              Investment results that
                                                               correspond to the total
                                                               return of common stocks
                                                               publicly traded in the
                                                               United States, as
                                                               represented by the Standard
                                                               & Poor's 500/SM/ Index (S&P
                                                               500(R)).
---------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond                            High level of current income   ------------------------
                                                               as is consistent with the
                                                               preservation of capital.
---------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                               Long-term growth of capital.
---------------------------------------------------------------------------------------------
MFS Bond Series                                               As high a level of current
                                                               income as is believed to be
                                                               consistent with prudent
                                                               risk. Its secondary
                                                               objective is to protect
                                                               shareholders' capital.
---------------------------------------------------------------------------------------------
MFS High Income Series                                        High current income by         MFS INVESTMENT
                                                               investing primarily in a      MANAGEMENT(R)
                                                               professionally managed
                                                               diversified portfolio of
                                                               fixed income securities,
                                                               some of which may involve
                                                               equity features.
---------------------------------------------------------------------------------------------
MFS Investors Trust Series                                    Long-term growth of capital
                                                               with a secondary objective
                                                               to seek reasonable current
                                                               income.                       ------------------------
---------------------------------------------------------------------------------------------
MFS New Discovery Series                                      Capital appreciation.
---------------------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA                                      High level of current income.
                                                               As a secondary objective,
                                                               the Portfolio seeks capital
                                                               appreciation when consistent
                                                               with its primary objective.
--------------------------------------------------------------------------------------------- OPPENHEIMER FUNDS, INC.
Oppenheimer Capital Appreciation Fund/VA                      Seeks capital appreciation by
                                                               investing in securities of
                                                               well-known, established
                                                               companies.
---------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                         Long-term capital
                                                               appreciation.
---------------------------------------------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA                               High level of current income.
---------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                     Capital appreciation.
---------------------------------------------------------------------------------------------
Van Kampen LIT Comstock Portfolio                             Capital growth and income.

---------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth Portfolio                      Capital appreciation.          VAN KAMPEN ASSET
---------------------------------------------------------------------------------------------MANAGEMENT INC.
Van Kampen LIT Government Portfolio                           High current return
                                                               consistent with preservation
                                                               of capital.
---------------------------------------------------------------------------------------------
Van Kampen LIT Money Market Portfolio                         Protection of capital and      ------------------------
                                                               high current income through
                                                               investments in money market
                                                               instruments.
---------------------------------------------------------------------------------------------

*The Portfolios' investment objectives may be changed by the Portfolios' Board of Trustees without shareholder approval.


                                       18 PROSPECTUS

Each Portfolio is subject to certain investment restrictions and policies, some of which may not be changed without the approval of a majority of the shareholders of the Portfolio. See the accompanying prospectuses of the Portfolios for further information.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Variable Sub-Account are separate and are credited to or charged against the particular Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other part of our business. We will use the net purchase payments you allocate to a Variable Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Some of the Portfolios have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives.

While some of the Portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund.

Consequently, the investment performance of publicly traded mutual funds and any similarly named portfolio may differ substantially from the Portfolios available through this Contract.

Certain of the Portfolios sell their shares to variable accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future there may be unfavorable tax or other consequences for variable life insurance variable accounts and variable annuity variable accounts that invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors (or Board of Trustees) intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors (or Board of Trustees) were to conclude that separate investment funds should be established for variable life and variable annuity variable accounts, Allstate Life will bear the attendant expenses.


VOTING RIGHTS
As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Payout Start Date, you are the person entitled to give voting instructions. After the Payout Start Date, the person receiving income payments has the voting interest. Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract owners.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract owners, and we may choose to do so.


ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF PORTFOLIOS
If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer desirable in view of the purposes of the Contract, we may eliminate any Portfolio, add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by purchase payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Variable Account and the Variable Sub-Accounts:

.. to operate the Variable Account in any form permitted by law;

.. to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

.. to transfer assets from one Variable Sub-Account to another, or from any Variable Sub-Account to our general account;

.. to add, combine, or remove Variable Sub-Accounts in the Variable Account; and

.. to change the way in which we assess charges, as long as the total charges do not exceed the maximum


                                       19 PROSPECTUS
  amount that may be charged the Variable Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements. We will notify you of any change.


THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


GENERAL
You may allocate part or all of your money to the Fixed Account Options.The Fixed Account Options may not be available in all states. Amounts allocated to the Fixed Account Options become part of the general assets of Allstate Life. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts. Any money you allocate to the Fixed Account Options does not entitle you to share in the investment experience of the Fixed Account Options. Please contact us at 1-800-632-3492 for current information about rates being credited on the Fixed Account Options.

WE WILL DETERMINE THE INTEREST RATES TO BE DECLARED IN OUR SOLE DISCRETION. WE CAN NEITHER PREDICT NOR GUARANTEE WHAT THOSE RATES WILL BE IN THE FUTURE.


STANDARD FIXED ACCOUNT OPTION
Money in the Standard Fixed Account Option will earn interest for the length of the Guarantee Period at the current rate in effect at the time of allocation or transfer to the Standard Fixed Account Option. The effective annual rate will never be less than 3%. We currently offer a one year Guarantee Period. Other Guarantee Periods may be offered in the future. Subsequent renewal dates will be on anniversaries of the first renewal date.


DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
You may also allocate purchase payments to the "DCA Account". The minimum purchase payment amount that may be allocated to the DCA Account is $1,200. The purchase payments will earn interest for up to one year at the current rates in effect at the time of allocation. The effective annual rate will never be less than 3%.

Each purchase payment, plus interest, must be transferred out of the DCA Account to other investment alternatives, as designated by you, in equal monthly installments. The number of monthly installments must be no more than 12. At the end of the 12-month transfer period, any remaining portion of the purchase payment and interest will be allocated to other investment alternatives, as designated by you. You may not transfer money from other investment alternatives to the DCA Account.


INCOME PAYMENTS
--------------------------------------------------------------------------------


PAYOUT START DATE
The Payout Start Date is the day that we will apply the value of your Contract, less applicable taxes, to the Income Plan you select. The Payout Start Date may be no later than the 10th anniversary of the Contract's issue date or the Annuitant's 90th birthday, whichever is later. This is the latest Payout Start Date.

If you do not select a Payout Start Date, the latest Payout Start Date will automatically become the Payout Start Date. You may change the Payout Start Date by writing to us at the address given on the first page of the prospectus at least 30 days before the current Payout Start Date.


INCOME PLANS
You may choose and change your Income Plan at any time before the Payout Start Date. As part of your election, you may choose the length of the applicable guaranteed payment period within the limits available for your chosen Income Plan. If you do not select an Income Plan, then we will pay monthly income payments in accordance with the applicable default option. The default options are:

.. Income Plan 1 with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

.. Income Plan 2 with 10 years (120 months) guaranteed, if you have designated joint Annuitants.

You may freely change your choice of Income Plan, as long as you request the change at least thirty days before the Payout Start Date.

Three Income Plans are generally available under the Contract. Each is available in the form of:

.. fixed income payments;

.. variable income payments; or

.. a combination of both fixed and variable income payments.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The three Income Plans are:

INCOME PLAN 1 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS. We make periodic payments at least as long as the Annuitant lives. If the Annuitant dies before all of the


                                       20 PROSPECTUS
guaranteed payments have been made, then we will pay the remaining guaranteed payments to the new Contract owner.

INCOME PLAN 2 -- JOINT AND SURVIVOR ANNUITY, WITH GUARANTEED PAYMENTS. We make periodic payments at least as long as either the Annuitant or the joint Annuitant is alive. If both the Annuitant and the joint Annuitant die before all of the guaranteed payments have been made, then we will pay the remaining guaranteed payments to the new Contract owner.

INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD (5 YEARS TO 30 YEARS). We make payments for a specified number of months. These payments do not depend on the Annuitant's life. The number of months guaranteed may be from 60 to 360. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts that support this plan even though we may not bear any mortality risk.

If you purchased your Contract under a retirement plan, you may have a more limited selection of Income Plans to choose from. You should consult your Plan documents to see what is available.

Once income payments have begun, you cannot surrender your Contract for a lump sum payment unless you choose to receive variable income payments under Income Plan 3, as described above. Instead, before the Payout Start Date you may fully withdraw your Contract Value for a lump sum, as described on page 26. Applicable withdrawal charges will be deducted.

We may have other Income Plans available. You may obtain information about them by writing or calling us.


INCOME PAYMENTS: GENERAL
On the Payout Start Date, we will apply the total value of your Contract, less applicable taxes, to the Income Plan you have chosen. If you select Income Plan 3 for less than 120 months, then withdrawal charges may apply. Your income payments may consist of variable income payments or fixed income payments or a combination of the two. The contract maintenance charge will be deducted in equal amounts from each variable income payment. The contract maintenance charge will be waived if the Contract Value on the Payout Start Date is $50,000 or more or if all payments are fixed income payments.

We will determine the amount of your income payments as described in "Variable Income Payments" on page 21 and "Fixed Income Payments" on page 22.

You must notify us in writing at least 30 days before the Payout Start Date how you wish to allocate your Contract Value between Variable Income and Fixed Income payments. YOU MUST APPLY AT LEAST THE CONTRACT VALUE IN THE FIXED ACCOUNT OPTIONS ON THE PAYOUT START DATE TO FIXED INCOME PAYMENTS. IF YOU WISH TO APPLY ANY PORTION OF YOUR MONEY IN THE FIXED ACCOUNT OPTIONS TO YOUR VARIABLE INCOME PAYMENTS, THEN YOU SHOULD PLAN AHEAD AND TRANSFER THAT AMOUNT TO THE VARIABLE SUB-ACCOUNTS PRIOR TO THE PAYOUT START DATE.

If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account Options to fixed income payments. We will make income payments in monthly, quarterly, semi-annual or annual installments, as you select. As of the Payout Start Date, if no purchase payments have been received for two years and the Contract Value is less than $2,000, or not enough to provide an initial payment of $20, and state law permits, then we may pay you the Contract Value, less applicable taxes, in a lump sum instead of the periodic payments you have chosen. Or we may reduce the frequency of payments so that the initial payment will be at least $20.

We may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear.

Generally you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving variable income payments that do not depend on the life of the Annuitant (such as Income Plan 3). In that case, you can terminate all or part of the income payments being made from the Variable Account under Income Plan 3 at any time and receive a lump sum equal to the commuted balance of the remaining variable income payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw at a time is $1,000. A withdrawal charge may apply. The commuted balance of the remaining variable income payments will be equal to the net present value of the future stream of payments using a discount rate of 3% and the annuity unit value next determined after the receipt of your request.


VARIABLE INCOME PAYMENTS
One basic objective of the Contract is to provide variable income payments which will to some degree respond to changes in the economic environment. The amount of your variable income payments will depend upon the investment results of the Variable Sub-Accounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Income Plan chosen. We guarantee that the payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The variable income payments may be more or less than your total purchase payments because


                                       21 PROSPECTUS

(a) variable income payments vary with the investment results of the underlying Portfolios; and (b) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Income Plan will affect the dollar amounts of each variable income payment. As a general rule, longer Guarantee Periods result in lower periodic payments, all other things being equal. For example, if a life Income Plan with no minimum guaranteed payment period is chosen, then the variable income payments will be greater than variable income payments under an Income Plan for a minimum specified period and guaranteed thereafter for life.

The investment results of the Variable Sub-Accounts to which you have allocated your Contract Value will also affect the amount of your income payment. In calculating the amount of the income payments in the income payment tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the variable income payments will decrease. The dollar amount of the variable income payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the variable income payments will increase if the net investment return exceeds the assumed investment rate.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.


FIXED INCOME PAYMENTS
You may choose to apply a portion of your Contract Value to provide fixed income payments. We determine the fixed income payment amount by applying the applicable value to the Income Plan you have selected.

As a general rule, subsequent fixed income payments will be equal in amount to the initial payment. However, as described in "Transfers During the Payout Phase", after the Payout Start Date, you will have a limited ability to increase the amount of your fixed income payments by making transfers from the Variable Sub-Accounts.

We may defer making fixed income payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.


TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you will have a limited ability to make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed income payments. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.

You may not make any transfers for the first six months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts, but these transfers must be at least six months apart. You can make transfers from the Variable Sub-Account to increase your fixed income payments only if you have chosen Income Plan 3. You may not, however, convert any portion of your right to receive fixed income payments into variable income payments.


DEATH BENEFIT DURING THE PAYOUT PHASE
After income payments begin, upon the death of the Annuitant and any joint Annuitant, we will make any remaining income payments to the new Contract owner. The amount and number of these income payments will depend on the Income Plan in effect at the time of the Annuitant's death. After the Annuitant's death, any remaining interest will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.




DEATH BENEFITS
--------------------------------------------------------------------------------


THE DEATH BENEFIT: GENERAL
We will pay a death benefit if, prior to the Payout Start Date:

  (a) any owner dies; or

  (b) if the Contract is owned by a company or other non-natural owner, the Annuitant dies.

We will pay the death benefit to the new Contract owner. The new Contract owner would be a surviving Contract owner or, if none, the Beneficiary(ies). If the new Contract owner takes ownership as the beneficiary, the new Owner's options will be subject to any restrictions previously placed on the beneficiary. In the case of the


                                       22 PROSPECTUS
death of the Annuitant we will pay the death benefit to the current Contract owner.

If we receive a complete request for settlement of the death benefit within 180 days of the date of death, we will pay the death benefit equal in amount to the Standard Death Benefit, Enhanced Death Benefit, or Enhanced Death and Income Benefit, defined below, as appropriate.

Otherwise, the death benefit is equal to the greater of the Contract Value of the Settlement Value.

We reserve the right to waive the 180 day limit on a non-discriminatory basis. We will calculate the distribution as of the earlier of the requested distribution date or the fifth anniversary of the date of death.

We determine the death benefit as of the date we receive all of the information we need to process the death benefit claim. Where there are multiple beneficiaries, we will only value the death benefit at the time the first beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any beneficiary which remain in the investment division are subject to investment risk.


STANDARD DEATH BENEFIT
Prior to the Payout Start Date, the Standard Death Benefit under the Contract is the greatest of the following:

1. the total purchase payments, less a withdrawal adjustment for any prior partial withdrawals;

2. the Contract Value on the date that we calculate the death benefit;

3. and the highest amount computed by taking the Contract Value on each Death Benefit Anniversary, prior to the date we determine the death benefit, increased by any purchase payments made since that anniversary and reduced by a withdrawal adjustment for any partial withdrawals made since that anniversary.

The withdrawal adjustment for the Standard Death Benefit will equal (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately before the withdrawal; and

  (c) = the value of the applicable death benefit immediately before the withdrawal.


CLAIM AND PAYMENT
A claim for a distribution on death must be submitted before the Payout Start Date. As part of the claim, the new Contract owner must provide "Due Proof of Death". We will accept the following documentation as due proof of death:

.. a certified copy of the Death Certificate;

.. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

.. a written statement of a medical doctor who attended the deceased at the time of death.

.. any other proof acceptable to us.

We will pay the death benefit in a lump sum within seven days of receiving a completed claim for a distribution on death, unless the new Contract owner selects one of the other alternatives described below.

If the new Contract owner is a natural person, the new Contract owner may choose from the following alternative ways of receiving the distribution:

1.   the new Contract owner may receive the distribution as a lump sum payment;

2. the new Contract owner may apply the distribution to an income plan described above payable over the life of the new Contract owner, over a period of 5 to 50 years but no longer than the new Contract owner's life expectancy, or over the life of the new Contract owner with payments guaranteed for a period of 5 to 30 years but not to exceed the life expectancy of the new Contract owner (the payments must begin within one year of the date of death); or

3. if the new Contract owner does not elect one of the options above, then the new Contract owner must receive the Contract Value payable within 5 years of your date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the new Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The new Contract owner may exercise all rights described in the Transfers section on page 15 during this 5 year period. No additional purchase payments may be added to the Contract under this election.
 We will waive withdrawal charges during this 5 year period. We reserve the right to offer additional options. If the new Contract owner dies prior to the complete liquidation of the Contract Value, then the new Contract owner's named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be liquidated as a lump sum within 5 years of the date of the original Contract owner's death.

If your spouse is the sole new Contract owner, he or she may elect distribution alternative 1 or 2 above or choose to continue the Contract in the Accumulation Phase, as if the death had not occurred. If your spouse chooses to continue the Contract, the following conditions apply:

1. On the day the Contract is continued, we will set the Contract Value equal to the death benefit as determined as of the Valuation Date on which we received the complete request for settlement of the death benefit (the next Valuation Date if we receive the request after 3:00 p.m. Central Standard time). Because the Standard Death Benefit and Enhanced Death Benefit can never be less than the then current Contract Value, our resetting the


                                       23 PROSPECTUS

Contract will not cause the Contract Value to decrease. During the continuation period, however, the Contract Value will continue to increase or decrease to reflect the investment performance of the Variable Sub-Accounts, interest credited to the fixed account, and charges and expenses under the Contract, as described in this prospectus.

The excess, if any, of the death benefit amount over the Contract Value will be allocated to the Variable Sub-Accounts. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date on which we receive the complete request for settlement of the death benefit. Any portion of this excess attributed to the Fixed Account Options will be allocated to the Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

.. Transfer all or a portion of the excess among the Variable Sub-Accounts;

.. Transfer all or a portion of the excess into the Standard Fixed Account and begin a new Guarantee Period; or

.. Transfer all or a portion of the excess into a combination of Variable
  Sub-Accounts, and the Standard Fixed Account.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

2. Within one year of the date of death, your spouse may make a single withdrawal of any amount without incurring a withdrawal charge. The Contract may only be continued once.

3. If the Contract is continued by a surviving spouse, during the continuation period currently we will pay the death benefit determined as of the date on which we receive complete request for settlement including due proof of your spouse's death. The death benefit payable upon your spouse's death will be the standard death benefit described above. Thus, the amount of the distribution on death may increase or decrease during the continuation period, depending on changes in the Contract Value and other Contract transactions during the continuation period.

4. If before your death you were the Annuitant, then your surviving spouse becomes the Annuitant.

If prior to the Payout Start Date the Contract owner dies, or the Annuitant who is not the Contract owner dies and the Contract owner is a non-natural person, the Contract owner may choose from the following alternative ways of receiving the distribution:

     1. the Contract owner may elect to receive the death benefit in a lump sum; or

     2. if the Contract owner does not elect the option above, the Contract owner must receive the Contract Value payable within 5 years of the date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the money market Variable Sub-Account. The Contract owner may exercise all rights described in the Transfers section on page 15 during this 5 year period. No additional purchase payments may be added to the Contract under this election. We will waive withdrawal charges during this 5 year period.

If the Annuitant who is not also the Contract owner dies prior to the Payout Start Date and the Contract owner is a natural person, the Contract will continue with a new Annuitant as described in the Annuitant provision above.

If you selected the Enhanced Death Benefit Rider or the Enhanced Death and Income Benefit Rider, that rider and the daily charge for the rider will terminate on the date we determine the value of the death benefit even in the event your spouse elected to continue the Contract. The annualized mortality and expense risk charge will be changed to 1.15%.

We reserve the right to offer additional options. If any new Contract owner is a non-natural person, all new Contract owners will be considered to be non-natural persons for the above purposes.

Different rules may apply to Contracts issued in connection with qualified plans.


ENHANCED DEATH BENEFIT RIDER
When you purchase your Contract, you may select the Enhanced Death Benefit Rider. If you are not an individual, then the Enhanced Death Benefit applies only to the Annuitant's death. If you select this rider, then the death benefit will be the greater of the value provided in your Contract or the Enhanced Death Benefit.

The Enhanced Death Benefit will be the greater of:

.. Enhanced Death Benefit A, or

.. Enhanced Death Benefit B.

As shown in the Expense Table, we will charge a higher mortality and expense risk charge if you select this rider.


ENHANCED DEATH BENEFIT A
On the issue date, Enhanced Death Benefit A is equal to the initial purchase payment. After the issue date, Enhanced Death Benefit A is adjusted whenever you make a purchase payment or a withdrawal and on each Contract Anniversary as follows:

.. When you make a purchase payment, we will increase Enhanced Death Benefit A by the amount of the purchase payment;


                                       24 PROSPECTUS

.. When you make a withdrawal, we will decrease Enhanced Death Benefit A by a withdrawal adjustment, as described below; and

.. On each Contract Anniversary, we will set Enhanced Death Benefit A equal to the greater of the Contract Value on that Contract Anniversary or the most recently calculated Enhanced Death Benefit A.

If you do not pay any additional purchase payments or make any withdrawals, then Enhanced Death Benefit A will equal the highest of the Contract Value on the issue date and all Contract Anniversaries prior to the date we calculate the death benefit.

We will continuously adjust Enhanced Death Benefit A as described above until the oldest Contract owner's 85th birthday or, if the Contract owner is not a living individual, the Annuitant's 85th birthday. Thereafter, we will adjust Enhanced Death Benefit A only for purchase payments and withdrawals.


ENHANCED DEATH BENEFIT B
Enhanced Death Benefit B is equal to:

  (a) your total purchase payments,

  (b) reduced by any withdrawal adjustments; and

  (c) accumulated daily at an effective annual rate of 5% per year, until: (1) the date we determine the death benefit, or (2) the first day of the month following the oldest Contract owner's 85th birthday or, if the Contract owner is not a living individual, the Annuitant's 85th birthday.

Enhanced Death Benefit B will never be greater than the maximum death benefit allowed by any nonforfeiture laws which govern the Contract.

The withdrawal adjustment for both Enhanced Death Benefit A and Enhanced Death Benefit B will equal (a) divided by (b), with the result multiplied by (c), where:

  (a) = the withdrawal amount;

  (b) = the Contract Value immediately before the withdrawal; and

  (c) = the most recently calculated Enhanced Death Benefit A or B, as applicable.


ENHANCED DEATH AND INCOME BENEFIT RIDER
We are no longer offering the Enhanced Death and Income Benefit Rider as a rider to the Contract. The following describes the benefit for Contract Owners who elected the benefit on or before April 30, 2000.

When you purchased the Contract, you may have chosen the Enhanced Death and Income Benefit Rider. This rider provides the same Enhanced Death Benefit as the Enhanced Death Benefit Rider. In addition, this Rider may enable you to receive higher income payments in certain circumstances. As shown in the Expense Table, we will charge a higher mortality and expense risk charge during the Accumulation Phase and the Payout Phase, if you have selected this rider.

The Enhanced Death Benefit will cease on the date we determine the value of the death benefit. In addition if your surviving spouse elects to continue the Contract in the Accumulation Phase, the annualized mortality and expense risk charge will be changed to 1.15%.

The Enhanced Income Benefit is equal to the value of the Enhanced Death Benefit on the Payout Start Date. To be eligible for the Enhanced Income Benefit, you must select a Payout Start Date that is on or after the tenth Contract Anniversary, but before the Annuitant's age 90. If the Enhanced Income Benefit is greater than the Contract Value on the Payout Start Date, you may apply the Enhanced Income Benefit to an Income Plan that provides for payments guaranteed for either a single or joint lives with a period certain of (a) at least 10 years, if the youngest Annuitant's age is 80 or less on the Payout Start Date; or (b) at least 5 years, if the youngest Annuitant's age is greater than 80 on the Payout Start Date. If you wish to select a different Income Plan, you will lose the benefit of the rider and you must apply the Contract Value, not the Enhanced Income Benefit, to that Income Plan.


BENEFICIARY
The Beneficiary is the person selected by the Contract owner to receive the death benefits or become the new Contract owner, subject to the "Death of Owner" section of the contract, if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary(ies) will receive any guaranteed income payments scheduled to continue.

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. Beneficiaries will receive any guaranteed income payments scheduled to continue, or the right to elect to receive a death benefit or become the new Contract owner in the following order of classes:

.. The primary Beneficiary is the Beneficiary(ies) who is first entitled to receive benefits under the Contract upon the death of the sole surviving Contract owner.

.. The contingent Beneficiary is the Beneficiary(ies) entitled to receive benefits under the Contract when all primary Beneficiaries predecease the Contract owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective as of the date you signed the written notice. Each change is subject to any payment made by us or any other action we take before we accept the change. If no named Beneficiary is a natural person of if you did not name a Beneficiary, the Beneficiary will be:


                                       25 PROSPECTUS

.. your spouse or, if he or she is no longer living,

.. your surviving children equally, or if you have no surviving children,

.. your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-natural person, all Beneficiaries will be considered to be non-natural persons for the above purposes.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class and one of the Beneficiaries predeceases the Contract owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent Contract owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option Income Plan, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option Income Plan chosen by the original Beneficiary.




ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


IN GENERAL
You may withdraw all or part of your Contract Value at any time before the Payout Start Date. We may impose a withdrawal charge, which is deducted from remaining Contract Value, so that the actual reduction in Contract Value as a result of a withdrawal will be greater than the withdrawal amount you requested and we paid.

In general, you must withdraw at least $50 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain qualified plans. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from your Personal Financial Representative, or from us at the address and phone number on the first page of this prospectus.

PARTIAL WITHDRAWALS

You may withdraw part of your Contract Value from the Variable Sub-Accounts and the Standard Fixed Account Option. If we do not receive allocation instructions from you, we will deduct the partial withdrawal proportionately from the Variable Sub-Accounts and the Standard Fixed Account Option in the same proportions as you are currently invested. If you have Contract Value in the Standard Fixed Account Option that is allocated entirely to Guarantee Periods of the same length, we will subtract the partial withdrawal first from the most recently created Guarantee Period. You may not make a partial withdrawal from the Standard Fixed Account Option in an amount greater than the total amount of the partial withdrawal multiplied by the ratio of the value of the Standard Fixed Account Option to the Contract Value immediately before the partial withdrawal.


TOTAL WITHDRAWAL
If you request a total withdrawal, we will pay you the Settlement Value, which equals the Contract Value minus any applicable withdrawal charge and applicable taxes. We also will deduct a contract maintenance charge of $35 (unless waived).

We determine the Settlement Value based on the Contract Value next computed after we receive a properly completed request at the P.O. Box address on the first page of this prospectus.

We will usually pay the Settlement Value within seven days after the day we receive a completed request form. However, we may suspend the right of withdrawal from the variable account or delay payment for withdrawals for more than seven days in the following circumstances:

1. whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

2. when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the variable account's investments or determination of Accumulation Unit Values is not reasonably practical; or

3. at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Settlement Value in the fixed account for up to 6 months or a shorter period if required by law. If we delay payment from the fixed account for more than 30 days, we will pay interest as required by applicable law.


                                       26 PROSPECTUS

The limitations on withdrawals do not affect transfers between certain qualified plans. Additional restrictions and limitations may apply to distributions from any qualified plan. You should seek tax advice regarding any withdrawals or distributions from qualified plans.


SYSTEMATIC WITHDRAWAL PROGRAM
You may participate in our Systematic Withdrawal Program. You may choose withdrawal payments of a flat dollar amount, or a percentage of purchase payments. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis. Systematic withdrawals will be deducted from your Variable Sub-Account and fixed account balances, excluding the Dollar Cost Averaging Fixed Account, on a pro rata basis.

Depending on fluctuations in the net asset value of the Variable Sub-Accounts and the value of the fixed account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA PLANS
A married participant may need spousal consent to receive a distribution from a Contract issued in connection with a qualified plan or a non-qualified plan covered by to Title 1 of ERISA. You should seek tax advice regarding this issue.


MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value.
 We will, however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $500, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Contract's value to the contractual minimum of $500. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and applicable taxes.


EXPENSES
--------------------------------------------------------------------------------

We assess charges and expenses under the Contract in three ways:

1. as deductions from Contract Value for contract maintenance charges and, if applicable, for premium taxes;

2. as charges against the assets of the variable account for administrative expenses or for the assumption of mortality and expense risks; and

3. as withdrawal charges (contingent deferred sales charges) subtracted from remaining Contract Value.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Expense Table on pages 10-13, and described more fully in the prospectuses and Statements of Additional Information for the Portfolios.


MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge from your Contract's value in each Variable Sub-Account during each Valuation Period. The mortality risks arise from our contractual obligations to make income payments after the Payout Start Date for the life of the Annuitant(s); to waive the withdrawal charge upon your death; and to provide the Death Benefit prior to the Payout Start Date. The expense risk is that it may cost us more to administer the Contracts and the Variable Account than we receive from the contract maintenance charge and the administrative expense charge.

We deduct a mortality and expense risk charge equal, on an annual basis, to 1.15% of the average daily net assets you have invested in the Variable Sub-Accounts.

If you select the Enhanced Death Benefit Rider, Allstate Life will deduct a mortality and expense risk charge equal, on an annual basis, to 1.35% of the average daily net assets you have invested in the Variable Sub-Accounts. If you have selected the Enhanced Death and Income Benefit Rider, your mortality and expense risk charge will be 1.55% of the average daily net assets you have invested in the Variable Sub-Accounts.

We charge a higher mortality and expense risk charge for the Riders to compensate us for the additional risk that we accept by providing the riders. We will calculate a separate Accumulation Unit Value for the base Contract, and for Contracts with each type of rider, in order to reflect the difference in the mortality and expense risk charges.

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.


ADMINISTRATIVE EXPENSE CHARGE
We deduct an administrative expense charge from each Variable Sub-Account during each Valuation Period. This


                                       27 PROSPECTUS
charge is equal, on an annual basis, to 0.10% of your average daily net assets in the Variable Sub-Accounts. This charge is designed to compensate us for the cost of administering the Contracts and the Variable Account. The administrative expense charge is assessed during both the Accumulation Phase and the Payout Phase.


CONTRACT MAINTENANCE CHARGE
We deduct an annual contract maintenance charge of $35 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract.

Before the Payout Start Date, we will subtract the annual contract maintenance charge from the Van Kampen LIT Money Market Variable Sub-Account on each Contract Anniversary. If the Van Kampen LIT Money Market Variable Sub-Account has insufficient funds, then we will subtract the contract maintenance charge in equal parts from the other Variable Sub-Accounts in the proportion that your value in each bears to your total value in all Variable Sub-Accounts, excluding the Van Kampen LIT Money Market Variable Sub-Account.

We will waive this charge if you pay more than $50,000 in total purchase payments or if you have allocated all of your Contract Value to the Fixed Account Options on the Contract Anniversary. If you fully withdraw your Contract Value, then we will deduct the full $35 charge as of the date of the full withdrawal, unless your Contract qualifies for a waiver.

After the Payout Start Date, we will subtract this charge in equal parts from each of your income payments. We will waive this charge if on the Payout Start Date your Contract Value is $50,000 or more or if all of your income payments are fixed income payments.


TRANSFER FEE
We currently are waiving the transfer fee. The Contract permits us to charge you up to $10 per transfer for each transfer after the 12th in any Contract Year. We will notify you if we begin to charge this fee. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Portfolio Rebalancing program.

The transfer fee will be deducted from Contract Value that remains in the Variable Sub-Account(s) or fixed account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


WITHDRAWAL CHARGE
We may assess a withdrawal charge of up to 7% of the purchase payment(s) you withdraw. The charge declines to 0% after 7 complete years from the date we received the purchase payment being withdrawn. Beginning on January 1, 2004, if you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

We do not apply a withdrawal charge in the following situations:

.. on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

.. the payment of a death benefit (unless the Settlement Value is used);

.. a Free Withdrawal Amount, as described below;

.. withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We will never waive or eliminate a withdrawal charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 591/2 may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax adviser regarding any withdrawals.

As a general rule, the withdrawal charge equals a percentage of purchase payments withdrawn that: (a) we have held for less than seven years; and (b) are not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the purchase payment being withdrawn, as shown in this chart:

                                                                               WITHDRAWAL CHARGE
                                PAYMENT YEAR                                      PERCENTAGE
----------------------------------------------------------------------------  -------------------
First                                                                                 7%
Second                                                                                7%
Third                                                                                 6%
Fourth                                                                                6%
Fifth                                                                                 5%
Sixth                                                                                 4%
Seventh                                                                               3%
Eighth and later                                                                      0%



We subtract the withdrawal charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the withdrawal charge, the Contract Value is deemed to be withdrawn in the following order:

FIRST

Earnings -- the current Contract Value minus all purchase payments that have not previously been withdrawn;

SECOND


                                       28 PROSPECTUS

"Old Purchase Payments" -- purchase payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

THIRD

Any additional amounts available as a "Free Withdrawal," as described below;

FOURTH

"New Purchase Payments" -- purchase payments received by us less than seven years before the date of withdrawal. We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.


FREE WITHDRAWAL
Each Contract Year, you may withdraw the Free Withdrawal Amount without any withdrawal charge.

The Free Withdrawal Amount, in any Contract Year, is equal to the greater of:

  (a) earnings that have not previously been withdrawn; or

  (b) 15 percent of purchase payments.

Any free withdrawal amount that is not withdrawn during a Contract Year may not be carried over to increase the free withdrawal amount available in a subsequent year.

NOTE: Even if you do not owe a withdrawal charge on a particular withdrawal, you may still owe taxes or penalty taxes.


WAIVER OF WITHDRAWAL CHARGES
GENERAL. If approved in your state, we will offer the three waiver benefits described below. In general, if you qualify for one of these benefits, we will permit you to make one or more partial or full withdrawals without paying any otherwise applicable withdrawal charge. While we have summarized those benefits here, you should consult your Contract for the precise terms of the waiver benefits.

Some qualified plans may not permit you to utilize these benefits. Also, even if you do not need to pay our withdrawal charge because of these benefits, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if the following conditions are satisfied:

1. Any Contract owner or the Annuitant, if the Contract is owned by a company or other legal entity, is confined to a long term care facility or a hospital for at least 90 consecutive days. You (or the Annuitant) must enter the long term care facility or hospital at least 30 days after the issue date;

2. You request the withdrawal no later than 90 days following the end of your (or the Annuitant's) stay at the long term care facility or hospital. You must provide written proof of the stay with your withdrawal request; and

3. A physician must have prescribed the stay and the stay must be medically necessary, as defined in the Contract.

You may not claim this benefit if the physician prescribing your (or the Annuitant's) stay in a long term care facility is the Contract owner or the Annuitant or a member of the Contract owner or the Annuitant's immediate family.

TERMINAL ILLNESS WAIVER. We will waive any applicable withdrawal charge prior to the Payout Start Date, on all withdrawals, if at 30 days after the issue date any Contract owner, or, if the Contract owner is not a living individual, the Annuitant is diagnosed by a physician as having a Terminal Illness, as defined in the Contract. You may be required to provide adequate proof of the diagnosis to us.

UNEMPLOYMENT WAIVER. We will waive any withdrawal charge on one partial or full withdrawal from your Contract, prior to the Payout Start Date, if you meet the following requirements:

.. You (or the Annuitant, if the Contract owner is not a living individual) become unemployed at least one year after the issue date;

.. You (or the Annuitant, if the Contract owner is not a living individual) receive unemployment compensation for at least 30 days as a result of that unemployment; and

.. You (or the Annuitant, if the Contract owner is not a living individual) claim this benefit within 180 days of your initial receipt of unemployment compensation.

You may exercise this benefit only once during the Accumulation Phase.


PREMIUM TAXES
We may charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that results from amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when purchase payments are made; others assess premium taxes when income payments begin. We will deduct any applicable premium taxes upon full withdrawal, death, or when you begin to receive income payments. Premium taxes generally range from 0% to 3.5%.


                                       29 PROSPECTUS

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account.

We will deduct for any taxes we incur as a result of the operation of the variable account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Taxes section.


OTHER EXPENSES
You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts to which you allocate your Contract Value. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisers, administrators, distributors (and/or an affiliate thereof) of the Portfolios in connection with administrative, distribution, or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular Portfolios attributable to the Contract along with certain other variable contracts issued or administered by Allstate Life (or an affiliate). Some advisers, administrators or distributors may pay us more than others.


                                       30 PROSPECTUS

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.


TAXATION OF ALLSTATE LIFE INSURANCE
COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (the "Code"). Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate

Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.


TAXATION OF VARIABLE ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

.. the Contract Owner is a natural person,

.. the investments of the Variable Account are "adequately diversified" according to Treasury Department regulations, and

.. Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.


NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.


EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions To The Non-Natural Owner Rule section.
 In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.


DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract


                                       31 PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that Contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.


TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.


TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.


DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

.. if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

.. if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

.. if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract Owned by a non-natural person will be treated as the death of the Contract Owner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

.. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

.. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.




PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,


                                       32 PROSPECTUS

.. made as a result of the Contract Owner's death or becoming totally disabled,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made under an immediate annuity, or

.. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


TAX FREE EXCHANGES UNDER CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.


TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.


AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


TAX QUALIFIED CONTRACTS
The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

.. Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the
  Code;

.. Roth IRAs under Section 408A of the Code;

.. Simplified Employee Pension Plans under Section 408(k) of the Code;

.. Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section
  408(p) of the Code;

.. Tax Sheltered Annuities under Section 403(b) of the Code;

.. Corporate and Self Employed Pension and Profit Sharing Plans under Sections
  401 and 403; and


                                       33 PROSPECTUS

.. State and Local Government and Tax-Exempt Organization Deferred Compensation
  Plans under Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements.

The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA or Qualified Plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA or Qualified Plan.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.


TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED QUALIFIED CONTRACT. If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made to a beneficiary after the Contract Owner's death,

.. attributable to the Contract Owner being disabled, or

.. made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.


REQUIRED MINIMUM DISTRIBUTIONS. Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.


THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that the certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.


PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

.. made on or after the date the Contract Owner attains age 59 1/2,

.. made as a result of the Contract Owner's death or total disability,

.. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

.. made pursuant to an IRS levy,

.. made for certain medical expenses,

.. made to pay for health insurance premiums while unemployed (only applies for IRAs),

.. made for qualified higher education expenses (only applies for IRAs), and

.. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).


                                       34 PROSPECTUS

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.


SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS. With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.


INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

.. required minimum distributions, or,

.. a series of substantially equal periodic payments made over a period of at least 10 years, or,

.. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

.. hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Section 1441 of the Code provides that a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. Withholding may be reduced or eliminated by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN").
 ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number.


INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.


ROTH INDIVIDUAL RETIREMENT ANNUITIES. Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS)

Internal Revenue Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same as the beneficial owner of the Individual Retirement Account.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:


                                       35 PROSPECTUS

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the annuity contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

  (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

  (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

  (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.


SIMPLIFIED EMPLOYEE PENSION PLANS. Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS). Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.


TAX SHELTERED ANNUITIES. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

.. attains age 59 1/2,

.. separates from service,

.. dies,

.. becomes disabled, or

.. incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept Employee Retirement Income Security Act of 1974 (ERISA) funds in 403(b) contracts.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION

PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


YIELDS AND STANDARD TOTAL RETURN
We may advertise the yields and standard average annual total returns for the Variable Sub-Accounts. THESE FIGURES WILL BE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE.

Yields and standard total returns include all charges and expenses you would pay under the Contract: the mortality and expense risk charge (1.15% for Contracts with the Standard Death Benefit Rider; 1.35% for Contracts with the Enhanced Death Benefit Rider; and 1.55% for


                                       36 PROSPECTUS

Contracts with the Enhanced Death Benefit and Income Benefit Rider), an administrative expense charge of 0.10%, the annual contract maintenance charge of $35, and applicable withdrawal charges.

The yield of the Van Kampen LIT Money Market Variable Sub-Account refers to the annualized investment income that an investment in the Sub-Account generates over a specified seven-day period. The effective yield of the Van Kampen LIT Money Market Variable Sub-Account is calculated in a similar way but, when annualized, we assume that the income earned by the investment has been reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment. The yield of a Variable Sub-Account (except the Van Kampen LIT Money Market Variable Sub-Account) refers to the annualized income that an investment in the Variable Sub-Account generates over a specified thirty-day period.

The average annual total return of a Variable Sub-Account assumes that an investment has been held in the Variable Sub-Account for certain periods of time including the period measured from the date the Variable Sub-Account began operations. We will provide the average annual total return for each Variable Sub-Account that has been in operation for 1, 5, and 10 years, or since inception if for a shorter period. The total return quotations will represent the average annual compounded rates of return that an initial investment of $1,000 would earn as of the last day of the 1, 5 and 10 year periods, or the period since inception.

The yield and total return calculations are not reduced by any premium taxes. Applying premium taxes will reduce the yield and total return of a Contract.

For additional information regarding yield and total return calculations, please refer to the Statement of Additional Information.


OTHER PERFORMANCE DATA
We may disclose average annual total return in nonstandard formats and cumulative total return. This means that the data may be presented for different time periods and different dollar amounts.

We may also present historic performance data for the Portfolios since their inception reduced by all fees and charges you would pay under the Contract -- the mortality and expense risk charge (1.15% for Contracts with the Standard Death Benefit Rider; 1.35% for Contracts with the Enhanced Death Benefit Rider; and 1.55% for Contracts with the Enhanced Death and Income Benefit Rider), an administrative expense charge of 0.10%, an annual contract maintenance charge of $35, and applicable withdrawal charges.

Such adjusted performance includes data that precedes the inception dates of the Variable Sub-Accounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.

We will only disclose non-standard performance data if we also disclose the standard performance data. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information. Advertising, sales literature, and other communications may compare the expense and performance data for the Contract and each Variable Sub-Account with other variable annuities tracked by independent services such as Lipper Analytical Services, Inc., Morningstar and the Variable Annuity Research Data Service.

These services monitor and rank the performance and expenses of variable annuity issuers on an industry-wide basis. We may also make comparisons using other indices that measure performance, such as Standard & Poor's 500 Composite or the Dow Jones Industrial Average. Unmanaged indices may assume reinvestment of dividends but do not deduct administrative and management costs and expenses.

We may report other information including the effect of tax-deferred compounding on a Variable Sub-Account's returns, illustrated by tables, graphs, or charts. Tax-deferred compounding can lead to substantial long-term accumulation of assets, if the Portfolio's investment experience is positive. Sales literature, advertisements or other reports may refer to A.M. Best Company's, Standard & Poor's Insurance Rating Services' and Moody's rating of Allstate Life as an insurance company.


ALLSTATE LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------


ALLSTATE LIFE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. It conducts substantially all of its operations directly or through wholly owned U.S. subsidiaries. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the outstanding stock of Allstate Insurance Company is owned by the Allstate Corporation, a Delaware company which has several different classes of securities, including common stock, registered with the Securities and Exchange Commission.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


                                       37 PROSPECTUS

Several independent rating agencies regularly evaluate life insurer's claims paying ability, quality of investments and overall stability. A.M. Best Company assigns Allstate Life the rating of A+ (superior). Standard & Poor's Insurance Rating Services assigns an AA+ (very strong) to Allstate Life's claim paying ability. Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Allstate Life.

THE VARIABLE ACCOUNT
We established the Allstate Financial Advisors Separate Account I in 1999, as a segregated asset account of Allstate Life. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have registered the variable account with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the variable account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account is divided into multiple Variable Sub-Accounts. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. The assets of each Variable Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Variable Sub-Accounts or the Portfolios. Values allocated to the variable account and the amount of variable income payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-632-3492 or go to the SEC's Web site at (http:// www.sec.gov). We have reproduced the Table of Contents of the Statement of Additional Information on the last page of this prospectus.


ADMINISTRATION
We have primary responsibility for all administration of the Contracts and the Variable Account. Our mailing address is: Allstate Life Insurance Company, P.O. Box 80469, Lincoln, Nebraska 68501-0469 (overnight mail: Allstate Life Insurance Company, Nebraska Service Center, 2940 S. 84th Street, Lincoln, Nebraska 68506).

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract owner records; Contract owner services; calculation of unit values; maintenance of the Variable Account; and preparation of Contract owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.


ASSET ALLOCATION SERVICES
Certain third parties offer asset allocation services in connection with the Contracts. In certain situations, we will honor transfer instructions from third party asset allocation services if they comply with our administrative systems, rules and procedures, which we may modify at any time. Please note that fees and charges assessed for third party asset allocation services are separate and distinct from the Contract fees and charges set forth herein. We neither recommend nor discourage the use of asset allocation services.


DISTRIBUTION OF CONTRACTS
The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 8.5% of all purchase payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of purchase payments to broker-dealers who maintain certain sales volume levels.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062 serves as distributor of the Contracts. ALFS is a wholly owned subsidiary of Allstate Life. ALFS is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the NASD, Inc.

Allstate does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.


                                       38 PROSPECTUS

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Allstate Life and its subsidiaries are engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Variable Account.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised Allstate Life on certain federal securities law matters. All matters of Illinois law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Illinois law, have been passed upon by Michael J. Velotta, Senior Vice President, Secretary and General Counsel.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Variable Account, Allstate Life, and the Contracts. The descriptions in this prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may inspect and obtain copies of the registration statement as described on the cover page of this prospectus.


                                       39 PROSPECTUS

APPENDIX A
ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
VARIABLE SUB-ACCOUNT              SINCE INCEPTION
--------------------------------------------------------------------------------

(BASE CONTRACT)

For the period beginning January 1* and ending December 31,   1999      2000      2001       2002
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 13.962  $ 12.284   $  9.307
 Accumulation Unit Value, End of Period                      $13.962  $ 12.284  $  9.307   $  6.952
 Number of Units Outstanding, End of Period                   10,875   153,133   314,757    280,577
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 12.377  $ 10.444   $  7.959
 Accumulation Unit Value, End of Period                      $12.377  $ 10.444  $  7.959   $  6.635
 Number of Units Outstanding, End of Period                    5,473    97,276   269,598    294,087
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.005  $  9.950   $ 10.178
 Accumulation Unit Value, End of Period                      $10.005  $  9.950  $ 10.178   $ 10.283
 Number of Units Outstanding, End of Period                    8,850    25,464    48,465     73,301
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 14.851  $ 10.794   $  8.151
 Accumulation Unit Value, End of Period                      $14.851  $ 10.794  $  8.151   $  6.788
 Number of Units Outstanding, End of Period                    4,301  $ 47,451   105,994    121,330
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 11.941  $ 10.066   $  8.691
 Accumulation Unit Value, End of Period                      $11.941  $ 10.066  $  8.691   $  5.986
 Number of Units Outstanding, End of Period                    4,798    70,257   183,580    234,896
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 11.527  $ 10.630   $  9.212
 Accumulation Unit Value, End of Period                      $11.527  $ 10.630  $  9.212   $  8.247
 Number of Units Outstanding, End of Period                   13,193    74,398   252,418    322,243
FIDELITY VIP  GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 12.415  $ 10.915   $  8.876
 Accumulation Unit Value, End of Period                      $12.415  $ 10.915  $  8.876   $  6.127
 Number of Units Outstanding, End of Period                   10,589   152,514   395,038    423,897
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.156  $  7.776   $  6.778
 Accumulation Unit Value, End of Period                      $10.516  $  7.776  $  6.778   $  6.924
 Number of Units Outstanding, End of Period                    2,272   23,5871    65,932     76,054
 FIDELITY VIP INDEX 500 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 11.171  $ 10.006   $  8.685
 Accumulation Unit Value, End of Period                      $11.171  $ 10.006  $  8.685   $  6.669
 Number of Units Outstanding, End of Period                   10,365   129,330   352,973    538,784
FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.065  $ 11.056   $ 11.842
 Accumulation Unit Value, End of Period                      $10.065  $ 11.056  $ 11.842   $ 12.904
 Number of Units Outstanding, End of Period                    3,082    61,545   227,281    312,824
FIDELITY VIP OVERSEAS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 13.019  $ 10.401   $  8.097
 Accumulation Unit Value, End of Period                      $13.019  $ 10.401  $  8.097   $  6.374
 Number of Units Outstanding, End of Period                   11,627    57,745   119,424    143,938
MFS BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.949  $ 10.731   $ 11.520
 Accumulation Unit Value, End of Period                      $ 9,949  $ 10.731  $ 11.520   $ 12.392
 Number of Units Outstanding, End of Period                   10,317    30,128    95,365    141,725
MFS HIGH INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.144  $  9.349   $  9.424
 Accumulation Unit Value, End of Period                      $10.144  $  9.349  $  9.424   $  9.545
 Number of Units Outstanding, End of Period                    3,925     9,829    30,468     39,980
MFS INVESTORS TRUST SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.481  $ 10.335   $  8.578
 Accumulation Unit Value, End of Period                      $10.481  $ 10.335  $  8.578   $  6.695
 Number of Units Outstanding, End of Period                   10,973    57,457   182,710    216,723
MFS NEW DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 15.524  $ 15.027   $ 14.093
 Accumulation Unit Value, End of Period                      $15.524  $ 15.027  $ 14.093   $  9.515
 Number of Units Outstanding, End of Period                    5,188    62,642   150,733    174,289
OPPENHEIMER BOND/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.019  $ 10.498   $ 11.174
 Accumulation Unit Value, End of Period                      $10.019  $ 10.498  $ 11.174   $ 12.037
 Number of Units Outstanding, End of Period                   10,996   237,732   395,701    625,863
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 12.887  $ 12.698   $ 10.962
 Accumulation Unit Value, End of Period                      $12.887  $ 12.698  $ 10.962   $  7.918
 Number of Units Outstanding, End of Period                   13,148   210,571   524,456    480,686
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 14.151  $ 14.687   $ 12.758
 Accumulation Unit Value, End of Period                      $14.151  $ 14.687  $ 12.758   $  9.810
 Number of Units Outstanding, End of Period                    3,793   131.048   370,916    342,146
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 10.062  $  9.566   $  9.630
 Accumulation Unit Value, End of Period                      $10.062  $  9.566  $  9.630   $  9.285
 Number of Units Outstanding, End of Period                      898    67,562   130,744     84,435
OPPENHEIMER MAIN STREET SMALL CAP /VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $14.151  $ 10.062  $ 12.757   $ 12.552
 Accumulation Unit Value, End of Period                      $15.818  $ 12.757  $ 12.552   $ 10.444
 Number of Units Outstanding, End of Period                    4,350    52,801   130,744    166,706
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $  9.720  $ 12.458   $ 12.000
 Accumulation Unit Value, End of Period                      $ 9,720  $ 12.458  $ 12.000   $  9.570
 Number of Units Outstanding, End of Period                    6,078    26,579   188,835    251,310
VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 17,543  $ 15.566   $ 10.530
 Accumulation Unit Value, End of Period                      $17,543  $ 15.566  $ 10.530   $  7.021
 Number of Units Outstanding, End of Period                    7,205    96,687   275,535    327,439
VAN KAMPEN LIT DOMESTIC INCOME SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                $15.818  $ 15.818  $ 10.560   $ 11.468
 Accumulation Unit Value, End of Period                      $15.818  $ 10.560  $ 11.468   $ 11.395
 Number of Units Outstanding, End of Period                    2,103    22,350    50,473          0
VAN KAMPEN LIT GOVERNMENT SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                     --        --        --   $ 10.000
 Accumulation Unit Value, End of Period                           --        --        --   $ 10.643
 Number of Units Outstanding, End of Period                       --        --        --     96,559
VAN KAMPEN LIT MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 19.146  $ 10.614   $ 10.867
 Accumulation Unit Value, End of Period                      $19.146  $ 10.614  $ 10.867   $ 10.863
 Number of Units Outstanding, End of Period                    7,302    74,007   195,908    293,381




                                       40 PROSPECTUS

* Variable Sub-Accounts commenced operations on July 20, 1999 with the exception of the Van Kampen LIT Government which commenced operations as of May 1, 2002. The Accumulation Values in this table reflect a mortality and expense risk charge of 1.15% and an administrative expense charge of 0.10%.

** Effective April 30, 2002, theVan Kampen LIT Domestic Income Portfolio merged into the Van Kampen LIT Government Portfolio. Accordingly, for administrative convenience, as of April 30, 2002, the corresponding Variable Sub-Account merged with and into a new Variable Sub-Account named Van Kampen LIT Government with an Accumulation Unit Value starting at $10.00.


                                       41 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
(WITH ENHANCED DEATH BENEFIT RIDER)
--------------------------------------------------------------------------------


For the period beginning January 1* and ending December 31,   1999     2000      2001       2002
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $13.951  $ 12.250   $  9.262
 Accumulation Unit Value, End of Period                      $13.951  $12.250  $  9.262   $  6.905
 Number of Units Outstanding, End of Period                      214   16,596    85,255     99,202
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.367  $ 10.415   $  7.920
 Accumulation Unit Value, End of Period                      $12.367  $10.415  $  7.920   $  6.590
 Number of Units Outstanding, End of Period                      253   24,005    52,683     68,729
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 9.997  $  9.922   $ 10.129
 Accumulation Unit Value, End of Period                      $ 9.997  $ 9.922  $ 10.129   $ 10.213
 Number of Units Outstanding, End of Period                        0   10,017    19,692     27,718
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $14.839  $ 10.764   $  8.112
 Accumulation Unit Value, End of Period                      $14.839  $10.764  $  8.112   $  6.742
 Number of Units Outstanding, End of Period                        0   10,197    32,986     39,700
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $11,932  $ 10.038   $  8.649
 Accumulation Unit Value, End of Period                      $11.932  $10.038  $  8.649   $  5.945
 Number of Units Outstanding, End of Period                      231   17,969    52,364     85,688
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $11.518  $ 10.601   $  9.168
 Accumulation Unit Value, End of Period                      $11.518  $10.601  $  9.168   $  8.191
 Number of Units Outstanding, End of Period                      238   19,239   108,333    154,785
FIDELITY VIP  GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.405  $ 10.884   $  8.830
 Accumulation Unit Value, End of Period                      $12.405  $10.884  $  8.830   $  6.085
 Number of Units Outstanding, End of Period                      337   41,992   395,038    130,881
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.148  $  7.754   $  6.745
 Accumulation Unit Value, End of Period                      $10.148  $ 7.754  $  6.745   $  6.877
 Number of Units Outstanding, End of Period                      237    4,724    15,158     24,740
 FIDELITY VIP INDEX 500 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $11.162  $  9.978   $  8.640
 Accumulation Unit Value, End of Period                      $11.162  $ 9.978  $  8.640   $  6.624
 Number of Units Outstanding, End of Period                      354   28,715   121,787    124,655
FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.057  $ 11.025   $ 11.785
 Accumulation Unit Value, End of Period                      $10.057  $11.025  $ 11.785   $ 12.816
 Number of Units Outstanding, End of Period                        0   13,898    36,710     78,711
FIDELITY VIP OVERSEAS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $13.009  $ 10.372   $  8.058
 Accumulation Unit Value, End of Period                      $13.009  $10.372  $  8.058   $  6.331
 Number of Units Outstanding, End of Period                        0    6,366    42,331     39,262
MFS BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 9.941  $ 10.701   $ 11.465
 Accumulation Unit Value, End of Period                      $ 9,941  $10.701  $ 11.465   $ 12.308
 Number of Units Outstanding, End of Period                        0    3,245    25,430     40,274
MFS HIGH INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.135  $  9.323   $  9.379
 Accumulation Unit Value, End of Period                      $10.135  $ 9.323  $  9.379   $  9.481
 Number of Units Outstanding, End of Period                      235    1,955     5,227      6,377
MFS INVESTORS TRUST SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.472  $ 10.306   $  8.537
 Accumulation Unit Value, End of Period                      $10.472  $10.306  $  8.537   $  6.650
 Number of Units Outstanding, End of Period                      242    6,043    32,446     53,342
MFS NEW DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $15.512  $ 14.985   $ 14.025
 Accumulation Unit Value, End of Period                      $15,512  $14.985  $ 14.025   $  9.450
 Number of Units Outstanding, End of Period                      115    7,790    50,093     76,067
OPPENHEIMER BOND/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.011  $ 10.468   $ 11.120
 Accumulation Unit Value, End of Period                      $10.011  $10.468  $ 11.120   $ 11.955
 Number of Units Outstanding, End of Period                        0    7,989    75,545     95,409
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.876  $ 12.662   $ 10.909
 Accumulation Unit Value, End of Period                      $12.876  $12.662  $ 10.909   $  7.864
 Number of Units Outstanding, End of Period                        0   17,126   123,977    135,040
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $14.140  $ 14.646   $ 12.696
 Accumulation Unit Value, End of Period                      $14.140  $14.646  $ 12.696   $  9.743
 Number of Units Outstanding, End of Period                        0   24,220    99,719    105,029
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.054  $  9,539   $  9.586
 Accumulation Unit Value, End of Period                      $10.054  $ 9,539  $  9.586   $  9.221
 Number of Units Outstanding, End of Period                        0    2,080    23,066     30,120
OPPENHEIMER MAIN STREET SMALL CAP/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $15.805  $ 12.721   $ 12.491
 Accumulation Unit Value, End of Period                      $15.805  $12.721  $ 12.491   $ 10.373
 Number of Units Outstanding, End of Period                      107    4,612    25,638     30,257
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 9.712  $ 12.424   $ 11.943
 Accumulation Unit Value, End of Period                      $ 9.712  $12.424  $ 11.943   $  9.505
 Number of Units Outstanding, End of Period                        0   10,678    79,681    107,559
VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $17.529  $ 15.522   $ 10.480
 Accumulation Unit Value, End of Period                      $17.529  $15.522  $ 10.480   $  6.973
 Number of Units Outstanding, End of Period                      189   17,931   101,644    104,556
VAN KAMPEN LIT DOMESTIC INCOME SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                $10.000  $10.067  $ 10.530   $ 11.413
 Accumulation Unit Value, End of Period                      $10.067  $10.530  $ 11.413   $ 11.333
 Number of Units Outstanding, End of Period                        0    5,869     9,641          0
VAN KAMPEN LIT GOVERNMENT SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                     --       --        --   $ 10.000
 Accumulation Unit Value, End of Period                           --       --        --   $ 10.628
 Number of Units Outstanding, End of Period                       --       --        --     20,210
VAN KAMPEN LIT MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.137  $ 10.584   $ 10.815
 Accumulation Unit Value, End of Period                      $10.137  $10.584  $ 10.815   $ 10.790
 Number of Units Outstanding, End of Period                        0    4,092    82,693     92,972





                                       42 PROSPECTUS

  * Variable Sub-Accounts commenced operations on July 20, 1999 with the exception of the Van Kampen LIT Government which commenced operations as of May 1, 2002. The Accumulation Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.10%.

** Effective April 30, 2002, theVan Kampen LIT Domestic Income Portfolio merged into the Van Kampen LIT Government Portfolio. Accordingly, for administrative convenience, as of April 30, 2002, the corresponding Variable Sub-Account merged with and into a new Variable Sub-Account named Van Kampen LIT Government with an Accumulation Unit Value starting at $10.00.


                                       43 PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH VARIABLE SUB-ACCOUNT SINCE INCEPTION
(WITH ENHANCED DEATH AND INCOME BENEFIT RIDER)
--------------------------------------------------------------------------------


For the period beginning January 1* and ending December 31,   1999     2000     2001      2002
AIM V.I. CAPITAL APPRECIATION SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $13.939  $12.216   $ 9.217
 Accumulation Unit Value, End of Period                      $13.939  $12.216  $ 9.217   $ 6.858
 Number of Units Outstanding, End of Period                        0    1,361  $ 1,348   $ 1,999
AIM V.I. CORE EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.357  $10.386   $ 7.882
 Accumulation Unit Value, End of Period                      $12.357  $10.386  $ 7.882   $ 6.545
 Number of Units Outstanding, End of Period                        0      593    1,182     1,179
AIM V.I. DIVERSIFIED INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 9.989  $ 9.894   $10.191
 Accumulation Unit Value, End of Period                      $ 9.989  $ 9.894  $10.191   $10.144
 Number of Units Outstanding, End of Period                        0        0        0         0
AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $14.827  $10,734   $ 8.073
 Accumulation Unit Value, End of Period                      $14.827  $10.734  $ 8.073   $ 6.696
 Number of Units Outstanding, End of Period                        0  $ 1,786    1,950     2,127
AIM V.I. PREMIER EQUITY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $11.922  $10.010   $ 8.607
 Accumulation Unit Value, End of Period                      $11.922  $10.010  $ 8.607   $ 5.905
 Number of Units Outstanding, End of Period                        0    8,360    9,311   $ 8.702
FIDELITY VIP CONTRAFUND(R) SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $11.509  $10.571   $ 9.124
 Accumulation Unit Value, End of Period                      $11.509  $10.571  $ 9.124   $ 8.135
 Number of Units Outstanding, End of Period                        0   16,447   12,750       664
FIDELITY VIP  GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.395  $10.854   $ 8.791
 Accumulation Unit Value, End of Period                      $12.395  $10.854  $ 8.791   $ 6.044
 Number of Units Outstanding, End of Period                        0    8,287    7,290     8,209
FIDELITY VIP HIGH INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.139  $ 7.732   $ 6.712
 Accumulation Unit Value, End of Period                      $10.139  $ 7.732  $ 6.712   $ 6.830
 Number of Units Outstanding, End of Period                        0        0        0         0
 FIDELITY VIP INDEX 500 SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $11.153  $ 9.950   $ 8.602
 Accumulation Unit Value, End of Period                      $11.153  $ 9.950  $ 8.602   $ 6.579
 Number of Units Outstanding, End of Period                      474   20,892  $18,699     5,194
FIDELITY VIP INVESTMENT GRADE BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.049  $10.994   $11.728
 Accumulation Unit Value, End of Period                      $10.049  $10.994  $11.728   $12.729
 Number of Units Outstanding, End of Period                        0      778    2,542     2,508
FIDELITY VIP OVERSEAS SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.998  $10.343   $ 8.019
 Accumulation Unit Value, End of Period                      $12.998  $10.343  $ 8.019   $ 6.288
 Number of Units Outstanding, End of Period                        0    2,184        0         0
MFS BOND SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 9.933  $10.671   $11.409
 Accumulation Unit Value, End of Period                      $ 9.933  $10.671  $11.409   $12.224
 Number of Units Outstanding, End of Period                        0      338      382       897
MFS HIGH INCOME SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.127  $ 9.297   $ 9.334
 Accumulation Unit Value, End of Period                      $10.127  $ 9.297  $ 9.334   $ 9.416
 Number of Units Outstanding, End of Period                        0      437      534       496
MFS INVESTORS TRUST SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.464  $10.278   $ 8.815
 Accumulation Unit Value, End of Period                      $10.464  $10.278  $ 8.815   $ 6.605
 Number of Units Outstanding, End of Period                        0        0        0        48
MFS NEW DISCOVERY SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $15.499  $14.943   $13.958
 Accumulation Unit Value, End of Period                      $15.499  $14.943  $13.958   $ 9.386
 Number of Units Outstanding, End of Period                        0      248      256       258
OPPENHEIMER BOND/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.003  $10.439   $11.067
 Accumulation Unit Value, End of Period                      $10.003  $10.439  $11.067   $11.874
 Number of Units Outstanding, End of Period                        0    6,231    5,772     5,088
OPPENHEIMER CAPITAL APPRECIATION/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $12.866  $12.627   $10.857
 Accumulation Unit Value, End of Period                      $12.866  $12.627  $10.857   $ 7.811
 Number of Units Outstanding, End of Period                        0    4,293    4,295     4,419
OPPENHEIMER GLOBAL SECURITIES/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $14.128  $14.605   $12.635
 Accumulation Unit Value, End of Period                      $14.128  $14.605  $12.635   $ 9.677
 Number of Units Outstanding, End of Period                        0    2,414    2,009     2,328
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.046  $ 9.512   $ 9.730
 Accumulation Unit Value, End of Period                      $10.046  $ 9.512  $ 9.730   $ 9.159
 Number of Units Outstanding, End of Period                        0        0        0         0
OPPENHEIMER MAIN STREET SMALL CAP /VA SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $15.793  $12.685   $12.431
 Accumulation Unit Value, End of Period                      $15.793  $12.685  $12.431   $10.302
 Number of Units Outstanding, End of Period                        0    2,473    2.389     2,241
VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $ 9.704  $12.389   $11.885
 Accumulation Unit Value, End of Period                      $ 9,704  $12.389  $11.885   $ 9.440
 Number of Units Outstanding, End of Period                        0      965    3,019     3,086
VAN KAMPEN LIT EMERGING GROWTH SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $17.514  $17.479   $10.429
 Accumulation Unit Value, End of Period                      $17.514  $17.479  $10.429   $ 6.926
 Number of Units Outstanding, End of Period                        0    3,966    4,676     4,698
VAN KAMPEN LIT DOMESTIC INCOME SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                $10.000  $10.058  $15.501   $11.358
 Accumulation Unit Value, End of Period                      $10.058  $10.501  $11.358   $11.271
 Number of Units Outstanding, End of Period                        0    5,047    5,055         0
VAN KAMPEN LIT GOVERNMENT SUB-ACCOUNT**
 Accumulation Unit Value, Beginning of Period                     --       --       --   $10.000
 Accumulation Unit Value, End of Period                           --       --       --   $10.614
 Number of Units Outstanding, End of Period                       --       --       --     5,017
VAN KAMPEN LIT MONEY MARKET SUB-ACCOUNT
 Accumulation Unit Value, Beginning of Period                $10.000  $10.129  $10.555   $10.763
 Accumulation Unit Value, End of Period                      $10.129  $10.555  $10.763   $10.716
 Number of Units Outstanding, End of Period                        0      621      839       798





                                       44 PROSPECTUS

  * Variable Sub-Accounts commenced operations on July 20, 1999 with the exception of the Van Kampen LIT Government which commenced operations as of May 1, 2002. The Accumulation Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

** Effective April 30, 2002, the Van Kampen LIT Domestic Income Portfolio merged into the Van Kampen LIT Government Portfolio. Accordingly, for administrative convenience, as of April 30, 2002, the corresponding Variable Sub-Account merged with and into a new Variable Sub-Account named Van Kampen LIT Government with an Accumulation Unit Value starting at $10.00.


                                       45 PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
                                                         TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Income Payments
--------------------------------------------------------------------------------
  Initial Monthly Income Payment
--------------------------------------------------------------------------------
  Subsequent Monthly Payments
--------------------------------------------------------------------------------
  Annuity Unit Value
--------------------------------------------------------------------------------
  Illustrative Example of Annuity Unit Value Calculation
--------------------------------------------------------------------------------
ILLUSTRATIVE EXAMPLE OF VARIABLE INCOME PAYMENTS
--------------------------------------------------------------------------------
DESCRIPTION
--------------------------------------------------------------------------------
VARIABLE ACCOUNT PERFORMANCE
--------------------------------------------------------------------------------
  Standardized Total Returns
--------------------------------------------------------------------------------
  Non-Standardized Total Returns
--------------------------------------------------------------------------------
  Adjusted Historical Total Returns
--------------------------------------------------------------------------------
EXPERTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


                                       46 PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION

                      SelectDirections(sm) Variable Annuity

                                 Issued through

                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                                   Offered by

                         ALLSTATE LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts referenced above.

You may obtain a copy of the prospectus without charge by calling us at 1-800-632-3492 or writing to us at the following address:

                         Allstate Life Insurance Company
                                 P.O. Box 80469
                          Lincoln, Nebraska 68501-0469

The date of this Statement of Additional Information and of the related prospectus is: May 1, 2003.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus.




                                TABLE OF CONTENTS

THE CONTRACT ...................................................................
Income Payments.................................................................
Initial Monthly Income Payment..................................................
Subsequent Monthly Payments.....................................................
Annuity Unit Value..............................................................
Illustrative Example of Annuity Unit Value Calculation..........................
Illustrative Example of Variable Income Payments................................
VARIABLE ACCOUNT PERFORMANCE....................................................
Standardized Total Returns......................................................
Non-Standardized Total Returns..................................................
Adjusted Historical Total Returns ......................................
EXPERTS.........................................................................
FINANCIAL STATEMENTS............................................................

                                  THE CONTRACT

INCOME PAYMENTS
--------------------------------------------------------------------------------

The amount of your income payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date immediately preceding the payout start date, minus any applicable premium tax charge;

     (b)  the Income Plan you have selected;

     (c)  the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any joint Annuitant; and

     (e) for variable income payments only, the investment performance after the Payout Start Date of the Variable Sub-Accounts you have selected.

INITIAL MONTHLY INCOME PAYMENT

For both fixed and variable income payments, we determine the amount of your initial income payment as follows. First, we subtract any applicable premium tax charge from your Contract Value on the Valuation Date immediately preceding the Payout Start Date. Next, we apply that amount to the Income Plan you have selected. For the fixed portion of your income payments, we will use either the Income Payment Tables in the Contract or our income payment tables in effect at the time of the calculation, whichever table is more favorable to the Annuitant. For income payments on a variable basis, we will use the Income Payment tables in the Contract (which reflect the assumed investment rate of 3.0% which is used in calculating subsequent variable income payments, as described below). The tables show the amount of the periodic payment an Annuitant could receive based on $1,000 of contract value. To determine the initial payment amount, we divide your contract value, adjusted as described above, by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's adjusted age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected. The adjusted age is the actual age of the Annuitant on the Payout Start Date reduced by one year for each six full years between January 1, 1983 and the Payout Start Date.

In some states and under certain qualified plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic income payments. In those states, we use the same annuity table for men and women.

SUBSEQUENT MONTHLY PAYMENTS

For fixed income payments, the amount of the second and each subsequent monthly income payment is usually the same as the first monthly payment. However, after the Payout Start Date you will have a limited ability to increase your fixed income payments by making transfers from the Variable Sub-Accounts. After each such transfer, however, your subsequent income payments will remain at the new level until and unless you make an additional transfer to your fixed income payments.

For variable income payments, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Variable Sub-Accounts to which you allocated your contract value after the Payout Start Date. We calculate separately the portion of the monthly income payment attributable to each Variable Sub-Account you have selected as follows. When we calculate your initial income payment, we also will determine the number of annuity units in each Variable Sub-Account to allocate to your Contract for the remainder of the Payout Phase. For each Variable Sub-Account, we divide the portion of the initial income payment attributable to that Variable Sub-Account by the annuity unit value for that Variable Sub-Account on the Valuation Date immediately preceding the Payout Start Date. The number of annuity units so determined for your Contract is fixed for the duration of the Payout Phase. We will determine the amount of each subsequent monthly payment attributable to each Variable Sub-Account by multiplying the number of annuity units allocated to your Contract by the annuity unit value for that Variable Sub-Account as of the Valuation Period immediately preceding the date on which the income payment is due. Since the number of annuity units is fixed, the amount of each subsequent variable income payment will reflect the investment performance of the Variable Sub-Accounts you elected.

ANNUITY UNIT VALUE

We determine the value of an annuity unit independently for each Variable Sub-Account. Initially, the annuity unit value for each Variable Sub-Account was set at $10.00.

The annuity unit value for each Variable Sub-Account will vary depending on how much the actual net investment return of the Variable Sub-Account differs from the assumed investment rate that was used to prepare the income payment tables in the Contract. Those income payment tables are based on a 3.0% per year assumed investment rate. If the actual net investment rate of a Variable Sub-Account exceeds 3.0%, the annuity unit value will increase and variable income payments derived from allocations to that Variable Sub-Account will increase over time. Conversely, if the actual net investment rate (that is, the Portfolio's investment return minus a deduction of variable account charges) is less than 3.0%, the annuity unit value will decrease and the variable income payments will decrease over time. If the net investment rate of a Variable Sub-Account equals 3.0%, the annuity unit value will stay the same, as will the variable income payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

For each Variable Sub-Account, we determine the annuity unit value for any Valuation Period by multiplying the annuity unit value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor that offsets the effect of the assumed net investment rate of 3.0% per year.

The Net Investment Factor measures the net investment performance of a Variable Sub-Account from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an annuity unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Variable Sub-Account for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

(a) is the total of:

     (1) the net asset value of a Portfolio share held in the Variable Sub-Account determined as of the valuation date at the end of the Valuation Period; plus

     (2) the per share amount of any dividend or other declared by the Portfolio for which the "ex-dividend" date occurs during the valuation period; plus or minus

     (3) a per share credit or charge for any taxes which we paid or for which we reserved during the valuation period and which we determine to be attributable to the operation of the Variable Sub-Account. As described in the prospectus, currently we do not pay or reserve for Federal income taxes;

(b) is the net asset value of the Portfolio share determined as of the Valuation Date at the end of the immediately preceding Valuation Period
and

(c) is the annualized mortality and expense risk charge and the annualized administrative expense risk charge divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

The Net Investment Factor may be greater, less than, or equal to one. Therefore the value of an Accumulation Unit may increase, decrease, or remain the same.

ILLUSTRATIVE EXAMPLE OF ANNUITY UNIT VALUE CALCULATION

Assume that one share of a given Variable Sub-Account's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

Net Investment Factor = ($11.46/$11.44) - 0.000034246 = 1.001714006

The amount subtracted from the ratio of the two net asset values (0.000034246) is the daily equivalent of the annual asset-based expense charges against the Variable Sub-Account of 1.25%. The daily equivalent factor for the 3.0% assumed investment rate is 0.000082192.

In the example given above, if the annuity unit value for the Variable Sub-Account was $10.103523 on Monday, the annuity unit value on Tuesday would have been:

                      $10.103523 x 1.001714006 = $10.120021
                                   ------------
                                   1.000080986

ILLUSTRATIVE EXAMPLE OF VARIABLE INCOME PAYMENTS

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his contract value to a single Variable Sub-Account. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Income Plan 1, Life Income with Guaranteed Payments for 120 Months. As of the last Valuation Date immediately preceding the Payout Start Date, P's account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's account value at that date is equal to 7543.2456 X $15.432655 = $116,412.31. There are no premium tax charges payable upon annuitization. Assume also that the annuity unit value for the Variable Sub-Account at that same date is $132.56932, and that the annuity unit value on the Valuation Date immediately prior to the second income payment date is $133.27695.

P's first variable income payment is determined from the income payment tables in P's Contract, using the information assumed above, with an adjustment for age. The tables supply monthly income payments for each $1,000 of applied contract value. Accordingly, P's first variable income payment is determined by multiplying the monthly installment of $4.92 by the result of dividing P's Account Value by $1,000:

             First Payment = $4.92 X ($116,412.31/$1,000) = $572.75

The number of P's annuity units is also determined at this time. It is equal to the amount of the first variable income payment divided by the value of an annuity unit at the Valuation Date immediately prior to annuitization:

             annuity units = $572.75 divided by $132.56932 = 4.32037


P's second  variable  income payment is determined by multiplying  the number of annuity units by the annuity unit value as of the Valuation Date immediately prior to the second payment due date:

                 Second Payment = 4.32037 x $133.27695 = $575.81

P's third and subsequent variable income payments are computed in the same manner.

The amount of the first variable income payment depends on the contract value in the relevant Variable Sub-Account on the Payout Start Date. Thus, it reflects the investment performance of the Variable Sub-Account, minus fees and charges during the accumulation period. The amount of the first variable income payment determines the number of annuity units allocated to P's Contract for the Payout Phase. That number will remain constant throughout the Payout Phase, unless the Contract owner makes a transfer. The amount of the second and subsequent variable income payments depends on changes in the annuity unit value, which will continuously reflect changes in the net investment performance of the Variable Sub-Account during the Payout Phase.

VARIABLE ACCOUNT PERFORMANCE

--------------------------------------------------------------------------------

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. The performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing. We use the following formula prescribed by the SEC for computing standardized total return:

                                                  n
                                1000(1 + T) = ERV

where:

         T        =        average annual total return

         ERV      =        ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of 1, 5, or 10 year periods or shorter period

         n        =        number of years in the period

         1000     =        hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring in the contract maintenance charge, we pro rate the charge by dividing (i) the contract maintenance charges by (ii) an assumed Contract size of $20,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The Variable Sub-Accounts commenced operations on July 20, 1999 with the exception of the Van Kampen LIT Government which commenced operations on May 1, 2002. The table below sets out the standardized total returns for the Variable Sub-Accounts for the periods ended December 31, 2002.

                   Standardized Total Returns Since Inception
                             As of December 31, 2002


                         Average Annual Total Return(1)



With Standard Death Benefit


                                                                                  10 Years or Since
Variable Sub-Account                                       1 Year      5 Years       Inception
AIM V.I. Capital Appreciation                              -31.38%       N/A          -12.26%
AIM V.I. Diversified Income                                -5.06%        N/A           -0.82%
AIM V.I. Core Equity                                       -22.72%       N/A          -13.57%
AIM V.I. International Growth                              -22.81%       N/A          -12.93%
AIM V.I. Premier Equity                                    -37.21%       N/A          -16.36%
Fidelity VIP Contrafund                                    -16.56%       N/A           -7.41%
Fidelity VIP Growth                                        -37.06%       N/A          -15.73%
Fidelity VIP High Income                                   -3.93%        N/A          -12.41%
Fidelity VIP Index 500                                     -29.30%       N/A          -13.42%
Fidelity VIP Investment Grade Bond                          2.89%        N/A           6.35%
Fidelity VIP Overseas                                      -27.36%       N/A          -14.66%
MFS Bond                                                    1.48%        N/A           5.03%
MFS Investors Trust                                        -28.03%       N/A          -13.32%
MFS High Income                                            -4.80%        N/A           -3.10%
MFS New Discovery                                          -38.57%       N/A           -3.15%
Oppenheimer Bond                                            1.58%        N/A           4.08%
Oppenheimer Capital Appreciation                           -33.85%       N/A           -8.57%
Oppenheimer Global Securities                              -29.19%       N/A           -2.24%
Oppenheimer High Income                                    -9.69%        N/A           -7.10%
Oppenheimer Main Street Small Cap                          -22.88%       N/A           -0.33%
Van Kampen LIT Comstock                                    -26.34%       N/A           -3.01%
Van Kampen LIT Emerging Growth                             -39.41%       N/A          -11.96%
Van Kampen LIT Money Market                                -6.12%        N/A           0.83%
Van Kampen LIT Government(2)                               -0.33%        N/A           4.34%


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. The performance listed above assumes that any fee waivers or reimbursements are in effect for the time periods shown.

(2)  Standardized performance figures for periods prior to the Van Kampen LIT
     Government Sub-Account's inception on April 30, 2002 reflect the performance of the Van Kampen LIT Domestic Income Sub-Account, which commenced operations on July 1999 and merged into the Government Account on April 30, 2002.


With Enhanced Death Benefit(1)

                                                                                 10 Years or Since
Variable Sub-Account                                      1 Year       5 Years       Inception
AIM V.I. Capital Appreciation                              -31.53%       N/A          -12.45%
AIM V.I. Diversified Income                                -5.26%        N/A           -1.03%
AIM V.I. Core Equity                                       -22.88%       N/A          -13.75%
AIM V.I. International Growth                              -22.98%       N/A          -13.12%
AIM V.I. Premier Equity                                    -37.35%       N/A          -16.55%
Fidelity VIP Contrafund                                    -16.74%       N/A           -7.61%
Fidelity VIP Growth                                        -37.20%       N/A          -15.92%
Fidelity VIP High Income                                   -4.13%        N/A          -12.60%
Fidelity VIP Index 500                                     -29.46%       N/A          -13.61%
Fidelity VIP Investment Grade Bond                          2.67%        N/A           6.12%
Fidelity VIP Overseas                                      -27.51%       N/A          -14.85%
MFS Bond                                                    1.27%        N/A           4.81%
MFS Investors Trust                                        -28.19%       N/A          -13.51%
MFS High Income                                            -5.00%        N/A           -3.31%
MFS New Discovery                                          -38.70%       N/A           -3.36%
Oppenheimer Bond                                            1.37%        N/A           3.87%
Oppenheimer Capital Appreciation                           -34.00%       N/A           -8.77%
Oppenheimer Global Securities                              -29.34%       N/A           -2.44%
Oppenheimer High Income                                    -9.89%        N/A           -7.30%
Oppenheimer Main Street Small Cap                          -23.05%       N/A           -0.54%
Van Kampen LIT Comstock                                    -26.50%       N/A           -3.21%
Van Kampen LIT Emerging Growth                             -39.54%       N/A          -12.15%
Van Kampen LIT Money Market                                -6.32%        N/A           0.62%
Van Kampen LIT Government(2)                               -0.54%        N/A           4.12%


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. The performance listed above assumes that any fee waivers or reimbursements are in effect for the time periods shown.

(2)  Standardized performance figures for periods prior to the Van Kampen LIT
     Government Sub-Account's inception on April 30, 2002 reflect the performance of the Van Kampen LIT Domestic Income Sub-Account, which commenced operations on July 1999 and merged into the Government Account on April 30, 2002.

..


NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge, However, these rates of return may omit one or more charges such as withdrawal charges, contract maintenance charges, or any taxes. Such charges, if reflected, would reduce the performance shown.


Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

                                                     1/n
         Annualized Return = (1 + r)   - 1

         where r = cumulative rate of return for the period shown, and n = number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an Accumulation Unit.

Cumulative rates of return reflect the cumulative change in value of an Accumulation Unit over the period shown. Year -by-year rates of return reflect the change in value of an Accumulation Unit during the course of each year shown. We compute these returns by dividing the Accumulation Unit Value at the end of each period shown, by the Accumulation Unit Value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1, 5 and 10 year periods, or period since inception of the Variable Sub-Account's or underlying Portfolio's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter"
(prior calendar year end to the end of the most recent quarter); "the prior calendar year"; and the " "n" most recent calendar years."

 Where Contracts (or optional riders) are first offered after the inception date of a Variable Sub-Account or Portfolio, the non-standardized performance will reflect the performance of the Variable Sub-Account or Portfolio, adjusted to reflect, to the extent indicated, the current contract charges (and available riders) under the Contracts as if they had been available throughout the periods shown.
The inception dates of the Portfolios are found in the Adjusted Historical Total
Returns table below.

We may advertise non-standardized total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We calculate such "adjusted historical total returns," using the same method that we use to compute non-standardized annualized total returns, except that instead of using the Variable Sub-Account inception dates, we use the inception dates of the underlying Portfolios in which the Variable Sub-Accounts invest and adjust such performance to reflect the current level of charges that apply to the Variable
Sub-Accounts under each Contract, but not including the withdrawal charge [or contract maintenance charge]. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.


Adjusted Historical Total Returns Method 1

                             As of December 31, 2002


                         Average Annual Total Return(1)



With Standard Death Benefit
                                                                               10 Years or Since
Variable Sub-Account                                     1 Year      5 Years       Inception
AIM V.I. Capital Appreciation                            -25.30%     -3.47%          5.98%
AIM V.I. Diversified Income                               1.03%       0.37%          3.45%
AIM V.I. Core Equity                                     -16.63%     -2.16%          6.51%
AIM V.I. International Growth                            -16.72%     -4.41%          2.96%
AIM V.I. Premier Equity                                  -31.13%     -3.41%          6.50%
Fidelity VIP Contrafund                                  -10.48%      2.42%          10.87%
Fidelity VIP Growth                                      -30.98%     -1.59%          7.07%
Fidelity VIP High Income                                  2.16%      -7.20%          2.17%
Fidelity VIP Index 500                                   -23.22%     -2.08%          7.68%
Fidelity VIP Investment Grade Bond                        8.97%       6.14%          5.96%
Fidelity VIP Overseas                                    -21.27%     -5.14%          3.39%
MFS Bond                                                  7.57%       4.50%          4.83%
MFS Investors Trust                                      -21.95%     -4.05%          4.37%
MFS High Income                                           1.29%      -1.80%          2.30%
MFS New Discovery                                        -32.48%       N/A           1.33%
Oppenheimer Bond                                          7.67%       4.26%          5.56%
Oppenheimer Capital Appreciation                         -27.77%      1.03%          8.79%
Oppenheimer Global Securities                            -23.10%      4.10%          10.52%
Oppenheimer High Income                                  -3.61%      -3.30%          4.23%
Oppenheimer Main Street Small Cap                        -16.79%       N/A           -2.00%
Van Kampen LIT Comstock                                  -20.25%       N/A           -2.18%
Van Kampen LIT Emerging Growth                           -33.33%      1.88%          7.75%
Van Kampen LIT Money Market                              -0.04%       2.62%          2.84%
Van Kampen LIT Government (2)                             8.25%       5.37%          5.11%



(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. The performance listed above assumes that any fee waivers or reimbursements are in effect for the time periods shown.

(2)  The adjusted historical performance figures for the Van Kampen LIT
     Government Variable Sub-Account are based on the historical performance of the Van Kampen LIT Government Portfolio. These figures do not reflect the performance of the Van Kampen LIT Domestic Income Variable Sub-Account which merged into the Van Kampen LIT Government Variable Sub-Account on
     April 30, 2002.




With Enhanced Death Benefit

                                                                              10 Years or Since
Variable Sub-Account                                     1 Year      5 Years       Inception
AIM V.I. Capital Appreciation                            -25.45%     -3.66%          5.77%
AIM V.I. Diversified Income                               0.83%       0.17%          3.24%
AIM V.I. Core Equity                                     -16.80%     -2.36%          6.30%
AIM V.I. International Growth                            -16.89%     -4.60%          2.76%
AIM V.I. Premier Equity                                  -31.26%     -3.60%          6.28%
Fidelity VIP Contrafund                                  -10.65%      2.22%          10.65%
Fidelity VIP Growth                                      -31.11%     -1.79%          6.86%
Fidelity VIP High Income                                  1.95%      -7.39%          1.97%
Fidelity VIP Index 500                                   -23.37%     -2.27%          7.47%
Fidelity VIP Investment Grade Bond                        8.76%       5.92%          5.75%
Fidelity VIP Overseas                                    -21.43%     -5.33%          3.19%
MFS Bond                                                  7.35%       4.29%          4.63%
MFS Investors Trust                                      -22.10%     -4.24%          4.16%
MFS High Income                                           1.09%      -2.00%          2.09%
MFS New Discovery                                        -32.62%       N/A           1.13%
Oppenheimer Bond                                          7.46%       4.05%          5.35%
Oppenheimer Capital Appreciation                         -27.91%      0.83%          8.57%
Oppenheimer Global Securities                            -23.26%      3.90%          10.30%
Oppenheimer High Income                                  -3.80%      -3.49%          4.02%
Oppenheimer Main Street Small Cap                        -16.96%       N/A           -2.20%
Van Kampen LIT Comstock                                  -20.41%       N/A           -2.37%
Van Kampen LIT Emerging Growth                           -33.46%      1.67%          7.53%
Van Kampen LIT Money Market                              -0.24%       2.42%          2.63%
Van Kampen LIT Government (2)                             8.04%       5.16%          4.90%


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. The performance listed above assumes that any fee waivers or reimbursements are in effect for the time periods shown.

(2) The adjusted historical performance figures for the Van Kampen LIT Government Variable Sub-Account are based on the historical performance of the Van Kampen LIT Government Portfolio. These figures do not reflect the performance of the Van Kampen LIT Domestic Income Variable Sub-Account which merged into the Van Kampen LIT Government Variable Sub-Account on April 30, 2002.





We also may advertise the adjusted historical total return using the historical performance of the underlying Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under each Contract including the withdrawal charge and contract maintenance charge. The adjusted historical total returns for the Variable Sub-Accounts using this method for the periods ended December 31, 2002 are set out below.

            Adjusted Historical Total Returns Method 2, as of December 31, 2002


                         Average Annual Total Return(1)


                           With Standard Death Benefit
                 (Total Variable Account Annual Expenses: 1.25%)



                                                                                          10 Years or
                                                                                            Since       Inception Date of
Variable Sub-Account                                            1 Year       5 Years       Inception   Corresponding Portfolio
AIM V.I. Capital Appreciation                                    -31.38%     -4.38%         5.90%             05/05/93
AIM V.I. Diversified Income                                      -5.06%      -0.44%         3.33%             05/05/93
AIM V.I. Core Equity                                             -22.72%     -3.03%         6.43%             05/02/94
AIM V.I. International Growth                                    -22.81%     -5.36%         2.87%             05/05/93
AIM V.I. Premier Equity                                          -37.21%     -4.31%         6.42%             05/05/93
Fidelity VIP Contrafund                                          -16.56%     1.69%         10.80%             01/03/95
Fidelity VIP Growth                                              -37.06%     -2.43%         7.00%             10/09/86
Fidelity VIP High Income                                         -3.93%      -8.31%         2.07%             09/19/85
Fidelity VIP Index 500                                           -29.30%     -2.94%         7.60%             08/28/92
Fidelity VIP Investment Grade Bond                                2.89%      5.47%          5.85%             12/05/88
Fidelity VIP Overseas                                            -27.36%     -6.12%         3.31%             01/29/87
MFS Bond                                                          1.48%      3.79%          4.70%             10/24/95
MFS Investors Trust                                              -28.03%     -4.99%         4.27%             10/09/95
MFS High Income                                                  -4.80%      -2.69%         2.17%             07/26/95
MFS New Discovery                                                -38.57%      N/A           0.34%             04/29/98
Oppenheimer Bond                                                  1.58%      3.55%          5.46%             04/03/85
Oppenheimer Capital Appreciation                                 -33.85%     0.27%          8.71%             04/03/85
Oppenheimer Global Securities                                    -29.19%     3.42%         10.46%             11/12/90
Oppenheimer High Income                                          -9.69%      -4.23%         4.13%             04/30/86
Oppenheimer Main Street Small Cap                                -22.88%      N/A          -3.14%             05/01/98
Van Kampen LIT Comstock                                          -26.34%      N/A          -3.82%             04/30/99
Van Kampen LIT Emerging Growth                                   -39.41%     1.15%          7.66%             07/03/95
Van Kampen LIT Money Market                                      -6.12%      1.87%          2.72%             04/07/86
Van Kampen LIT Government(2)                                      2.17%      4.68%          5.00%             04/07/86


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. The performance listed above assumes that any fee waivers or reimbursements are in effect for the time periods shown.

(2)  The adjusted historical performance figures for the Van Kampen LIT
     Government Variable Sub-Account are based on the historical performance of the Van Kampen LIT Government Portfolio. These figures do not reflect the performance of the Van Kampen LIT Domestic Income Variable Sub-Account which merged into the Van Kampen LIT Government Variable Sub-Account on
     April 30, 2002.




                        With Enhanced Death Benefit Rider
                 (Total Variable Account Annual Expenses: 1.45%)



                                                                                      10 Years or Since      Inception Date of
Variable Sub-Account                                             1 Year     5 Years       Inception        Corresponding Portfolio
AIM V.I. Capital Appreciation                                    -31.53%     -4.58%         5.69%             05/05/93
AIM V.I. Diversified Income                                      -5.26%      -0.65%         3.13%             05/05/93
AIM V.I. Core Equity                                             -22.88%     -3.23%         6.21%             05/02/94
AIM V.I. International Growth                                    -22.98%     -5.56%         2.66%             05/05/93
AIM V.I. Premier Equity                                          -37.35%     -4.51%         6.20%             05/05/93
Fidelity VIP Contrafund                                          -16.74%     1.48%         10.58%             01/03/95
Fidelity VIP Growth                                              -37.20%     -2.64%         6.79%             10/09/86
Fidelity VIP High Income                                         -4.13%      -8.50%         1.87%             09/19/85
Fidelity VIP Index 500                                           -29.46%     -3.14%         7.39%             08/28/92
Fidelity VIP Investment Grade Bond                                2.67%      5.25%          5.64%             12/05/88
Fidelity VIP Overseas                                            -27.51%     -6.32%         3.10%             01/29/87
MFS Bond                                                          1.27%      3.57%          4.49%             10/24/95
MFS Investors Trust                                              -28.19%     -5.19%         4.06%             10/09/95
MFS High Income                                                  -5.00%      -2.90%         1.97%             07/26/95
MFS New Discovery                                                -38.70%      N/A           0.13%             04/29/98
Oppenheimer Bond                                                  1.37%      3.33%          5.25%             04/03/85
Oppenheimer Capital Appreciation                                 -34.00%     0.06%          8.49%             04/03/85
Oppenheimer Global Securities                                    -29.34%     3.21%         10.24%             11/12/90
Oppenheimer High Income                                          -9.89%      -4.43%         3.92%             04/30/86
Oppenheimer Main Street Small Cap                                -23.05%      N/A          -3.34%             05/01/98
Van Kampen LIT Comstock                                          -26.50%      N/A          -4.03%             04/30/99
Van Kampen LIT Emerging Growth                                   -39.54%     0.94%          7.45%             07/03/95
Van Kampen LIT Money Market                                      -6.32%      1.66%          2.51%             04/07/86
Van Kampen LIT Government (2)                                     1.95%      4.47%          4.79%             04/07/86


(1) Total returns reflect that certain investment advisers waived all or part of the advisory fee or reimbursed the Portfolio for a portion of its expenses. Otherwise, total returns would have been lower. The performance listed above assumes that any fee waivers or reimbursements are in effect for the time periods shown.

(2) The adjusted historical performance figures for the Van Kampen LIT Government Variable Sub-Account are based on the historical performance of the Van Kampen LIT Government Portfolio. These figures do not reflect the performance of the Van Kampen LIT Domestic Income Variable Sub-Account which merged into the Van Kampen LIT Government Variable Sub-Account on April 30, 2002.



EXPERTS

-------------------------------------------------------------------------------

The consolidated financial statements of Allstate Life Insurance Company as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related consolidated financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of Allstate Financial Advisors Separate Account I as of December 31, 2002 and for each of the periods in the two years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to the merger of Northbrook Life Insurance Company into Allstate Life Insurance Company), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.





FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two years then ended, the consolidated financial statements of Allstate Life as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the related consolidated financial statement schedules and the accompanying Independent Auditors' Reports appear in the pages that follow. The consolidated financial statements and schedules of Allstate Life included herein should be considered only as bearing upon the ability of Allstate Life to meet its obligations under the Contracts.

Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDER
OF ALLSTATE LIFE INSURANCE COMPANY:

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2002 and 2001, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2002. Our audits also included Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I--Summary of Investments other than Investments in Related Parties, Schedule III--Supplementary Insurance Information, Schedule IV--Reinsurance, and Schedule V--Valuation and Qualifying Accounts, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 5, 2003

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------

(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
REVENUES
Premiums (net of reinsurance ceded of $393, $323 and $302)                      $    1,023    $    1,046    $    1,069
Contract charges                                                                       853           821           798
Net investment income                                                                2,983         2,839         2,589
Realized capital gains and losses                                                     (427)         (213)          (26)
                                                                                ----------    ----------    ----------
                                                                                     4,432         4,493         4,430
                                                                                ----------    ----------    ----------
COSTS AND  EXPENSES
Life and annuity contract benefits (net of reinsurance recoverable of
   $387, $277 and $243)                                                              1,543         1,485         1,439
Interest credited to contractholder funds                                            1,691         1,670         1,519
Amortization of deferred policy acquisition costs                                      418           365           418
Operating costs and expenses                                                           475           416           343
                                                                                ----------    ----------    ----------
                                                                                     4,127         3,936         3,719
LOSS ON DISPOSITION OF OPERATIONS                                                       (3)           (4)            -
                                                                                ----------    ----------    ----------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE EFFECT OF
   CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX                                           302           553           711
Income tax expense                                                                      57           179           241
                                                                                ----------    ----------    ----------
INCOME BEFORE CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE, AFTER-TAX           245           374           470
                                                                                ----------    ----------    ----------

Cumulative effect of change in accounting for derivatives and embedded
   derivative financial instruments, after-tax                                           -            (6)            -
                                                                                ----------    ----------    ----------

NET INCOME                                                                             245           368           470
                                                                                ----------    ----------    ----------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
Changes in:
   Unrealized net capital gains and losses and net gains and losses on
     derivative financial instruments                                                  416            76           351
   Unrealized foreign currency translation adjustments                                  (1)            2            (2)
                                                                                ----------    ----------    ----------
OTHER COMPREHENSIVE INCOME, AFTER-TAX                                                  415            78           349
                                                                                ----------    ----------    ----------
COMPREHENSIVE INCOME                                                            $      660    $      446    $      819
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                                    DECEMBER 31,
                                                                                              ------------------------
                                                                                                 2002          2001
                                                                                              ----------    ----------
(IN MILLIONS, EXCEPT PAR VALUE DATA)
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $41,723 and $35,718)                $   44,805    $   37,226
   Mortgage loans                                                                                  5,883         5,450
   Equity securities                                                                                 183           201
   Short-term                                                                                        839           672
   Policy loans                                                                                      692           673
   Other                                                                                             268            75
                                                                                              ----------    ----------
     Total investments                                                                            52,670        44,297

Cash                                                                                                 252           130
Deferred policy acquisition costs                                                                  2,915         2,997
Reinsurance recoverables, net                                                                      1,061           950
Accrued investment income                                                                            534           479
Other assets                                                                                         289           182
Separate Accounts                                                                                 11,125        13,587
                                                                                              ----------    ----------
   TOTAL ASSETS                                                                               $   68,846    $   62,622
                                                                                              ==========    ==========

LIABILITIES
Contractholder funds                                                                          $   38,858    $   32,301
Reserve for life-contingent contract benefits                                                      9,747         8,632
Unearned premiums                                                                                     10             9
Payable to affiliates, net                                                                            80            74
Other liabilities and accrued expenses                                                             1,956         2,053
Deferred income taxes                                                                                708           569
Separate Accounts                                                                                 11,125        13,587
                                                                                              ----------    ----------
   TOTAL LIABILITIES                                                                              62,484        57,225
                                                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)

SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
   authorized, 930,650 and 1,035,610 shares issued and outstanding                                    93           104
Redeemable preferred stock - series A subscriptions receivable                                         -           (14)
Common stock, $227 par value, 23,800 shares authorized and outstanding                                 5             5
Additional capital paid-in                                                                         1,067           717
Retained income                                                                                    4,145         3,948
Accumulated other comprehensive income:
   Unrealized net capital gains and losses and net losses on derivative financial
      instruments                                                                                  1,052           636
   Unrealized foreign currency translation adjustments                                                 -             1
                                                                                              ----------    ----------
   Total accumulated other comprehensive income                                                    1,052           637
                                                                                              ----------    ----------
   TOTAL SHAREHOLDER'S EQUITY                                                                      6,362         5,397
                                                                                              ----------    ----------
   TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                                 $   68,846    $   62,622
                                                                                              ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A
Balance, beginning of year                                                      $      104    $       92    $       66
Issuance of stock                                                                        5            15            26
Redemption of stock                                                                    (16)           (3)            -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                    93           104            92
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES A SUBSCRIPTIONS RECEIVABLE                           -           (14)            -
                                                                                ----------    ----------    ----------
REDEEMABLE PREFERRED STOCK - SERIES B
Balance, beginning of year                                                               -           117           117
Redemption of stock                                                                      -          (117)            -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                     -             -           117
                                                                                ----------    ----------    ----------
COMMON STOCK
Balance, beginning of year                                                               5             5             5
Issuance of stock                                                                        -             -             -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                     5             5             5
                                                                                ----------    ----------    ----------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                             717           600           600
Capital contribution                                                                   350           117             -
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 1,067           717           600
                                                                                ----------    ----------    ----------
RETAINED INCOME
Balance, beginning of year                                                           3,948         3,752         3,367
Net income                                                                             245           368           470
Dividends                                                                              (48)         (172)          (85)
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 4,145         3,948         3,752
                                                                                ----------    ----------    ----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                             637           559           210
Change in unrealized net capital gains and net gains and losses on derivative
   financial instruments                                                               416            76           351
Change in unrealized foreign currency translation adjustments                           (1)            2            (2)
                                                                                ----------    ----------    ----------
Balance, end of year                                                                 1,052           637           559
                                                                                ----------    ----------    ----------
TOTAL SHAREHOLDER'S EQUITY                                                      $    6,362    $    5,397    $    5,125
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARRIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                --------------------------------------
(IN MILLIONS)                                                                      2002          2001          2000
                                                                                ----------    ----------    ----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                      $      245    $      368    $      470
   Adjustments to reconcile net income to net cash provided by operating activities:
      Amortization and other non-cash items                                           (210)         (261)         (232)
      Realized capital gains and losses                                                427           213            26
      Loss on disposition of operations                                                  3             4             -
      Cumulative effect of change in accounting for derivative and embedded
         derivative financial instruments                                                -             6             -
      Interest credited to contractholder funds                                      1,691         1,670         1,439
      Changes in:
         Contract benefit and other insurance reserves                                 140            38            91
         Unearned premiums                                                               1           (39)          (10)
         Deferred policy acquisition costs                                            (249)         (272)         (349)
         Reinsurance recoverables                                                     (116)         (145)         (139)
         Income taxes payable                                                          (85)           26           128
         Other operating assets and liabilities                                        (72)          145          (125)
                                                                                ----------    ----------    ----------
            Net cash provided by operating activities                                1,775         1,753         1,299
                                                                                ----------    ----------    ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                           6,224         6,552         6,692
   Equity securities                                                                   129           533           977
Investment collections
   Fixed income securities                                                           4,041         3,434         2,041
   Mortgage loans                                                                      542           359           390
Investments purchases
   Fixed income securities                                                         (16,155)      (14,173)      (12,088)
   Equity securities                                                                  (149)         (311)         (886)
   Mortgage loans                                                                     (916)       (1,456)         (938)
Acquisitions, net of cash received                                                       -            67             -
Change in short-term investments, net                                                 (425)          330           281
Change in other investments, net                                                      (159)          (34)          (46)
                                                                                ----------    ----------    ----------
         Net cash used in investing activities                                      (6,868)       (4,699)       (3,577)
                                                                                ----------    ----------    ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of redeemable preferred stock                                    19             1            26
Redemption of redeemable preferred stock                                               (16)         (120)            -
Capital contribution                                                                   350           117             -
Contractholder fund deposits                                                         8,946         7,860         7,875
Contractholder fund withdrawals                                                     (4,036)       (4,668)       (5,548)
Dividends paid                                                                         (48)         (172)          (85)
                                                                                ----------    ----------    ----------
         Net cash provided by financing activities                                   5,215         3,018         2,268
                                                                                ----------    ----------    ----------
NET INCREASE (DECREASE) IN CASH                                                        122            72           (10)
CASH AT BEGINNING OF THE YEAR                                                          130            58            68
                                                                                ----------    ----------    ----------
CASH AT END OF YEAR                                                             $      252    $      130    $       58
                                                                                ==========    ==========    ==========

                 See notes to consolidated financial statements

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   GENERAL

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

     On May 31, 2000, the Company paid a dividend of all the common shares of Allstate Insurance Company of Canada ("AICC") stock to AIC. Prior to the dividend, AICC had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AICC.

     To conform with the 2002 presentation, certain amounts in the prior years' consolidated financial statements and notes have been reclassified.

NATURE OF OPERATIONS

     The Company markets its products through two business segments, Retail and Structured Financial Products.

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of financial protection, investment, and retirement solutions through a variety of distribution channels. Principal products offered by the segment include:

                               PROTECTION                                                     RETIREMENT
   -----------------------------------------------------------------------   ------------------------------------------
     LIFE INSURANCE                          OTHER                                INVESTMENT CONTRACTS
        TRADITIONAL                             Long-term care                      Fixed annuities
           Term life                            Accidental death                    Market value adjusted annuities
           Whole life                           Hospital indemnity                  Equity-indexed annuities
                                                                                    Immediate annuities
        INTEREST-SENSITIVE LIFE                                                     Variable annuities*
           Universal life
           Single premium life
           Variable life*
           Variable universal life*

        *--Separate Accounts products

     Retail products are sold through a variety of distribution channels including Allstate exclusive agencies, independent agents (including master brokerage agencies), financial services firms (financial institutions and broker/dealers) and direct marketing. Although the Company currently benefits from agreements with financial services entities that market and distribute its retail products, change in control of these non-affiliated entities with which the Company has alliances could negatively impact sales.

     The Structured Financial Products segment offers a variety of primarily spread-based products to institutional investors, special purpose entities ("SPEs") and others. Spread-based products are designed to generate income based on the difference ("spread") between investment returns on the supporting assets and the guaranteed returns credited to customers. These products include guaranteed investment contracts ("GICs") sold to tax-qualified retirement plan sponsors or investment managers who represent plan sponsors, and funding agreements ("FAs") sold to SPEs that issue medium-term notes to institutional investors. The segment also offers single premium annuity products such as structured settlement annuities through brokers who specialize in settlement of injury and other liability cases and single premium immediate annuities ("SPIAs") through independent agents.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     In 2002, annuity premiums and deposits represented approximately 85.8% of the Company's total premiums and deposits.

     The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, state and federal laws and regulations affect the taxation of insurance companies and life insurance and annuity products. From time to time, Congress has considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the federal income tax treatment of some products offered by the Company, including favorable policyholder tax treatment currently applicable to deferred and immediate annuities, and life insurance, including interest-sensitive life insurance. Recent proposals to eliminate the double taxation of dividends and to permit the establishment of tax-free lifetime savings and retirement savings accounts could substantially reduce the tax-advantaged nature of many insurance products. If such proposals were to be adopted, they could have a material adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, recent changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

     The Company is authorized to sell its products in all 50 states, the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also authorized to sell certain insurance products in various foreign countries. The top geographic locations in the United States for premiums and deposits earned by the Company were California, Delaware, New York, Florida, Texas, New Jersey, and Illinois for the year ended December 31, 2002. No other jurisdiction accounted for more than 5% of premiums and deposits for the Company.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed and asset-backed securities, and redeemable preferred stocks. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of publicly traded fixed income securities is based upon independent market quotations. The fair value of non-publicly traded securities is based on either widely accepted pricing valuation models which utilize internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. The valuation models use indicative information such as ratings, industry, coupon, and maturity along with related third party data and publicly traded bond prices to determine security specific spreads. These spreads are then adjusted for illiquidity based on historical analysis and broker surveys. Periodic changes in fair values, net of deferred income taxes, certain life and annuity deferred policy acquisition costs, and certain reserves for life-contingent contract benefits, are reflected as a component of Other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of Proceeds from sales, and cash received from maturities and pay-downs is reflected as a component of Investment collections.

     Mortgage loans are carried at the outstanding principal balance, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected. Valuation allowances for impaired loans reduce the carrying value to the fair value of the collateral or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Valuation allowances on loans not considered to be impaired are established based on consideration of the underlying collateral, borrower financial strength, current and expected market conditions and other factors.

     At December 31, 2002, Equity securities include common and non-redeemable preferred stocks, limited partnership interests, and real estate investment trust equity investments. Common and non-redeemable preferred stocks had a carrying value of $96 million and $96 million, and cost of $104 million and $91 million at December 31, 2002 and 2001, respectively. Common and non-redeemable preferred stocks and real estate investment trust equity investments are classified as available for sale and are carried at fair value if independent market quotations are available from vendors. If independent market quotations are not available, these securities are carried at cost. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Investments in limited partnership interests has a carrying value and cost of $87 million and $105 million at December 31, 2002 and 2001, respectively, and are accounted for in accordance with the equity method of accounting except for instances in which the Company's interest is so minor that it exercises virtually no influence over operating and financial policies, whereby the Company applies the cost method of accounting.

     Policy loans are carried at unpaid principal balances. Other investments consist primarily of real estate investments, which are accounted for by the equity method if held for investment, or depreciated cost, net of valuation allowances, if the

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Company has an active plan to sell.

     Short-term investments are carried at cost or amortized cost that approximates fair value, and includes the reinvestment of collateral received in connection with certain securities lending activities. For securities lending transactions, the Company records an offsetting liability in Other liabilities and accrued expenses for the Company's obligation to repay the collateral.

     Investment income consists primarily of interest and dividends, net investment income from partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed and asset-backed securities is determined on the effective yield method, based on estimated principal repayments. Accrual of income is suspended for fixed income securities and mortgage loans that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on security dispositions, write-downs in value due to other than temporary declines in fair value, and changes in the value of certain derivative instruments.

     The Company writes down, to fair value, any fixed income or equity security that is classified as other than temporarily impaired in the period the security is deemed to be other than temporarily impaired. Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest; 3) the duration and extent to which the fair value has been less than cost for equity securities or amortized cost for fixed income securities; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

     The Company adopted the provisions of Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standard ("SFAS") No. 133, "Accounting for Derivative Instruments and Hedging Activities", and SFAS No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities", as of January 1, 2001. The impact of SFAS No. 133 and SFAS No. 138 (the "statements") to the Company was a loss of $6 million, after-tax, and is reflected as a cumulative effect of change in accounting principle on the Consolidated Statements of Operations and Comprehensive Income. The Company also recorded a cumulative after-tax decrease of $1 million in Accumulated other comprehensive income.

     Derivative financial instruments include swaps, futures, options, interest rate caps and floors, warrants, synthetic GICs, certain forward contracts for purchases of to-be-announced ("TBA") mortgage securities, and certain investment risk transfer reinsurance agreements. Derivatives that are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in convertible and other fixed income securities, equity indexed life and annuity contracts, and certain variable contracts sold (see Note 7).

     The statements require that all derivatives be recognized on the Consolidated Statements of Financial Position at fair value. Derivatives are accounted for on a fair value basis, and reported as Other investments, Other assets, Other liabilities and accrued expenses or Contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in the fair value of derivatives embedded in assets and subject to bifurcation is reported in Realized capital gains and losses. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in Realized capital gains and losses or Life and annuity contract benefits.

     Derivatives that are not hedges for accounting purposes must be adjusted to fair value through Net income. If the derivative is designated as a hedge, depending on the nature of the hedge, changes in the fair value of derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through Net income or recognized in Accumulated other comprehensive income until the hedged item is recognized in Net income.

     When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

used to assess how effective the hedging instrument is in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk, or in the case of a cash flow hedge, the exposure to changes in the hedged transaction's variability in cash flows attributable to the hedged risk. The Company does not currently exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges is reported in Realized capital gains and losses. For the years ended December 31, 2002 and 2001, the hedge ineffectiveness reported as Realized capital gains and losses amounted to losses of $15 million and gains of $6 million, respectively.

     FAIR VALUE HEDGES The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item.

     For hedging instruments utilized in fair value hedges, when the hedged items are investment assets or a portion thereof, the change in the fair value of the derivatives is reported in Net investment income together with the change in the fair value of the hedged items. The change in the fair value of hedging instruments utilized in fair value hedges, when the hedged items are Contractholder funds liabilities or a portion thereof, are reported in Life and annuity contract benefits together with the change in the fair value of the hedged item. Accrued periodic settlements on swaps are reported in Net investment income or Life and annuity contract benefits. The book value of the hedged asset or liability is adjusted for the change in the fair value of the hedged risk.

     CASH FLOW HEDGES The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. The Company's cash flow exposure may be associated with an existing asset, liability, or a forecasted transaction. Anticipated transactions must be probable of occurrence and their significant terms and specific characteristics must be identified.

     For hedging instruments utilized in cash flow hedges, the changes in fair value of the derivatives are reported in Accumulated other comprehensive income. Amounts are reclassified to Net investment income or Realized capital gains and losses as the hedged transaction affects Net income or when the forecasted transaction affects Net income. Accrued periodic settlements on derivatives utilized in cash flow hedges are reported in Net investment income. The amount in Accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to Net income; or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from Accumulated other comprehensive income to Net income. If the Company expects at any time that the loss reported in Accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in Realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in Accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

     TERMINATION OF HEDGE ACCOUNTING If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable, or the hedged asset has become impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments as a result of other events or circumstances. If the derivative financial instrument is not terminated when a fair value hedge is no longer effective, the gains and losses recognized on the derivative are reported in Realized capital gains and losses. For a fair value hedge which is no longer effective or for which the derivative has been terminated, the gain or loss recognized on the item being hedged and used to adjust the book value of the asset, liability or portion thereof is amortized over the remaining life of the hedged item to Net investment income or Life and annuity contract benefits, respectively, beginning in the period that hedge accounting is no longer applied. If the hedged item of a fair value hedge is an asset which has become impaired, the adjustment made to the book value of the asset is subject to the accounting policies applied to impaired assets. When a derivative financial instrument utilized in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Net income as the hedged risk impacts net income, beginning in the period hedge accounting is no longer applied or the derivative instrument is terminated. If the derivative financial instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in Realized capital gains and losses. When a derivative financial instrument utilized in a cash flow hedge of a forecasted transaction is terminated because the forecasted transaction is no longer

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

probable, or if the cash flow hedge is no longer effective, the gain or loss recognized on the derivative is reclassified from Accumulated other comprehensive income to Realized capital gains and losses in the period that hedge accounting is no longer applied.

     NON-HEDGE DERIVATIVE FINANCIAL INSTRUMENTS The Company also has certain derivatives that are used in interest rate, equity price and credit risk management strategies for which hedge accounting is not applied. These derivatives primarily consist of indexed instruments, certain interest rate swap agreements and financial futures contracts, interest rate cap and floor agreements, and certain forward contracts for TBA mortgage securities. Based upon the income statement reporting category of the risk being offset, gains and losses attributable to the change in fair value and the accrued periodic settlements for these derivatives are reported together with results of the associated risk. Therefore, the derivatives' gains and losses and accrued periodic settlements may be recognized in Net investment income, Realized capital gains and losses or Life and annuity contract benefits during the reporting period.

SECURITY REPURCHASE AND RESALE AND SECURITIES LOANED

     Securities purchased under agreements to resell and securities sold under agreements to repurchase, including a mortgage dollar roll program, are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently resold or reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession or control of securities purchased under agreements to resell. Assets to be repurchased are the same, or substantially the same, as the assets transferred and the transferor, through the right of substitution, maintains the right and ability to redeem the collateral on short notice. The market value of securities to be repurchased or resold is monitored, and additional collateral is obtained, where appropriate, to protect against credit exposure.

     Securities loaned are treated as financing arrangements and are recorded in Short-term investments, Fixed income securities and Other liabilities and accrued expenses for the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of domestic securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned are with large brokerage firms.

     Securities repurchase and resale agreements provide liquidity, and securities loaned transactions are used to generate net investment income. These instruments are short-term in nature (usually 30 days or less) and are collateralized principally by U.S. Government and mortgage-backed securities. The carrying amounts of these instruments approximate fair value because of their relatively short-term nature.

RECOGNITION OF PREMIUM AND CONTRACT CHARGE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in Life and annuity contract benefits.

     Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as deposits to Contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, immediate annuities without life contingencies, including certain structured settlement annuities, certain GICs and FAs are considered investment contracts. Deposits received for such contracts are reported as Contractholder fund deposits. Contract charges for investment contracts consist of fees or charges assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Interest credited to contractholder funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed rates. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

     Separate Accounts products include variable annuities, variable life contracts, and certain GICs. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts account values for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred include guaranteed minimum death benefits paid on variable annuity contracts.

DEFERRED POLICY ACQUISITION COSTS

     Costs that vary with and are primarily related to acquiring life insurance and investment business, principally agents' and brokers' remuneration, certain underwriting costs and direct mail solicitation expenses, are deferred and recorded as Deferred policy acquisition costs ("DAC"). All other acquisition expenses are charged to operations as incurred and included in Operating costs and expenses on the Consolidated Statements of Operations and Comprehensive Income. DAC is periodically reviewed as to recoverability and written down when necessary.

     For traditional life insurance and other premium paying contracts, such as immediate annuities with life contingencies and limited payment contracts, these costs are amortized over the premium paying period of the related policies in proportion to the estimated revenue on such business. Assumptions relating to estimated revenue, as well as to all other aspects of the deferred policy acquisition costs and reserve calculations, are determined based upon conditions as of the date of policy issue and are generally not revised during the life of the policy. Any deviations from projected business inforce, resulting from actual policy terminations differing from expected levels, and any estimated premium deficiencies change the rate of amortization in the period such events occur. Generally, the amortization period for these contracts approximates the estimated lives of the policies.

     For internal exchanges of traditional life insurance and immediate annuities with life contingencies, the unamortized balance of costs previously deferred under the original contracts are charged to income. The new costs associated with the exchange are deferred and amortized to income.

     For interest-sensitive life, variable annuities and investment contracts, DAC is amortized in relation to the present value of estimated gross profits ("EGP") on such business over the estimated lives of the contracts.
Generally, the amortization period ranges from 15-30 years, however an assumed surrender rate is also used which results in the majority of deferred costs being amortized over the surrender charge period. The rate of amortization during this term is matched to the pattern of EGP. EGP consists of the following components: margins from mortality (including guaranteed minimum death and income benefits); contract administration, surrender and other contract charges, less maintenance expenses; and investment margin, including realized capital gains and losses. The estimation of EGP requires judgment, including the forecasting of highly uncertain events such as the level of surrenders at the end of a surrender charge period and, in some cases, future equity market performance. In estimating the impact of highly uncertain events, the Company considers historical experience as well as current trends.

     In particular, a significant degree of judgment is involved with estimating future levels of EGP for the Company's variable annuity contracts as future fee income and guaranteed minimum death benefits ("GMDBs") are highly sensitive to equity market performance. Additionally, variable annuity contractholder activity, including surrender, withdrawal, asset allocation, and annuitization, could have a significant impact on the ultimate cost of providing guaranteed minimum death and income benefits. The Company's variable annuity DAC amortization methodology includes a long-term market return assumption of approximately 9.25%, or 8.0% after average mortality and expense fees of 1.25%, for the mutual funds in which customer accounts are invested. When market returns vary from the 8.0% long-term expectation or mean, the Company assumes a reversion to the mean over a seven-year period, which includes two prior years and five future years. The assumed returns over this period are limited to a range between 0% to 13.25% after mortality and expense fees. The costs associated with GMDBs are included in EGP. Generally, less DAC is amortized during periods in which the GMDBs are higher than projected. However, if projected GMDBs cause DAC to be not fully recoverable, DAC will be written down to an amount deemed recoverable.

     Changes in the amount or timing of EGP result in adjustments to the cumulative amortization of DAC. All such adjustments are reflected in the current results of operations.

     The Company currently performs quarterly reviews of DAC recoverability for interest-sensitive life, variable annuities

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

and investment contracts in the aggregate using current assumptions. Future volatility in the equity markets of similar or greater magnitude may result in disproportionate changes in the amortization of DAC. If a change in the amount of EGP is significant, it could result in the unamortized DAC not being recoverable, resulting in a charge which is included as a component of Amortization of deferred policy acquisition costs on the Consolidated Statements of Operations and Comprehensive Income.

     The cost assigned to the right to receive future cash flows from certain business purchased from other insurers is also classified as Deferred policy acquisition costs in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the life of the contracts acquired. These costs are amortized as profits emerge over the life of the acquired business, and are periodically evaluated for recoverability. Present value of future profits was $63 million and $78 million at December 31, 2002 and 2001, respectively. Amortization expense on present value of future profits was $15 million, $16 million and $11 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REINSURANCE RECOVERABLE

     In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance from other insurers (see Note 10). The amounts reported in the Consolidated Statements of Financial Position include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on incurred losses that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities, including Reserve for life-contingent contract benefits, are reported gross of reinsurance recoverables. Prepaid reinsurance premiums are deferred and reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written and therefore reinsurers and amounts recoverable are regularly evaluated by the Company.

     The Company also has reinsurance agreements that transfer the investment risk for a portion of the GMDBs and guaranteed minimum income benefits ("GMIBs") offered in certain variable contracts.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on certain investments, insurance reserves and deferred policy acquisition costs. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

SEPARATE ACCOUNTS

     The Company issues variable annuities, variable life contracts and certain GICs, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense risk charges reflected in Contract charges. Deposits to the Separate Accounts are not included in the Consolidated Statements of Cash Flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, variable annuity and variable life contractholders bear the investment risk that the underlying mutual funds of the Separate Accounts may not meet their stated investment objectives.

CONTRACTHOLDER FUNDS

     Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal provisions on contractholder funds are outlined in Note 9.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 9. To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, the related increase in reserves is recorded net of tax as a reduction of the unrealized net capital gains included in Accumulated other comprehensive income.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     Commitments to invest, purchase private placement securities, and extend mortgage loans; financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position. The contractual amounts and fair values of these instruments are outlined in Note 7.

USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS

     In November 2002, the FASB issued FASB Interpretation No. 45 ("FIN
45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others." FIN 45 requires that upon issuance of a guarantee, the guarantor must recognize a liability for the fair value of the obligation it assumes under that guarantee. The disclosure provisions of FIN 45 are effective for financial statements ending after December 15, 2002. The adoption of the disclosure provisions of FIN 45 did not have a material impact on the Company's consolidated financial statements for the year ended December 31, 2002 (see Note 11). The provisions for initial recognition and measurement are effective on a prospective basis for guarantees that are issued or modified after December 31, 2002. The adoption of the remaining provisions of FIN 45 is not expected to have a material impact on either the consolidated financial position or results of operations of the Company.

     In January 2003, the FASB issued FIN No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities". FIN 46 addresses issues related to the consolidation of variable interest entities ("VIEs"). The effective date of this interpretation is the first fiscal year or interim period beginning after June 15, 2003 (which for the Company would be July 1, 2003). The Company has one unconsolidated special purpose entity ("SPE") that is used to issue Global Medium Term Notes ("GMTNs") to unrelated third parties. The Company is in the process of assessing whether this SPE meets the criteria to be considered a VIE, thereby requiring consolidation under FIN 46. The funding agreements issued by the Company to the SPE are reported on the Consolidated Statements of Financial Position of the Company as a component of Contractholder funds.

     On July 31, 2002, the American Institute of Certified Public Accountants issued an exposure draft Statement of Position ("SOP") entitled "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". The accounting guidance contained in the proposed SOP applies to several of the Company's products and product features. The proposed effective date of the SOP is for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. If adopted early, the provisions of the SOP must be applied as of the beginning of the fiscal year. Accordingly, if the SOP were adopted during an interim period of 2003, prior interim periods would be restated. A provision of the proposed SOP requires the establishment of a liability in addition to the account balance for contracts and contract features that provide guaranteed death or other insurance benefits. The finalized SOP may also require a liability for guaranteed income benefits. These liabilities are not currently recognized by the Company, and their establishment may have a material impact on the Consolidated Statements of Operations and Comprehensive Income depending on the market conditions at the time of adoption, but is not expected to have a material impact on the Company's Consolidated Statements of Financial Position.

     The FASB has exposed proposed guidance that addresses the accounting for certain modified coinsurance agreements. The guidance has been exposed as a FASB Interpretation of Statement 133 Implementation Issue No. B36, "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument". The proposed guidance

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

requires recognizing an embedded derivative in certain reinsurance agreements when specific conditions are met. The initial impact of adopting the proposed guidance would be recorded as a cumulative adjustment to earnings in the first fiscal quarter beginning after June 15, 2003 (which for the Company would be July 1, 2003). The Company's reinsurance balances that would be subject to the proposed guidance, as currently drafted, are immaterial in the aggregate. Accordingly, the potential impact of recognizing embedded derivatives pursuant to the requirements of the proposed guidance is expected to be immaterial to both the Company's consolidated financial position and results of operations.

3.   ACQUISITIONS AND DISPOSITIONS

CURRENT YEAR:

ALLSTATE DISTRIBUTORS, LLC
     The Company terminated its joint venture agreement with Putnam Investments, LLC ("Putnam") and received a net settlement of $1.5 million from Putnam. The $1.5 million net settlement was comprised of the $2.3 million Putnam owed the Company for Allstate Distributors, LLC ("ADLLC") promotional expenses, partially offset by the $826 thousand purchase price for Putnam's 50% share of ADLLC (See
Note 5 for further discussion).

DIRECT RESPONSE LONG-TERM CARE BUSINESS
     The Company approved the disposal of its direct response long-term care business through a reinsurance transaction to be completed during 2003. As a result, the Company recognized a $3 million loss ($2 million after-tax) to reduce the carrying value of the long-term care business to its fair value.

PRIOR YEAR:

AMERICAN MATURITY LIFE INSURANCE COMPANY
     In 2001, the Company acquired blocks of business from American Maturity Life Insurance Company ("American Maturity") via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life-contingent contract benefits and contractholder funds resulting in no goodwill.

PROVIDENT NATIONAL ASSURANCE COMPANY
     In 2001, the Company acquired Provident National Assurance Company ("PNAC"), a broadly licensed inactive company that maintains authority to sell life insurance and variable annuity products in most states, from UnumProvident Corporation. The transaction was accounted for as a purchase and the excess of the acquisition cost over the fair value of PNAC's net assets acquired of $5 million was recorded as goodwill. The Company paid consideration of $14 million as part of the acquisition. PNAC's name was subsequently changed to Allstate Assurance Company, which was redomiciled in the State of Illinois.

PT ASURANSI JIWA ALLSTATE, INDONESIA
     In 2001, the Company disposed of its operations in Indonesia through a sale and purchase agreement with The Prudential Assurance Company Limited ("Prudential"), where Prudential acquired the Company's holdings in Pt Asuransi Jiwa Allstate, Indonesia. The Company recognized a loss on the dispositions of $4 million ($3 million after-tax) and a $4 million tax benefit attributable to the inception-to-date losses of the subsidiaries, not previously recognized. The tax benefit was reported as a reduction to the Company's income tax expense on the Consolidated Statements of Operations and Comprehensive Income.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

4.   SUPPLEMENTAL CASH FLOW INFORMATION

     The Company acquired the assets of businesses in 2001 (see Note 3) using cash and by assuming liabilities. The following is a summary of the effects of these transactions on the Company's consolidated financial position for the year ended December 31, 2001.

(IN MILLIONS)

ACQUISITIONS:
  Fair value of assets acquired                              $    (275)
  Fair value of liabilities assumed                                342
                                                             ---------
        Net cash received                                    $      67
                                                             =========

     Non-cash transactions of $299 million and $239 million, which include investment exchanges, modifications, conversions and other non-cash transactions, have been excluded from investment purchases and sales for 2001 and 2000, respectively, on the Consolidated Statements of Cash Flows to conform to the current period presentation.

     Non-cash investment exchanges and modifications, which primarily reflect refinancings of fixed income securities and mergers completed with equity securities, totaled $98 million, $210 million and $160 million for the years ended December 31, 2002, 2001 and 2000, respectively.

     Securities lending transactions excluded from Cash flows from investing activities in the Consolidated Statements of Cash Flows for the years ended December 31, are as follows:

                                                       2002         2001         2000
                                                     ---------    ---------    ---------
(IN MILLIONS)
Purchases                                            $   2,096    $   8,128    $   4,394
Sales                                                   (2,041)      (7,864)      (4,105)
Collections                                                (25)           -            -
Net change in short-term investments                      (278)         130          371
                                                     ---------    ---------    ---------
  Net purchases                                      $    (248)   $     394    $     660
                                                     =========    =========    =========

5.   RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company utilizes services performed by its affiliates, AIC, and Allstate Investments LLC and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs allocated to the Company (see Note 15) were $238 million, $208 million, and $195 million in 2002, 2001 and 2000, respectively. A portion of these expenses relate to the acquisition of business, which is deferred and amortized into income.

STRUCTURED SETTLEMENT ANNUITIES

     The Company issued $133 million, $117 million and $96 million of structured settlement annuities, a type of immediate annuity, in 2002, 2001 and 2000, respectively, at prices determined based upon interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $27 million, $38 million and $29 million relate to structured settlement annuities with life contingencies and are included in premium income for 2002, 2001, and 2000, respectively. In most cases, these annuities were issued under a "qualified assignment," which means the Company assumed AIC's obligation to make the future payments.

     AIC issued surety bonds, in return for premiums of $531 thousand and $817 thousand in 2001 and 2000, respectively, to guarantee the payment of structured settlement benefits assumed (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company. In previous periods, the Company had entered into a General Indemnity Agreement

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

pursuant to which it has indemnified AIC for any liabilities associated with the surety bonds and gives AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001.

     Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $5.29 billion and $5.23 billion at December 31, 2002 and 2001, respectively.

BROKER/DEALER AGREEMENT

     ALIC receives underwriting and distribution services from ADLLC, a broker/dealer company, for certain variable annuity contracts. Effective September 30, 2002, ALIC and Putnam terminated a joint venture agreement and ADLLC became a wholly owned subsidiary of ALIC as a result of ALIC's purchase of Putnam's 50% ownership therein. ALIC incurred $32 million, $80 million and $100 million of commission and other distribution expenses from ADLLC for the years ending December 31, 2002, 2001 and 2000, respectively. Other distribution expenses included administrative, legal, financial management and sales support which ALIC provides to ADLLC, for which ALIC earned administration fees of $1 million, $1 million and $2 million for the years ended December 31, 2002, 2001 and 2000, respectively. Other distribution expenses also include marketing expenses for subsidizing bonus interest crediting rates associated with ALIC's variable annuity dollar cost averaging program for which ADLLC reimbursed ALIC $1 million, $7 million and $6 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REINSURANCE TRANSACTIONS

     The Company has a coinsurance contract with Columbia Universal Life Insurance Company ("Columbia"), an affiliate of the Company, to assume 100% of fixed annuity business inforce as of June 30, 2000 and new business as written. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business inforce on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2002, 2001 and 2000, the Company assumed $19 million, $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a modified coinsurance contract with Allstate Reinsurance, Ltd. ("Allstate Re"), an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA. Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. During 2002, 2001 and 2000, the Company ceded $329 thousand, $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

     The Company has a contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed premiums from AIC in the amount of $18 million in 2002 and $29 million during both 2001 and 2000, respectively.

     ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

     Effective January 1, 2003, Northbrook Life Insurance Company ("NLIC"), a wholly owned subsidiary of ALIC, will be merged into ALIC to achieve future cost savings and operational efficiency. The merger will have no impact on the Company's results of operations or financial position.

PREFERRED STOCK

     Redeemable preferred stock--series A subscriptions receivable balance at December 31, 2001 related to the Company's issuance of redeemable preferred shares to The Northbrook Corporation, a wholly owned subsidiary of the Corporation, in return for $14 million cash, which was received on January 14, 2002.

     AIC guarantees the repayment of notes payable and the interest thereon issued to Morgan Stanley DW, Inc. under the terms of a distribution agreement with The Northbrook Corporation. The balance of the notes payable was $93 million at December 31, 2002.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 12).

DEBT

     The Company had no outstanding debt at December 31, 2002 or 2001. The Company has entered into an inter-company loan agreement with the Corporation. The amount of inter-company loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. No amounts were outstanding for the inter-company loan agreement at December 31, 2002 or 2001. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund inter-company borrowings.

6.   INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                 GROSS UNREALIZED
                                                              -----------------------
                                                AMORTIZED
                                                  COST          GAINS       LOSSES      FAIR VALUE
                                                ----------   ----------   ----------    ----------
(IN MILLIONS)
AT DECEMBER 31, 2002
U.S. government and agencies                    $    2,323   $      740   $        -    $    3,063
Municipal                                            1,224           68           (3)        1,289
Corporate                                           24,618        1,859         (342)       26,135
Foreign government                                   1,090          269           (2)        1,357
Mortgage-backed securities                           9,912          474           (8)       10,378
Asset-backed securities                              2,447           63          (37)        2,473
Redeemable preferred stock                             109            2           (1)          110
                                                ----------   ----------   ----------    ----------
   Total fixed income securities                $   41,723   $    3,475   $     (393)   $   44,805
                                                ==========   ==========   ==========    ==========

AT DECEMBER 31, 2001
U.S. government and agencies                    $    1,845   $      384   $       (2)   $    2,227
Municipal                                            1,162           40            -         1,202
Corporate                                           21,354          959         (239)       22,074
Foreign government                                     938          113            -         1,051
Mortgage-backed securities                           7,927          259          (22)        8,164
Asset-backed securities                              2,395           50          (35)        2,410
Redeemable preferred stock                              97            2           (1)           98
                                                ----------   ----------   ----------    ----------
   Total fixed income securities                $   35,718   $    1,807   $     (299)   $   37,226
                                                ==========   ==========   ==========    ==========

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2002:

                                                                           AMORTIZED       FAIR
                                                                             COST          VALUE
                                                                           ----------   ----------
(IN MILLIONS)
Due in one year or less                                                    $    1,060   $    1,083
Due after one year through five years                                           8,020        8,391
Due after five years through ten years                                         11,849       12,572
Due after ten years                                                             8,435        9,908
                                                                           ----------   ----------
                                                                               29,364       31,954
Mortgage- and asset-backed securities                                          12,359       12,851
                                                                           ----------   ----------
   Total                                                                   $   41,723   $   44,805
                                                                           ==========   ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment, mortgage- and asset-backed securities have not been reflected based on their contractual maturities.

NET INVESTMENT INCOME

                                                                            2002          2001         2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Fixed income securities                                                  $    2,736    $    2,536   $    2,245
Mortgage loans                                                                  403           366          317
Equity securities                                                                17            23           19
Other                                                                           (63)           46           93
                                                                         ----------    ----------   ----------
  Investment income, before expense                                           3,093         2,971        2,674
  Investment expense                                                            110           132           85
                                                                         ----------    ----------   ----------
     Net investment income                                               $    2,983    $    2,839   $    2,589
                                                                         ==========    ==========   ==========

     Net investment income from equity securities includes income from partnership interests of $19 million, $15 million and $13 million for the years ended December 31, 2002, 2001 and 2000, respectively.

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

     Realized capital gains and losses by security type, for the year ended December 31, are as follows:

                                                                            2002          2001        2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Fixed income securities                                                  $     (137)   $     (134)  $     (132)
Equity securities                                                                (9)            9          102
Other                                                                          (281)          (88)           4
                                                                         ----------    ----------   ----------
  Realized capital gains and losses                                            (427)         (213)         (26)
  Income taxes                                                                 (150)          (75)          (9)
                                                                         ----------    ----------   ----------
     Realized capital gains and losses, after tax                        $     (277)   $     (138)  $      (17)
                                                                         ==========    ==========   ==========

     Realized capital gains and losses by transaction type, for the year ended December 31, are as follows:

                                                                            2002          2001         2000
                                                                         ----------    ----------   ----------
(IN MILLIONS)
Investment write-downs                                                   $     (309)   $     (150)  $      (56)
Sales
  Fixed income and equity securities                                           (108)            2           28
  Futures contracts                                                               2            (3)           3
  Other                                                                           1             -            -
                                                                         ----------    ----------   ----------
     Total sales                                                               (105)           (1)           31
Valuation of derivative instruments                                             (23)          (64)          (1)
Realized capital gains and losses on other securities                            10             2            -
                                                                         ----------    ----------   ----------
     Realized capital gains and losses, pre-tax                                (427)         (213)         (26)
       Income taxes                                                            (150)          (75)          (9)
                                                                         ----------    ----------   ----------
          Realized capital gains and losses, after-tax                   $     (277)   $     (138)  $      (17)
                                                                         ==========    ==========   ==========

     Excluding the effects of calls and prepayments, gross gains of $222 million, $223 million and $151 million and gross losses of $328 million, $238 million and $228 million were realized on sales of fixed income securities during 2002, 2001 and 2000, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities, equity securities and derivative instruments included in Accumulated other comprehensive income at December 31, 2002 are as follows:

                                                                      GROSS UNREALIZED
                                                                   -----------------------
                                                       FAIR                                   UNREALIZED
                                                       VALUE         GAINS        LOSSES      NET GAINS
                                                     ----------    ----------   ----------    ----------
(IN MILLIONS)
Fixed income securities                              $   44,805    $    3,475   $     (393)   $    3,082
Equity securities                                           183             4          (12)           (8)
Derivative instruments                                        4             4           (2)            2
                                                     ----------    ----------   ----------    ----------
   Total                                             $   44,992    $    3,483   $     (407)        3,076
                                                     ==========    ==========   ==========
Deferred income taxes, deferred policy
acquisition costs and other                                                                       (2,024)
                                                                                              ----------
Unrealized net capital gains and losses                                                       $    1,052
                                                                                              ==========

     At December 31, 2001, equity securities had gross unrealized gains of $10 million and gross unrealized losses of $5 million.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                   --------------------------------------
                                                                                      2002          2001          2000
                                                                                   ----------    ----------    ----------
(IN MILLIONS)
Fixed income securities                                                            $    1,574    $      279    $    1,051
Equity securities                                                                         (13)          (43)         (161)
Derivative instruments                                                                     (6)            8             -
                                                                                   ----------    ----------    ----------
   Total                                                                                1,555           244           890
Deferred income taxes, deferred policy acquisition costs and other                     (1,139)         (168)         (539)
                                                                                   ----------    ----------    ----------
   Increase in unrealized net capital gains and losses                             $      416    $       76    $      351
                                                                                   ==========    ==========    ==========

MORTGAGE LOAN IMPAIRMENT

     A mortgage loan is impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement.

     The components of impaired loans at December 31 are as follows:

                                                                                                    2002          2001
                                                                                                 ----------    ----------
(IN MILLIONS)
Impaired loans
   With valuation allowances                                                                     $        -    $       21
   Less: valuation allowance                                                                              -            (5)
   Without valuation allowances                                                                          11             5
                                                                                                 ----------    ----------
      Net carrying value of impaired loans                                                       $       11    $       21
                                                                                                 ==========    ==========

     The net carrying value of impaired loans at December 31, 2002 and 2001 was comprised of loans in the process of foreclosure and delinquent loans of $11 million and $12 million, respectively, measured at the fair value of the collateral, and restructured loans of $0 million and $9 million, respectively, measured at the present value of the loan's expected future cash flows discounted at the loan's effective interest rate. Impaired loans without valuation allowances include collateral dependent loans where the fair value of the collateral is greater than the recorded investment in the loans.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Interest income is recognized on a cash basis for impaired loans, beginning at the time of impairment. For impaired loans that have been restructured, interest is accrued based on the principal amount at the adjusted interest rate. The Company recognized interest income of $1 million on impaired loans during each of 2002, 2001 and 2000, all of which was received in cash. The average balance of impaired loans was $16 million, $27 million and $33 million during 2002, 2001 and 2000, respectively.

     Valuation allowances for mortgage loans at December 31, 2002, 2001 and 2000, were $0 million, $5 million and $5 million, respectively. Direct writedowns of the gross carrying amounts of mortgage loans were $5 million, $0 million and $0 million for the years ended December 31, 2002, 2001 and 2000, respectively. For the years ended December 31, 2002, 2001 and 2000, net reductions to mortgage loan valuation allowances were $5 million, $300 thousand and $2 million, respectively.

INVESTMENT CONCENTRATION FOR MUNICIPAL BOND PORTFOLIOS

     The Company maintains a diversified portfolio of municipal bonds. Except for the following states, holdings in no other state exceeded 5% of the portfolio at December 31,:

(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)                      2002          2001
                                                                 ----------    ----------
California                                                             27.2%         23.4%
Texas                                                                  13.0           5.4
New York                                                                9.4           9.6
Pennsylvania                                                            7.2           7.3
Ohio                                                                    5.6           5.5

INVESTMENT CONCENTRATION FOR COMMERCIAL MORTGAGE PORTFOLIOS AND OTHER INVESTMENT INFORMATION

     The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the United States. Substantially all of the commercial mortgage loans are non-recourse to the borrower. Except for the following, holdings in no other state exceeded 5% of the portfolio at December 31,:

(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)                 2002          2001
                                                                 ----------    ----------
California                                                             14.7%         16.9%
Illinois                                                                7.8           7.6
Texas                                                                   7.3           7.0
Florida                                                                 6.7           7.0
New Jersey                                                              6.5           6.4
Pennsylvania                                                            6.0           5.3
New York                                                                5.6           5.3

     The types of properties collateralizing the commercial mortgage loans at December 31, are as follows:

                                                                     2002         2001
                                                                 ----------    ----------
(% OF COMMERCIAL MORTGAGE PORTFOLIO CARRYING VALUE)
Office buildings                                                       33.6%         34.3%
Warehouse                                                              20.8          20.3
Retail                                                                 19.5          20.0
Apartment complex                                                      19.0          18.4
Industrial                                                              1.8           1.9
Other                                                                   5.3           5.1
                                                                 ----------    ----------
                                                                      100.0%        100.0%
                                                                 ==========    ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The contractual maturities of the commercial mortgage loan portfolio as of December 31, 2002, for loans that were not in foreclosure are as follows:

                                         NUMBER OF     CARRYING
                                           LOANS        VALUE       PERCENT
                                         ---------     --------     -------
($ IN MILLIONS)
2003                                            67     $    272         4.6%
2004                                            49          294         5.0
2005                                            95          599        10.2
2006                                           120          734        12.5
2007                                           131          784        13.3
Thereafter                                     610        3,200        54.4
                                         ---------     --------     -------
  Total                                      1,072     $  5,883       100.0%
                                         =========     ========     =======

     In 2002, $286 million of commercial mortgage loans were contractually due. Of these, 58.9% were paid as due, 36.8% were refinanced at prevailing market terms, 4.3% were foreclosed or are in the process of foreclosure and none are in the process of refinancing or restructuring discussions.

     Included in fixed income securities are below investment grade assets totaling $3.66 billion and $2.76 billion at December 31, 2002 and 2001, respectively. The Company defines its below investment grade assets as those securities with a National Association of Insurance Commissioners ("NAIC") rating between 3 and 6, or a Moody's equivalent rating of "Ba" or lower, or a comparable company internal rating.

     At December 31, 2002, the carrying value of investments, excluding equity securities, that were non-income producing during 2002 was $5 million.

     At December 31, 2002, fixed income securities with a carrying value of $80 million were on deposit with regulatory authorities as required by law.

SECURITIES LENDING

     The Company participates in securities lending programs, primarily for investment yield enhancement purposes, with third parties, which mostly include large brokerage firms. At December 31, 2002 and 2001, fixed income securities with a carrying value of $1.04 billion and $964 million, respectively, have been loaned under these agreements. In return, the Company receives cash that is subsequently invested and included in Short-term investments and Fixed income securities with an offsetting liability recorded in Other Liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $5 million, $6 million and $2 million, for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   FINANCIAL INSTRUMENTS

     In the normal course of business, the Company invests in various financial assets, incurs various financial liabilities and enters into agreements involving derivative financial instruments and other off-balance-sheet financial instruments. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including DAC and Reinsurance recoverables, net) and liabilities (including Reserve for life-contingent contract benefits, Contractholder Funds pertaining to interest-sensitive life contracts and Deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments such as Accrued investment income and Cash are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FINANCIAL ASSETS

     The carrying value and fair value of financial assets at December 31, are as follows:

                                                           2002                       2001
                                                  ----------------------     ---------------------
                                                  CARRYING        FAIR       CARRYING       FAIR
                                                   VALUE         VALUE        VALUE         VALUE
                                                  ---------     --------     --------     --------
(IN MILLIONS)
Fixed income securities                           $  44,805     $ 44,805     $ 37,226     $ 37,226
Mortgage loans                                        5,883        6,398        5,450        5,588
Equity securities                                       183          183          201          201
Short-term investments                                  839          839          672          672
Policy loans                                            692          692          673          673
Separate Accounts                                    11,125       11,125       13,587       13,587

     Fair values of publicly traded fixed income securities are based upon independent market quotations or dealer quotes. The fair value of non-publicly traded securities, primarily privately placed corporate obligations, is based on either widely accepted pricing valuation models which utilized internally developed ratings and independent third party data (e.g., term structures and current publicly traded bond prices) as inputs or independent third party pricing sources. Equity securities are valued based principally on independent market quotations. Mortgage loans are valued based on discounted contractual cash flows. Discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar properties as collateral. Loans that exceed 100% loan-to-value are valued at the estimated fair value of the underlying collateral. Short-term investments are highly liquid investments with maturities of less than one year whose carrying values are deemed to approximate fair value. The carrying value of policy loans is deemed to approximate fair value. Separate Accounts assets are carried in the Consolidated Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

     The carrying value and fair value of financial liabilities at December 31, are as follows:

                                                            2002                     2001
                                                  ----------------------     ---------------------
                                                  CARRYING        FAIR       CARRYING      FAIR
                                                   VALUE          VALUE       VALUE        VALUE
                                                  ---------     --------     --------     --------
(IN MILLIONS)
Contractholder funds on investment contracts      $  32,355     $ 32,601     $ 26,615     $ 26,572
Security repurchase agreements                        1,236        1,236        1,472        1,472
Separate Accounts                                    11,125       11,125       13,587       13,587

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. GICs, FAs, and immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements.

     Security repurchase agreements are valued at carrying value due to their short-term nature. Separate Accounts liabilities are carried at the fair value of the underlying assets.

DERIVATIVE FINANCIAL INSTRUMENTS

     The Company primarily uses derivative financial instruments to reduce its exposure to market risk (principally interest rate, equity price and foreign currency risk) and in conjunction with asset/liability management. The Company does not hold or issue these instruments for trading purposes.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, 2002 as follows:

                                                                                                   CARRYING         CARRYING
                                                           NOTIONAL      CREDIT       FAIR          VALUE            VALUE
                                                            AMOUNT     EXPOSURE(1)   VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                          ----------   ----------   ----------    ----------    ----------------
(IN MILLIONS)
INTEREST RATE CONTRACTS
Interest rate swap agreements                             $    9,091   $      (42)  $     (307)   $      (42)      $     (265)
Financial futures contracts                                      384            -            -             -                -
Interest rate cap and floor agreements                         1,581            9           44             9               35
                                                          ----------   ----------   ----------    ----------       ----------
     Total interest rate contracts                            11,056          (33)        (263)          (33)            (230)
                                                          ----------   ----------   ----------    ----------       ----------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       1,099           10            5            10               (5)
                                                          ----------   ----------   ----------    ----------       ----------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,762          259          285           259               26
Foreign currency futures                                          11            -            -             -                -
                                                          ----------   ----------   ----------    ----------       ----------
     Total foreign currency contracts                          1,773          259          285           259               26
                                                          ----------   ----------   ----------    ----------       ----------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                    480          122          122           122                -
Equity-indexed options in life and annuity
   product contracts                                              65            -           32             -               32
Forward starting options in annuity product
   contracts                                                   1,363            -           (3)            -               (3)
Put options in variable product contracts                         48            -            -             -                -
Credit default swaps agreements                                   25            -           (2)           (2)               -
                                                          ----------   ----------   ----------    ----------       ----------
     Total embedded derivative financial
        instruments                                            1,981          122          149           120               29
                                                          ----------   ----------   ----------    ----------       ----------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                          6            -            -             -                -
Reinsurance of guaranteed minimum income
   annuitization options in variable contracts                    32            -           29            29                -
Forward contracts for TBA mortgage securities                      -            -            -             -                -
                                                          ----------   ----------   ----------    ----------       ----------
   Total other derivative financial instruments                   38            -           29            29                -
                                                          ----------   ----------   ----------    ----------       ----------
Total derivative financial instruments                    $   15,947   $      358   $      205    $      385       $     (180)
                                                          ==========   ==========   ==========    ==========       ==========

-----------
(1) CREDIT EXPOSURE AND CARRYING VALUE INCLUDE THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS. FAIR VALUE AND CARRYING VALUE OF THE ASSETS AND LIABILITIES EXCLUDE ACCRUED PERIODIC SETTLEMENTS WHICH ARE REPORTED IN ACCRUED INVESTMENT INCOME.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the notional amount, credit exposure, fair value and carrying value of the Company's derivative financial instruments at December 31, 2001 as follows:

                                                                                                   CARRYING         CARRYING
                                                           NOTIONAL      CREDIT        FAIR          VALUE           VALUE
                                                            AMOUNT     EXPOSURE(1)   VALUE(1)      ASSETS(1)    (LIABILITIES)(1)
                                                          ----------   -----------  ----------    ----------    ----------------
(IN MILLIONS)
INTEREST RATE CONTRACTS
Interest rate swap agreements                             $    5,887   $       15   $     (100)   $       15    $     (115)
Financial futures contracts                                      338            1            1             1             -
Interest rate cap and floor agreements                         1,536            -            1             -             1
                                                          ----------   ----------   ----------    ----------    ----------
     Total interest rate contracts                             7,761           16          (98)           16          (114)
                                                          ----------   ----------   ----------    ----------    ----------
EQUITY AND INDEX CONTRACTS
Options, financial futures, and warrants                       1,107           16           12            16            (4)
                                                          ----------   ----------   ----------    ----------    ----------
FOREIGN CURRENCY CONTRACTS
Foreign currency swap agreements                               1,544           26           28            26             2
                                                          ----------   ----------   ----------    ----------    ----------
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
Conversion options in fixed income securities                    588          173          173           173             -
Equity-indexed options in life and annuity
   product contracts                                              71            -          (44)            -           (44)
Forward starting options in annuity product
   contracts                                                   1,389            -           (5)            -            (5)
Put options in variable product contracts                         73            -            -             -             -
Credit default swaps agreements                                    -            -            -             -             -
                                                          ----------   ----------   ----------    ----------    ----------
     Total embedded derivative financial instruments           2,121          173          124           173           (49)
                                                          ----------   ----------   ----------    ----------    ----------
OTHER DERIVATIVE FINANCIAL INSTRUMENTS
Synthetic guaranteed investment contracts                          5            -            -             -             -
Reinsurance of guaranteed minimum income
   annuitization options in variable contracts                    41            -           12            12             -
Forward contracts for TBA mortgage securities                    470            7            7             7             -
                                                          ----------   ----------   ----------    ----------    ----------
   Total other derivative financial instruments                  516            7           19            19             -
                                                          ----------   ----------   ----------    ----------    ----------
Total derivative financial instruments                    $   13,049   $      238   $       85    $      250    $     (165)
                                                          ==========   ==========   ==========    ==========    ==========

----------
(1) CREDIT EXPOSURE AND CARRYING VALUE INCLUDE THE EFFECTS OF LEGALLY ENFORCEABLE MASTER NETTING AGREEMENTS. FAIR VALUE AND CARRYING VALUE OF THE ASSETS AND LIABILITIES EXCLUDE ACCRUED PERIODIC SETTLEMENTS WHICH ARE REPORTED IN ACCRUED INVESTMENT INCOME.

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Credit exposure represents the Company's potential loss if all of the counterparties failed to perform under the contractual terms of the contracts and all collateral, if any, became worthless. This exposure is measured by the fair value of contracts with a positive fair value at the reporting date reduced by the effect, if any, of master netting or collateral agreements.

     The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements and obtaining collateral where appropriate. The Company utilizes master netting agreements for all over-the-counter derivative transactions including interest rate swap, interest rate cap, and interest rate floor agreements. These agreements permit either party to net payments due for transactions covered by the agreements. Under the provisions of the agreements, collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. To date, the Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives including futures and certain option contracts are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk associated with these transactions.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive (pay) to terminate the derivative contracts at the reporting date. For exchange traded derivative contracts, the fair value is based on dealer or exchange quotes. The fair value of non-exchange traded derivative contracts, including embedded derivative financial instruments subject to bifurcation, is based on either independent third party pricing sources or widely accepted pricing and valuation models which utilize independent third party data as inputs.

     The following table summarizes the counterparty credit exposure by counterparty credit rating at December 31, as it relates to interest rate swap, currency swap, interest rate cap and interest rate floor agreements.

($ IN MILLIONS)

                                      2002                                                         2001
              --------------------------------------------------------    -------------------------------------------------------
              NUMBER OF                                    EXPOSURE,      NUMBER OF                                   EXPOSURE,
               COUNTER-     NOTIONAL       CREDIT           NET OF         COUNTER-     NOTIONAL      CREDIT           NET OF
RATING(1)      PARTIES       AMOUNT      EXPOSURE(2)     COLLATERAL(2)     PARTIES       AMOUNT     EXPOSURE(2)     COLLATERAL(2)
----------    ---------     --------     -----------     -------------    ---------     --------    -----------     -------------
  AAA                 2     $  1,530     $         -     $           -            2     $  1,114    $         -     $           -
  AA+                 -            -               -                 -            1          746              -                 -
  AA                  2        1,399              91                24            5        2,119              -                 -
  AA-                 5        3,209               -                 -            6        3,787             34                20
  A+                  6        5,581             135                10            3        1,035              7                 7
   A                  1          716               -                 -            1          166              -                 -
              ---------     --------     -----------     -------------    ---------     --------    -----------     -------------
Total                16     $ 12,435     $       226     $          34           18     $  8,967    $        41     $          27
              =========     ========     ===========     =============    =========     ========    ===========     =============

(1)    RATING IS THE LOWER OF STANDARD & POOR'S OR MOODY'S RATINGS.

(2) FOR EACH COUNTERPARTY, ONLY OVER-THE-COUNTER DERIVATIVES WITH A NET POSITIVE MARKET VALUE ARE INCLUDED.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. The Company mitigates this risk through established risk control limits set by senior management. In addition, changes in fair value of the Company's derivative financial instruments used for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

     The Company reclassified pretax net losses of $259 thousand and pretax net gains of $4 million from Accumulated other comprehensive income to Net income during 2002 and 2001, respectively. These amounts related to cash flow hedges. During 2003, the Company expects to release an estimated $756 thousand of pretax net losses from Accumulated other comprehensive income to Net income. For the periods ending December 31, 2002 and 2001, the Company did not terminate any hedge of a forecasted transaction because it was no longer probable that the forecasted transaction would occur. Therefore, no gains or losses were reclassified from Accumulated other comprehensive income to Realized capital gains and losses related thereto.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The following table summarizes the derivative instruments used by the Company. Included in the table is a description of the individual derivative instruments, the risk management strategies to which they relate, and the financial statement reporting for the derivative instruments including the classification of fair value changes and periodic accruals and settlements, if any, in the Company's consolidated financial statements as of and for the periods ending December 31, 2002 and 2001. Amounts reported are on a pre-tax basis.

                           DESCRIPTION AND
     INSTRUMENT        RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                   2001
----------------------------------------------------------------------------------------------------------------------------------
                                                                                         ASSET /    INCOME /   ASSET /    INCOME /
                                                                                       (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
----------------------------------------------------------------------------------------------------------------------------------
INTEREST RATE
CONTRACTS:
   INTEREST RATE     DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   SWAP AGREEMENTS   Agreements to periodically
                     exchange the difference       -    Fair values are reported as
                     between two designated sets        follows:
                     of cash flows (fixed to            -   Other investments.          $   (42)             $    15
                     variable rate, variable to         -   Other liabilities and
                     fixed rate, or variable to             accrued expenses.              (265)                (115)
                     variable rate) based upon     -    When hedge accounting is
                     designated market rates or         applied, the carrying values
                     rate indices and a notional        of the hedged items are
                     amount.                            adjusted for changes in the
                                                        fair value of the hedged
                     Master netting agreements          risk.  The fair value of
                     are used to minimize credit        hedged risks are reported as
                     risk. In addition, when            follows:
                     applicable, parties are            -  Fixed income securities.         409                  123
                     required to post                   -  Mortgage loans.                   62                   10
                     collateral. As of December         -  Contractholder funds.           (141)                 (47)
                     31, 2002, the Company
                     pledged to counterparties     STATEMENT OF OPERATIONS
                     $12 million of securities     -    For hedge accounting, changes
                     as collateral, while               in fair value of the
                     holding $18 million of cash        instruments are matched
                     posted by counterparties as        together with changes in fair
                     collateral, for                    value of the hedged risks and
                     over-the-counter                   are reported as follows:
                     instruments.                           -   Net investment income.             $ (390)               $ (93)
                                                            -   Life and annuity
                     RISK MANAGEMENT STRATEGY                   contract benefits                      94                   47
                                                        -    Periodic accruals and
                     Primarily used to change                settlements are reported
                     the interest rate                       as follows:
                     characteristics of existing            -   Net investment income.               (178)                 (61)
                     assets or liabilities to               -   Life and annuity
                     facilitate asset-liability                 contract benefits                      50                   17
                     management.                   -    Hedge ineffectiveness is
                                                        reported as Realized capital
                                                        gains and losses.                             (15)                   6
                                                   -    When hedge accounting is not
                                                        applied, changes in fair
                                                        values of the instruments are
                                                        classified consistent with
                                                        the risk being hedged:
                                                        -    Periodic accruals
                                                             and settlements are
                                                             reported as Net
                                                             investment income.                        33                    7
                                                        -    Changes in fair value are
                                                             reported in Realized
                                                             capital gains and losses                  50                   (4)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   FINANCIAL          DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FUTURES CONTRACTS  Futures contracts are         Fair values are reported as
                      commitments to purchase or    follows:
                      sell designated financial          -  Other investments.           $     -              $     1
                      instruments at a future            -  Other liabilities and
                      date for a specified price            accrued expenses.                  -                    -
                      or yield. These contracts
                      are traded on organized       STATEMENT OF OPERATIONS
                      exchanges and cash settle     Changes in fair value of the
                      on a daily basis.  The        instruments, some of which are
                      exchange requires margin      recognized through daily cash
                      deposits as well as daily     settlements, are classified
                      cash settlements of           consistent with the risks being
                      margin. As of December 31,    hedged and are reported as
                      2002, the Company pledged     follows:
                      margin deposits in the             -  Realized capital gains
                      form of marketable                    and losses.                             $    2                $  (3)
                      securities totaling $3             -  Life and annuity contract
                      million.                              benefits.                                   (1)                   -

                      RISK MANAGEMENT STRATEGIES

                      Generally used to manage
                      interest rate risk related to
                      certain annuity contracts.
                      Financial futures are also
                      used to reduce interest rate
                      risk related to forecasted
                      purchases and sales of
                      marketable investment
                      securities.

   INTEREST RATE      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   CAP AND FLOOR      In exchange for a premium,    Fair values are reported as
   AGREEMENTS         these contracts provide       follows:
                      the holder with the right          -   Other investments.          $     9              $     -
                      to receive at a future             -   Other liabilities and
                      date, the amount, if any,              accrued expenses.                35                    1
                      by which a specified
                      market interest rate          STATEMENT OF OPERATIONS
                      exceeds the fixed cap rate    Changes in fair value of the
                      or falls below the fixed      instruments are classified
                      floor rate, applied to a      consistent with the risks being
                      notional amount.              hedged.
                                                         -   Periodic accruals and
                      RISK MANAGEMENT STRATEGIES             settlements are reported
                      Used to reduce exposure to             as follows:
                      rising or falling interest            -   Net investment income.              $    -                $   -
                      rates relative to certain             -   Life and annuity
                      existing assets and                       contract benefits                        -                    -
                      liabilities in conjunction         -   Changes in fair values
                      with asset-liability                   are reported in Realized
                      management.                            capital gains and losses.                  (5)                  (1)

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY AND INDEX
CONTRACTS:
   OPTIONS,           DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FINANCIAL          These indexed instruments     Fair values are reported as
   FUTURES, AND       provide returns at            follows:
   WARRANTS           specified or optional              -  Equity securities.           $     8              $    15
                      dates based upon a                 -  Other investments.                 2              $     1
                      specified index applied            -   Other liabilities and
                      to the instrument's                    accrued expenses.                (5)                  (5)
                      notional amount. Index
                      futures are traded on         STATEMENT OF OPERATIONS
                      organized exchanges and       Changes in fair values of the
                      cash settle on a daily        instruments, some of which are
                      basis.  The exchange          recognized through daily cash
                      requires margin deposits      settlements, are classified with
                      as well as daily cash         the risk being hedged and are
                      settlements of margin.        reported as follows:
                      The Company pledged $43            -  Life and annuity
                      million of securities in              contract benefits.                      $  (66)               $ (56)
                      the form of margin                 -  Realized capital gains
                      deposits as of December               and losses.                                  1                    -
                      31, 2002. Stock warrants
                      provide the right to
                      purchase common stock at
                      predetermined prices.

                      RISK MANAGEMENT STRATEGIES
                      Indexed instruments are
                      primarily utilized to reduce
                      the market risk associated
                      with certain annuity
                      contracts. Stock warrants are
                      generally received in
                      connection with the purchase
                      of debt or preferred stock
                      investments.

FOREIGN CURRENCY
CONTRACTS:

   FOREIGN CURRENCY   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   SWAP AGREEMENTS    These contracts involve       -  Fair values are reported as
                      the periodic exchange of         follows:
                      consideration based on             -  Other investments.           $   259              $    26
                      relative changes in two            -   Other liabilities and
                      designated currencies                  accrued expenses.                26                    2
                      and, if applicable,                -  Fixed income securities.           -                   (6)
                      differences between fixed     -    Since hedge accounting is
                      rate and variable cash             applied, carrying value of
                      flows or two different             the hedged item,
                      variable cash flows, all           Contractholder funds, is
                      based on a pre-determined          adjusted for changes in the
                      notional amount.  As of            fair value of the hedged
                      December 31, 2002,                 risk.                              (285)                 (22)
                      counterparties pledged
                      $176 million in cash to       STATEMENT OF OPERATIONS
                      the Company under             -    Changes in fair value of
                      existing agreements for            the instruments are matched
                      over-the-counter foreign           together with the changes
                      currency swap agreements.          in fair values of the
                                                         hedged risks and reported
                      RISK MANAGEMENT STRATEGIES         in Life and annuity
                      These agreements are               contract benefits.                         $ (263)               $ (22)
                      entered into primarily to     -    Periodic accruals and
                      manage the foreign                 settlements are reported in
                      currency risk associated           Life and annuity contract
                      with issuing foreign               benefits                                      (30)                 (43)
                      currency denominated          -    Hedge ineffectiveness would
                      funding agreements. In             be reported in Realized
                      addition to hedging                gains and losses.                               -                    -
                      foreign currency risk,
                      they may also change the
                      interest rate
                      characteristics of the
                      funding agreements.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN CURRENCY   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   FUTURES CONTRACTS  The contracts are traded      Fair values are reported as
                      on domestic and foreign       follows:
                      organized exchanges           -  Other investments.                $     -              $     -
                      covering various              -  Other liabilities and accrued
                      currencies and cash              expenses.                               -                    -
                      settle on a daily basis.
                      The exchange requires         STATEMENT OF OPERATIONS
                      margin deposits as well       Changes in fair value of the
                      as daily cash settlements     instruments are reported
                      of margin. These contracts    consistent with the risks being
                      represent standard agreements hedged in Life and annuity
                      to buy or sell a foreign      contracts benefits.                             $    1                $   -
                      currency at a specified rate
                      at a specified future date.
                      As of December 31, 2002, the
                      Company had pledged margin
                      deposits in the form of
                      marketable securities
                      totaling $1 million.

                      RISK MANAGEMENT STRATEGIES
                      These contracts are used to
                      hedge the currency risk
                      associated with certain
                      funding agreements and
                      variable contract features.

EMBEDDED
DERIVATIVE
FINANCIAL
INSTRUMENTS:

  CONVERSION          DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN FIXED    These securities have         Fair value is reported together
  INCOME SECURITIES   embedded options, which       with the host contracts in Fixed
                      provide the Company with      income securities.                   $   122              $   173
                      the right to convert the
                      instrument into a             STATEMENT OF OPERATIONS
                      predetermined number of       Changes in fair value are
                      shares of common stock.       reported in Realized capital
                      Securities owned and          gains and losses.                               $  (55)               $ (70)
                      subject to bifurcation
                      include convertible bonds
                      and convertible
                      redeemable preferred
                      stocks.

  EQUITY INDEXED      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN LIFE     These contracts provide       Fair value is reported together
  AND ANNUITY         the owner with returns        with the host contracts in
  PRODUCT CONTRACTS   based upon a designated       Contractholder funds.                $    32              $   (44)
                      participation percentage
                      in positive changes in the    STATEMENT OF OPERATIONS
                      S&P 500 index, subject to     Changes in fair value are
                      specified limits. Contracts   reported in Life and annuity
                      include options providing     contract benefits.                              $   76                $ (44)
                      equity-indexed returns.

  FORWARD STARTING    DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  OPTIONS IN          These contracts provide       Fair value is reported together
  ANNUITY PRODUCT     the owner with returns        with the host contracts in
  CONTRACTS           based upon a designated       Contractholder funds.                $    (3)             $    (5)
                      participation percentage
                      in positive changes in        STATEMENT OF OPERATIONS
                      the S&P 500 index,            Changes in fair value are
                      subject to specified          reported in Realized capital
                      limits.                       gains and losses.                               $    2                $  (5)

                      Contracts include options to
                      renew the contract, which
                      provides guaranteed minimum
                      levels of participation in
                      equity-indexed returns.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
  PUT OPTIONS IN      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
  VARIABLE PRODUCT    Amounts deposited during      Fair value is reported together
  CONTRACTS           a free-look period are        with the host contracts in
                      required to be refunded,      Contractholder funds; amounts
                      if demanded by the            are insignificant.                   $     -              $     -
                      contractholder,
                      regardless of the             STATEMENT OF OPERATIONS
                      performance of the funds      Changes in fair value are
                      during the period.            reported in Realized capital
                                                    gains and losses; amounts are
                      Due to certain states'        insignificant.                                  $    -                $   -
                      regulatory requirements,
                      certain variable product
                      contract liabilities
                      contain these embedded
                      derivatives.

CREDIT DEFAULT SWAP   DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
AGREEMENTS            These agreements provide      Fair value is reported together
                      for the receipt of fees       with the host contracts in Fixed
                      as compensation to accept     income securities.                   $    (2)             $     -
                      the credit risk of a
                      specified entity.  In the     STATEMENT OF OPERATIONS
                      event a specified credit      -    The premiums received are
                      event occurs the Company           reported in Net investment
                      would no longer receive            income; amounts are
                      fees and would be                  insignificant.                             $    -                $   -
                      obligated to make a           -    Changes in fair value are
                      payment to the                     reported in Realized
                      counterparty.                      capital gains and losses.                      (2)                   -
                                                    -    Losses from credit events
                      RISK MANAGEMENT STRATEGY           would also be reported in
                      Certain structured                 Realized capital gains and
                      securities include                 losses.                                         -                    -
                      embedded credit default
                      swaps that are subject to
                      bifurcation. Credit
                      default swap agreements
                      are used to gain exposure
                      to desirable credit risks.

OTHER DERIVATIVE      DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
FINANCIAL             Products sold primarily       Fair value would be reported in
INSTRUMENTS:          to pension trusts to          Contractholder funds.                $     -              $     -
   SYNTHETIC          support elements of their
   GUARANTEED         defined contribution          STATEMENT OF OPERATIONS
   INVESTMENT         plans.  Fees are received     -    Periodic accruals and
   PRODUCT CONTRACTS  in exchange for                    settlements would be
                      guarantees provided for            reported in Life and
                      reimbursement of certain           annuity contract benefits.                 $    -                $   -
                      market value losses on        -    Changes in fair value of
                      the plan's asset                   the options would be
                      portfolio in the event             reported in Realized
                      the plan experiences               capital gains and losses.                       -                    -
                      heavy withdrawal activity.

                      These off balance sheet
                      liability contracts are
                      economically similar to put
                      options written by the
                      Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                            DESCRIPTION AND
     INSTRUMENT         RISK MANAGEMENT STRATEGY       FINANCIAL STATEMENT REPORTING            2002                2001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                          ASSET /    INCOME /   ASSET /    INCOME /
                                                                                        (LIABILITY) (EXPENSE) (LIABILITY) (EXPENSE)
-----------------------------------------------------------------------------------------------------------------------------------
   REINSURANCE OF     DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   GUARANTEED         Reinsurance agreements        -    Fair value is reported in
   MINIMUM INCOME     for a product feature in           Other assets.                   $    29              $    12
   ANNUITIZATION      variable product              -    Since hedge accounting is
   OPTIONS IN         contracts are deemed to            applied, the carrying value
   VARIABLE PRODUCT   be derivative instruments.         of the hedged item,
   CONTRACTS                                             Contractholder funds, is
                      RISK MANAGEMENT STRATEGY           adjusted for changes in the
                      These agreements are used          fair value of the hedged
                      to transfer to the                 risk.                               (29)                 (12)
                      reinsurer a portion of
                      the investment risk of        STATEMENT OF OPERATIONS
                      guaranteed minimum income     For hedge accounting changes in
                      annuitization options         fair value of the instrument are
                      offered in certain            matched together with changes in
                      variable contracts.           fair value of the hedged risk
                                                    and reported in Life and annuity
                                                    contract benefits.                              $   17                $  12

   FORWARD            DESCRIPTION                   STATEMENT OF FINANCIAL POSITION
   CONTRACTS FOR      These agreements represent    Fair value is reported in Fixed
   TBA MORTGAGE       forward contracts to income   securities.                          $     -              $     7
   SECURITIES         purchase highly liquid TBA
                      mortgage-backed securities.   STATEMENT OF OPERATIONS
                      Certain of these contracts    Changes in fair value are
                      are viewed as derivatives.    reported in Realized capital
                                                    gains and losses.                               $   (1)               $   4
                      RISK MANAGEMENT STRATEGY
                      These forward contracts are
                      used to reduce interest rate
                      and price risk related to
                      forecasted purchases of TBA
                      mortgage securities.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     The contractual amounts and fair values of off-balance-sheet financial instruments at December 31, are as follows:

                                                                    2002                            2001
                                                          --------------------------     --------------------------
                                                          CONTRACTUAL        FAIR        CONTRACTUAL        FAIR
                                                            AMOUNT           VALUE         AMOUNT           VALUE
                                                          -----------     ----------     -----------     ----------
(IN MILLIONS)
Commitments to invest                                     $        51     $        -     $        49     $        -
Commitments to purchase private placement securities               69              -             119              -
Commitments to extend mortgage loans                               62              1              32              -
Credit guarantees                                                  29             (1)             49             (2)

     Except for credit guarantees, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

     Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practicable to estimate the fair value of these commitments.

     Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

     Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed expiration dates or other termination clauses. The fair value of these commitments are estimated based upon discounted contractual cash flows, adjusted for changes in current rates at which loans would be made to borrowers with similar credit risk using similar properties as collateral.

     Credit guarantees represent conditional commitments included in certain fixed income securities owned by the Company. These commitments provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of credit events for the referenced entities. The Company enters into these transactions in order to achieve higher yields than direct investment in referenced entities. The fees for assuming the conditional commitments are reflected in the interest receipts reported in Net investment income over the lives of the contracts. The fair value of the credit guarantees are estimates of the conditional commitments only and are calculated using quoted market prices or valuation models, which incorporate external market data.

     In the event of bankruptcy or other default of the referenced entities, the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, is the fair value of the subject fixed income securities, which totaled $28 million at December 31, 2002. The Company includes the impact of credit guarantees in its analysis of credit risk, and the referenced credits were current to their contractual terms at December 31, 2002.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

8.   DEFERRED POLICY ACQUISITION COSTS

     Deferred policy acquisition costs for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
BALANCE, BEGINNING OF YEAR                                $     2,997     $    2,926     $     2,675
Acquisition costs deferred                                        666            637             797
Amortization charged to income                                   (418)          (365)           (418)
Effect of unrealized gains and losses                            (330)          (201)           (128)
                                                          -----------     ----------     -----------

BALANCE, END OF YEAR                                      $     2,915     $    2,997     $     2,926
                                                          ===========     ==========     ===========

9.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
Immediate annuities:
  Structured settlement annuities                                         $    5,725     $     5,024
  Other immediate annuities                                                    2,096           1,870
Traditional Life                                                               1,693           1,567
Other                                                                            233             171
                                                                          ----------     -----------

Total Reserve for life-contingent contract benefits                       $    9,747     $     8,632
                                                                          ==========     ===========

     The following table highlights the key assumptions generally utilized in calculating the Reserve for life-contingent contract benefits:

                                                                          INTEREST                ESTIMATION
             PRODUCT                     MORTALITY/MORBIDITY                RATE                    METHOD
----------------------------------  ------------------------------  ---------------------  -------------------------
Structured settlement annuities     U.S. population with            Interest rate          Present value of
                                    projected calendar year         assumptions range      contractually specified
                                    improvements; age setbacks      from 5.5% to 11.7%     future benefits
                                    for impaired lives grading
                                    to standard

Other immediate annuities           1983 group annuity mortality    Interest rate          Present value of
                                    table                           assumptions range      expected future
                                                                    from 2.0% to 11.5%     benefits based on
                                                                                           historical experience

Traditional life                    Actual company experience       Interest rate          Net level premium
                                    plus loading                    assumptions range      reserve method using
                                                                    from 4.0% to 11.3%     the Company's
                                                                                           withdrawal experience
                                                                                           rates

Other                               Actual company experience                              Unearned premium;
                                    plus loading                                           additional contract
                                                                                           reserves as for
                                                                                           traditional life

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     To the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve has been recorded for structured settlement annuities and for certain immediate annuities with life contingencies. A liability of $797 million and $212 million is included in the Reserve for life-contingent contract benefits with respect to this deficiency for the years ended December 31, 2002 and 2001, respectively. The offset to this liability is recorded as a reduction, net of taxes, of the unrealized net capital gains included in Accumulated other comprehensive income.

     At December 31, Contractholder funds consists of the following:

                                                                             2002            2001
                                                                          ----------     -----------
(IN MILLIONS)
Interest-sensitive life                                                   $    6,037     $     5,734
Investment contracts:
   Immediate annuities                                                         2,550           2,293
   Fixed annuities                                                            21,232          16,688
   Guaranteed investment contracts                                             1,903           2,279
   Funding agreements (non-putable)                                            5,199           3,557
   Funding agreements (putable/callable)                                       1,937           1,750
                                                                          ----------     -----------

     Total Contractholder funds                                           $   38,858     $    32,301
                                                                          ==========     ===========

     The following table highlights the key contract provisions that determine Contractholder funds:

                                                INTEREST
             PRODUCT                              RATE                          WITHDRAWAL/SURRENDER CHARGES
----------------------------------  ---------------------------------- -----------------------------------------------
Interest-sensitive life             Interest rates credited range      Either a percentage of account balance or
                                    from 2.0% to 7.8%                  dollar amount grading off generally over 20
                                                                       years

Immediate and fixed annuities       Interest rates credited range      Either a declining or a level percentage
                                    from 2.2% to 10.2% for immediate   charge generally over nine years or less.
                                    annuities and 0% to 10.7% for      Additionally, approximately 29.5% of fixed
                                    fixed annuities (which include     annuities are subject to a market value
                                    equity-indexed annuities whose     adjustment.
                                    returns are indexed to the S&P
                                    500)

Guaranteed investment contracts     Interest rates credited range      Generally not subject to discretionary
                                    from 2.95% to 8.5%                 withdrawal

Funding agreements                  Interest rates credited range      Not Applicable
 (non-putable)                      from 1.51% to 7.21% (excluding
                                    currency-swapped medium-term
                                    notes)

Funding agreements                  Interest rates credited range      Not Applicable
 (putable/callable)                 from 1.4% to 8.5%

     Contractholder funds include FAs sold to SPEs issuing medium-term notes. The SPEs, Allstate Life Funding, LLC and Allstate Financial Global Funding, LLC are used exclusively for the Company's FAs supporting medium-term note programs. The assets and liabilities of Allstate Life Funding, LLC are included on the Consolidated Statements of Financial Position. The Company classifies the medium-term notes issued by Allstate Life Funding, LLC as Contractholder funds, using accounting treatment similar to that of its other investment contracts. The assets and liabilities of Allstate Financial Global Funding, LLC are not included on the Consolidated Statements of Financial Position due to the existence of a sufficient equity ownership interest by an unrelated third party in this entity. The Company classifies the FAs issued to Allstate Financial Global Funding, LLC as Contractholder funds. The Corporation's management does not have an ownership interest in the SPEs.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Contractholder funds activity for the year ended December 31, was as follows:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
Balance, beginning of year                                                $   32,301     $    27,676
   Deposits                                                                    8,917           7,860
   Surrenders and withdrawals                                                 (3,149)         (3,211)
   Death benefits                                                               (429)           (415)
   Interest credited to contractholder funds                                   1,691           1,670
   Transfers (to) from Separate Accounts                                        (458)         (1,014)
   Other adjustments                                                             (15)           (265)
                                                                          ----------     -----------
Balance, end of year                                                      $   38,858     $    32,301
                                                                          ==========     ===========

10.  REINSURANCE

     The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as a direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves. Failure of reinsurers to honor their obligations could result in losses to the Company.

     The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements result in the passing of a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate amount of the premiums less commissions and is liable for a corresponding proportionate amount of all benefit payments. Modified coinsurance is similar to coinsurance except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company, and settlements are made on a net basis between the companies.

     The Company has a coinsurance contract with Columbia, an affiliate of the Company, to assume 100% of fixed annuity business inforce as of June 30, 2000 and new business as written. In addition, the Company has a modified coinsurance contract with Columbia to assume 100% of traditional life and accident and health business inforce on the effective date of July 1, 2000 and new business as written. Both agreements are continuous but may be terminated by either party with 30 days notice, material breach by either party, or by Columbia in the event of the Company's non-payment of reinsurance amounts due. As of May 31, 2001, Columbia ceased issuing new contracts. During 2002, 2001 and 2000, the Company assumed $19 million, $21 million and $10 million, respectively, in premiums and contract charges from Columbia.

     The Company has a coinsurance contract to assume 100% of all credit insurance written by AIC. This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $18 million, $29 million and $29 million in premiums from AIC for the years ended December 31, 2002, 2001 and 2000, respectively.

     The Company has a contract to assume 100% of all insurance written by Sears Life Insurance Company ("SLIC"). This agreement is continuous but may be terminated by either party with 60 days notice. The Company assumed $76 million, $64 million and $38 million in premiums from SLIC for the years ended December 31, 2002, 2001 and 2000, respectively.

     On January 2, 2001, the Company acquired blocks of business from American Maturity via coinsurance contracts. Pursuant to the terms of the coinsurance contracts, the Company assumed: variable annuities, market value adjusted annuities, equity-indexed annuities, fixed annuities, and immediate annuities. The Company received assets consisting primarily of cash, investments and accrued investment income with a fair value in an amount equal to the corresponding assumed reserves for life contingent contract benefits and contractholder funds.

     The Company has an administrative services agreement with respect to a block of variable annuity contracts. Pursuant to the terms of the agreement, the Company provides insurance contract administration and financial services. As part of the agreement, the Company assumed via coinsurance 100% of the general account portion of these contracts (85% for business written in New York) with an aggregate account value of $37 million and $32 million as of December 31, 2002 and 2001, respectively. The Company paid $65 million, which was capitalized as present value of future profits and will be subsequently amortized into income over 20 years, for the right to receive future contract charges and fees on the block of variable annuity

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

contracts, which has an aggregate account value of $478 million and $795 million as of December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, the Company earned contract charges and fees assessed to contractholder fund balances of $5 million, $8 million, and $17 million, respectively.

     The Company cedes 90%, 80% or 60% of the mortality risk on certain life policies, depending upon the issue year and product, to a pool of eleven reinsurers that are not affiliated with the Company or the Corporation. Beginning in November 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $1 million per life for individual coverage. As of December 31, 2002, $156.51 billion of life insurance in force was ceded to other companies.

     The Company has a modified coinsurance contract with Allstate Re, an affiliate of the Company, to cede 50% of certain fixed annuity business issued under a distribution agreement with PNC Bank NA ("PNC"). Under the terms of the contract, a trust has been established to provide protection to the Company for ceded liabilities. This agreement is continuous but may be terminated by either party with 60 days notice. Furthermore, Allstate Re then cedes this business to Alpine Indemnity Limited ("Alpine"), a subsidiary of PNC, via a modified coinsurance contract. During 2002, 2001 and 2000, the Company ceded $329 thousand, $236 thousand and $228 thousand, respectively, in contract charges to Allstate Re.

     In addition, the Company has a modified coinsurance contract with Alpine to cede 50% of certain variable annuity business issued on or after May 1, 1999 under a distribution agreement with PNC. This agreement is continuous but may be terminated by either party with 120 days notice.

     The Company has entered into reinsurance agreements in conjunction with the disposition of certain blocks of business.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Management believes the recoverables are appropriately established. No single reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

     The effects of reinsurance on premiums and contract charges for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
PREMIUMS AND CONTRACT CHARGES
Direct                                                    $     2,150     $    2,085     $     2,075
Assumed
   Affiliate                                                       43             41              39
   Non-affiliate                                                   76             64              55
Ceded--non-affiliate                                             (393)          (323)           (302)
                                                          -----------     ----------     -----------
   Premiums and contract charges, net of reinsurance      $     1,876     $    1,867     $     1,867
                                                          ===========     ==========     ===========

     The effects of reinsurance on Life and annuity contract benefits for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
LIFE AND ANNUITY CONTRACT BENEFITS
Direct                                                    $     1,881     $    1,693     $     1,633
Assumed
   Affiliate                                                       11             36              29
   Non-affiliate                                                   38             33              20
Ceded--non-affiliate                                             (387)          (277)           (243)
                                                          -----------     ----------     -----------

Life and annuity contract benefits, net of
reinsurance                                               $     1,543     $    1,485     $     1,439
                                                          ===========     ==========     ===========

     Reinsurance recoverables in the Company's Consolidated Statements of Financial Position were $1.06 billion and $950 million, at December 31, 2002 and 2001, respectively. The reinsurance recoverable and reinsurance payable balances pertaining to related party reinsurance agreements were not material at December 31, 2002 and 2001, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $2 million, $3 million and $1 million in 2002, 2001 and 2000, respectively.

     Minimum rental commitments under noncancelable operating leases with an initial or remaining term of more than one year as of December 31, 2002 are as follows:

                                                                    (IN MILLIONS)
     2003                                                           $          1
     2004                                                                      1
     2005                                                                      -
     2006                                                                      -
     2007                                                                      -
     Thereafter                                                                -
                                                                    ------------
                                                                    $          2
                                                                    ============

GUARANTEES

     The Company owns certain fixed income securities which contain credit default swaps or credit guarantees which provide for obligations to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the referenced entities. In the event of a specified credit event, the Company's maximum potential amount of future payments, assuming the value of the referenced credits become worthless, is $54 million at December 31, 2002. The credit default swaps and credit guarantees contained in these fixed income securities expire on various dates during the next four years.

     Lincoln Benefit Life ("LBL"), a wholly owned subsidiary of ALIC, has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. LBL has issued a repayment guarantee on the outstanding commercial paper balance which is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2002, the amount due under the commercial paper program is $300 million and the cash surrender value of the policies is $306 million. The repayment guarantee expires March 31, 2003 but may be extended at LBL's option.

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions including indemnifications for breaches of representations and warranties, taxes and certain other liabilities such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Because the obligated amounts of the indemnifications are not explicitly stated in many cases, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations, and consistent with the expectation that the risk of loss is remote, the liability balance related to these obligations as of December 31, 2002 was not material.

REGULATIONS AND LEGAL PROCEEDINGS

     The Company is subject to changing social, economic and regulatory conditions. State and federal regulatory initiatives and proceedings have varied and have included efforts to remove barriers preventing banks from engaging in the securities and insurance businesses, to change tax laws affecting the taxation of insurance companies and the tax treatment of insurance products which may impact the relative desirability of various personal investment products and to expand overall regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

     The Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, the outcome of certain legal proceedings that involve AIC regarding the Allstate agencies may have an impact on the Company.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     AIC is defending various lawsuits involving worker classification issues. Examples of these lawsuits include a number of putative class actions challenging the overtime exemption claimed by AIC under the Fair Labor Standards Act or state wage and hour laws. These class actions mirror similar lawsuits filed recently against other carriers in the industry and other employers. Another example involves the worker classification of staff working in agencies. In this putative class action, plaintiffs seek damages under the Employee Retirement Income Security Act ("ERISA") and the Racketeer Influenced and Corrupt Organizations Act alleging that agency secretaries were terminated as employees by AIC and rehired by agencies through outside staffing vendors for the purpose of avoiding the payment of employee benefits. A putative nationwide class action filed by former employee agents also includes a worker classification issue; these agents are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. AIC has been vigorously defending these and various other worker classification lawsuits. The outcome of these disputes is currently uncertain.

     In addition, on August 6, 2002 a petition was filed with the National Labor Relations Board ("NLRB") by the United Exclusive Allstate Agents, Office and Professional Employees International Union (the "OPEIU"), seeking certification as the collective bargaining representative of all Allstate agents in the United States. On December 2, 2002, the Chicago Regional Director of the NLRB dismissed the petition, agreeing with AIC's position that the agents are independent contractors, not employees, and that, consequently, the NLRB lacks jurisdiction over the issue. The OPEIU has requested that the NLRB in Washington, D.C. review the dismissal by the Chicago Regional Director. The request for appeal has not been accepted yet. If it is, AIC will vigorously oppose the appeal. The outcome is currently uncertain.

     AIC is also defending certain matters relating to its agency program reorganization announced in 1999. These matters include an investigation by the U.S. Department of Labor and a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") with respect to allegations of retaliation under the Age Discrimination in Employment Act, the Americans with Disabilities Act and Title VII of the Civil Rights Act of 1964. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, breach of contract and age discrimination. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC is defending certain matters relating to its life agency program reorganization announced in 2000. These matters include an investigation by the EEOC with respect to allegations of age discrimination and retaliation. AIC is cooperating fully with the agency investigation and will continue to vigorously defend these and other claims related to the life agency program reorganization. The outcome of these disputes is currently uncertain.

     The Company is defending various lawsuits and regulatory proceedings that allege that it engaged in business or sales practices inconsistent with state or federal law. The Company has been vigorously defending these matters but their outcome is currently uncertain.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of an increasing number of class action lawsuits and other types of litigation, some of which involve claims for substantial and/or indeterminate amounts (including punitive and treble damages) and the outcomes of which are unpredictable. This litigation is based on a variety of issues including insurance and claim settlement practices. However, at this time, based on their present status, it is the opinion of management that the ultimate liability, if any, in one or more of these other actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS

     Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12.  INCOME TAXES

     ALIC and its eligible domestic subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return. Certain domestic subsidiaries are not eligible to join in the consolidated federal income tax return and file a separate tax return.

     Prior to July 1, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. On January 27, 1995, to reflect the separation of the Corporation and Sears, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

     The Internal Revenue Service ("IRS") has completed its review of the Corporation's federal income tax returns through the 1996 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax assets and liabilities at December 31, are as follows:

                                                                             2002           2001
                                                                          ----------     -----------
(IN MILLIONS)
DEFERRED ASSETS
Life and annuity reserves                                                 $      602     $       533
Other assets                                                                     204             116
                                                                          ----------     -----------
   Total deferred assets                                                         806             649

DEFERRED LIABILITIES
Deferred policy acquisition costs                                               (945)           (846)
Unrealized net capital gains                                                    (569)           (343)
Other liabilities                                                                  -             (29)
                                                                          ----------     -----------
   Total deferred liabilities                                                 (1,514)         (1,218)
                                                                          ----------     -----------
     Net deferred liability                                               $     (708)    $      (569)
                                                                          ==========     ===========

     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the assumption that certain levels of income will be achieved.

     The components of income tax expense for the year ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
Current                                                   $       142     $      156     $       116
Deferred                                                          (85)            23             125
                                                          -----------     ----------     -----------
   Total income tax expense                               $        57     $      179     $       241
                                                          ===========     ==========     ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     The Company paid income taxes of $116 million, $116 million and $168 million in 2002, 2001 and 2000, respectively. The Company had a current income tax liability of $50 million and $21 million at December 31, 2002 and 2001, respectively.

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
Statutory federal income tax rate                                35.0%          35.0%           35.0%
Adjustment to prior year tax liabilities                        (12.5)             -               -
Dividends received deduction                                     (4.0)          (2.4)           (1.9)
Other                                                             0.5           (0.2)            0.8
                                                          -----------     ----------     -----------

   Effective income tax rate                                     19.0%          32.4%           33.9%
                                                          ===========     ==========     ===========

     An adjustment for prior year tax liabilities in the amount of $38 million primarily resulted from Internal Revenue Service developments and examination of tax returns.

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2002, approximately $94 million, will result in federal income taxes payable of $33 million if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

13.  PREFERRED STOCK

     The Company has issued two series of non-voting, redeemable preferred stock. Redeemable preferred stock--Series A was issued to The Northbrook Corporation, a subsidiary of AIC, while Redeemable preferred stock--Series B was issued directly to AIC. Both series of preferred stock are redeemable at the option of the Company at any time five years after the issuance date at a price of $100 per share plus cumulative accrued and unpaid dividends. If the Company is liquidated or dissolved, holders of the preferred stock will be entitled to payments of $100 per share plus cumulative accrued and unpaid dividends.

     For Redeemable preferred stock--Series A, the Company's Board of Directors declares and pays a cash dividend from time to time, but not more frequently than quarterly. The dividend is based on the three month LIBOR rate. Dividends of $3 million, $5 million and $5 million were paid during 2002, 2001, and 2000, respectively. There were no accrued and unpaid dividends for Series A preferred stock at December 31, 2002.

     Redeemable preferred stock--Series A subscriptions receivable resulted from the Company's issuance of additional shares to The Northbrook Corporation in return for $14 million in cash, which was received on January 14, 2002.

     On December 28, 2001 AIC made a capital contribution to ALIC of all of the issued and outstanding ALIC Redeemable preferred stock--Series B, resulting in an increase in Additional capital paid-in of $117 million.

     For Redeemable preferred stock--Series B, cash dividends of 6.9% per annum were payable annually in arrears on the last business day of each year to the shareholder of record on the immediately preceding business day. Dividends of $8 million were paid annually during 2001 and 2000, respectively.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14.  STATUTORY FINANCIAL INFORMATION

     The following table reconciles consolidated Net income for the year ended December 31, and consolidated Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of ALIC and its subsidiaries, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                                  NET INCOME                     SHAREHOLDER'S EQUITY
                                                    -------------------------------------        ----------------------
                                                      2002           2001           2000           2002           2001
                                                    -------        -------        -------        -------        -------
(IN MILLIONS)
Balance per GAAP                                    $   245        $   368        $   470        $ 6,362        $ 5,397
Undistributed net income of certain
   subsidiaries                                          18              7              2              -              -
Unrealized gain/loss on fixed income
   securities                                             -              -              -         (3,082)        (1,508)
Deferred policy acquisition costs                      (248)          (291)          (368)        (2,915)        (2,997)
Deferred income taxes                                     7             18             30          1,325          1,055
Employee benefits                                         6              8             (1)           (18)           (17)
Reserves and non-admitted assets                         46            112            205          1,255            743
Separate Accounts                                         -              -              -            396            141
Other                                                    42              5             13            (91)           (79)
                                                    -------        -------        -------        -------        -------
Balance per statutory accounting practices          $   116        $   227        $   351        $ 3,232        $ 2,735
                                                    =======        =======        =======        =======        =======

     ALIC and each of its subsidiaries prepares their statutory financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

     Beginning in 2001, all states required domiciled insurance companies to prepare statutory-basis financial statements in accordance with NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("Codification") subject to any deviations prescribed or permitted by the applicable state of domicile's insurance commissioner.

     The adoption of Codification increased the surplus of ALIC by $81 million effective January 1, 2001. The increase is primarily a result of the requirement to recognize net statutory deferred tax assets for temporary differences reversing within the succeeding twelve-month period. Two of the Company's subsidiaries are domiciled in the State of New York. The State of New York adopted Statement of Statutory Accounting Principle No. 10, "Income Taxes", effective December 31, 2002, resulting in an increase to statutory surplus of $11 million.

DIVIDENDS

     The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements of ALIC, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months.

     In the twelve-month period beginning January 1, 2002, ALIC paid dividends of $48 million. This was less than the maximum amount allowed under Illinois insurance law without the approval of the Illinois Department of Insurance ("IL Department") based on 2001 formula amounts. Based on 2002 ALIC statutory net income, the maximum amount of dividends ALIC will be able to pay without prior IL Department approval at a given point in time during 2003 is $288 million, less dividends paid during the preceding twelve months measured at that point in time.

RISK-BASED CAPITAL

     The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December, 31 2002, RBC for each of the Company's domestic insurance subsidiaries was significantly above levels that would require regulatory action.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

15.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

     Defined benefit pension plans, sponsored by AIC, cover most domestic full-time and certain part-time employees and employee-agents. AIC uses the accrual method for its defined benefit plans in accordance with accepted actuarial methods. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. AIC's funding policy for the pension plans is to make annual contributions in accordance with accepted actuarial cost methods. The allocated cost to the Company included in Net income for the pension plans in 2002 was $11 million, while the allocated benefit to the Company included in Net income in 2001 and 2000 was $1 million for both periods.

     AIC also provides certain health care and life insurance subsidies for employees hired before January 1, 2003 when they retire. Qualified employees may become eligible for these benefits if they retire in accordance with AIC's established retirement policy and are continuously insured under AIC's group plans or other approved plans in accordance with the plans participation requirements. AIC shares the cost of the retiree medical benefits with retirees based on years of service, with AIC's share being subject to a 5% limit on annual medical cost inflation after retirement. AIC's postretirement benefit plans currently are not funded. AIC has the right to modify or terminate these plans. The allocated cost to the Company included in Net income was $6 million, $5 million and $3 million for postretirement benefits other than pension plans in 2002, 2001 and 2000, respectively.

PROFIT SHARING PLANS

     Employees of AIC are also eligible to become members of The Savings and Profit Sharing Fund of Allstate Employees ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and performance.

     The Company's allocation of profit sharing expense from the Corporation was $15 million, $5 million, and $4 million in 2002, 2001 and 2000, respectively.

16.  BUSINESS SEGMENTS

     ALIC's management is organized around products and services, and this structure is considered in the identification of its two reportable segments. These segments and their respective operations are as follows:

RETAIL

     The Retail segment offers a diversified group of products to meet consumers' lifetime needs in the areas of financial protection and retirement solutions through a variety of distribution channels. See Note 1 for discussion of the Retail segment's products and distribution channels. The Company evaluates the results of this segment based upon invested asset growth, face amounts of policies inforce and Net Income.

STRUCTURED FINANCIAL PRODUCTS

     The Structured Financial Products segment offers a variety of spread-based products to institutional investors. See Note 1 for discussion of the Structured Financial Products segment's products and distribution channels. The Company evaluates the results of this segment based upon premiums and deposits and Net Income.

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Summarized revenue data for each of the Company's business segments for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
REVENUES
RETAIL
Premiums and contract charges                             $     1,436     $    1,510     $     1,449
Net investment income                                           1,844          1,705           1,556
Realized capital gains and losses                                (214)          (140)            (20)
                                                          -----------     ----------     -----------
   Total Retail                                                 3,066          3,075           2,985
                                                          -----------     ----------     -----------
STRUCTURED FINANCIAL PRODUCTS
Premiums and contract charges                                     440            357             418
Net investment income                                           1,139          1,134           1,033
Realized capital gains and losses                                (213)           (73)             (6)
                                                          -----------     ----------     -----------
   Total Structured Financial Products                          1,366          1,418           1,445
                                                          -----------     ----------     -----------
      Consolidated Revenues                               $     4,432     $    4,493     $     4,430
                                                          ===========     ==========     ===========

     Summarized financial performance data for each of the Company's business segments for the years ended December 31, are as follows:

                                                                             2002            2001          2000
                                                                          ----------     -----------    -----------
(IN MILLIONS)
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE AND CUMULATIVE
  EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE
RETAIL
Premiums and contract charges                                             $    1,436     $     1,510    $     1,449
Net investment income                                                          1,844           1,705          1,556
Realized capital gains and losses                                               (214)           (140)           (20)
Life and annuity contract benefits                                               648             706            606
Interest credited to contractholder funds                                      1,250           1,165          1,075
Amortization of deferred policy acquisition costs                                414             360            414
Operating costs and expenses                                                     417             371            299
Loss on disposition of operations                                                 (3)             (4)             -
                                                                          ----------     -----------    -----------
   Retail income from operations before income tax expense and
     cumulative effect of change in accounting principle                         334             469            591
                                                                          ----------     -----------    -----------
STRUCTURED FINANCIAL PRODUCTS
Premiums and contract charges                                                    440             357            418
Net investment income                                                          1,139           1,134          1,033
Realized capital gains and losses                                               (213)            (73)            (6)
Life and annuity contract benefits                                               895             779            833
Interest credited to contractholder funds                                        441             505            444
Amortization of deferred policy acquisition costs                                  4               5              4
Operating costs and expenses                                                      58              45             44
                                                                          ----------     -----------    -----------
   Structured Financial Products income from operations before income
     tax expense and cumulative effect of change in accounting principle         (32)             84            120
                                                                          ----------     -----------    -----------
        Consolidated income from operations before income tax expense
          and cumulative effect of change in accounting principle         $      302     $       553    $       711
                                                                          ==========     ===========    ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

     Additional significant financial performance data for each of the Company's reportable segments for the years ended December 31, are as follows:

                                                             2002            2001           2000
                                                          -----------     ----------     -----------
(IN MILLIONS)
AMORTIZATION OF DEFERRED POLICY ACQUISITION COSTS
Retail                                                    $       414     $      360     $       414
Structured Financial Products                                       4              5               4
                                                          -----------     ----------     -----------
   Consolidated                                                   418            365             418
                                                          -----------     ----------     -----------
INCOME TAX EXPENSE (BENEFIT)
Retail                                                             72            151             200
Structured Financial Products                                     (15)            28              41
                                                          -----------     ----------     -----------
   Consolidated                                           $        57     $      179     $       241
                                                          ===========     ==========     ===========

     Summarized data for total assets and investments for each of the Company's reportable segments as of December 31, are as follows:

                                                             2002            2001
                                                          -----------     ----------
(IN MILLIONS)
ASSETS
Retail                                                    $    47,297     $   44,041
Structured Financial Products                                  21,549         18,581
                                                          -----------     ----------
   Consolidated                                           $    68,846     $   62,622
                                                          -----------     ----------
INVESTMENTS
Retail                                                    $    31,749     $   26,398
Structured Financial Products                                  20,921         17,899
                                                          -----------     ----------
   Consolidated                                           $    52,670     $   44,297
                                                          ===========     ==========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

17.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                            2002                             2001                            2000
                               ------------------------------   ------------------------------   ------------------------------

                               PRETAX       TAX     AFTER-TAX   PRETAX       TAX     AFTER-TAX   PRETAX       TAX     AFTER-TAX
                               -------    -------   ---------   -------    -------   ---------   -------    -------   ---------
(IN MILLIONS)
UNREALIZED NET CAPITAL GAINS
   AND LOSSES AND NET LOSSES
   ON DERIVATIVE FINANCIAL
   INSTRUMENTS:
Unrealized holding gains
   (losses) arising during
   the period                  $   162    $   (57)   $   105    $  (115)   $    40    $   (75)   $   550    $  (192)   $   358
Less: reclassification
   adjustments                    (484)       169       (315)      (238)        83       (155)        10         (3)         7
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Unrealized net capital gains
   and losses                      646       (226)       420        123        (43)        80        540       (189)       351
Cumulative effect of change
   in accounting for
   derivative financial
   instruments                       -          -          -         (1)         -         (1)         -          -          -
Net losses on derivative
   financial instruments
   arising during the period        (6)         2         (4)        (1)         -         (1)         -          -          -
Less: reclassification
   adjustments for
   derivative financial
   instruments                       -          -          -          4         (2)         2          -          -          -
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Net losses on derivative
   financial instruments            (6)         2         (4)        (6)         2         (4)         -          -          -
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Unrealized net capital gains
   and losses and net losses
   on derivative financial
   instruments                     640       (224)       416        117        (41)        76        540       (189)       351
UNREALIZED FOREIGN CURRENCY
   TRANSLATION ADJUSTMENTS          (1)         -         (1)         3         (1)         2         (3)         1         (2)
                               -------    -------    -------    -------    -------    -------    -------    -------    -------
Other comprehensive income     $   639    $  (224)   $   415    $   120    $   (42)   $    78    $   537    $  (188)   $   349
                               =======    =======    =======    =======    =======    =======    =======    =======    =======

18.  QUARTERLY RESULTS (UNAUDITED)

                                  FIRST QUARTER        SECOND QUARTER         THIRD QUARTER        FOURTH QUARTER
                               ------------------    ------------------    ------------------    ------------------
                                2002        2001      2002       2001       2002        2001       2002      2001
                               -------    -------    -------    -------    -------    -------    -------    -------
(IN MILLIONS)
Revenues                       $ 1,069    $ 1,048    $ 1,193    $ 1,154    $ 1,002    $ 1,130    $ 1,168    $ 1,161
Income before cumulative
effect of change in
accounting principle,
after-tax                           87         73        107         90          4         89         47        122
Net income                          87         67        107         90          4         89         47        122

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
  SCHEDULE I--SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002

                                                                                                                      CARRYING
                                                                                      COST         FAIR VALUE           VALUE
                                                                                   -----------     -----------       -----------
                                                                                                   (IN MILLIONS)
TYPE OF INVESTMENT
Fixed Income Securities, Available for Sale:
   Bonds:
      United States government, government agencies and authorities.............        $2,323          $3,063            $3,063
      States, municipalities and political subdivisions.........................         1,224           1,289             1,289
      Foreign governments.......................................................         1,090           1,357             1,357
      Public utilities..........................................................         2,547           2,731             2,731
      Convertibles and bonds with warrants attached.............................           347             366               366
      All other corporate bonds.................................................        21,724          23,038            23,038
   Mortgage-backed securities...................................................         9,912          10,378            10,378
   Asset-backed securities......................................................         2,447           2,473             2,473
   Redeemable preferred stocks..................................................           109             110               110

                                                                                   -----------     -----------       -----------
      Total fixed income securities.............................................       $41,723         $44,805           $44,805
                                                                                   ===========     ===========       ===========

Equity Securities:
   Common Stocks:
      Public utilities..........................................................         $  87           $  87             $  87
      Banks, trusts and insurance companies.....................................             -               -                 -
      Industrial, miscellaneous and all other...................................            71              61                61
   Nonredeemable preferred stocks...............................................            33              35                35
                                                                                   -----------     -----------       -----------
      Total equity securities...................................................         $ 191           $ 183             $ 183
                                                                                   ===========     ===========       ===========


Mortgage loans on real estate...................................................        $5,883                            $5,883
Real estate.....................................................................            43                                43
Policy loans....................................................................           692                               692
Other long-term investments.....................................................            49                               225
Short-term investments..........................................................           839                               839

                                                                                   ------------                      -----------
      Total investments.........................................................       $49,420                           $52,670
                                                                                   ============                      ===========

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                SCHEDULE III--SUPPLEMENTARY INSURANCE INFORMATION

                                        AT DECEMBER 31                               FOR THE YEAR ENDED DECEMBER 31
                                        --------------                               ------------------------------

                                         FUTURE POLICY
                               DEFERRED    BENEFITS,                                         CONTRACT    AMORTIZATION OF
                                POLICY      LOSSES,             PREMIUMS AND      NET      BENEFITS AND  DEFERRED POLICY  OPERATING
                             ACQUISITION    CLAIMS,   UNEARNED    CONTRACT     INVESTMENT    CREDITED      ACQUISITION    COSTS AND
SEGMENT                         COSTS      EXPENSES   PREMIUMS    CHARGES        INCOME      INTEREST         COSTS        EXPENSES
-------                         -----      --------   --------    -------        ------      --------         -----        --------
                                                                       (IN MILLIONS)
2002
Retail                          $2,898      $29,434      $10       $1,436        $1,844       $1,898           $414        $417
Structured Financial Products       17       19,171        -          440         1,139        1,336              4          58

Total                           $2,915      $48,605      $10       $1,876        $2,983       $3,234           $418        $475

2001
Retail                          $2,976      $24,532       $9       $1,510        $1,705       $1,871           $360        $371
Structured Financial Products       21       16,401       --          357         1,134        1,284              5          45

Total                           $2,997      $40,933       $9       $1,867        $2,839       $3,155           $365        $416

2000
Retail                          $2,902      $21,699      $48       $1,449        $1,556       $1,681           $414        $299
Structured Financial Products       24       13,977       --          418         1,033        1,277              4          44

Total                           $2,926      $35,676      $48       $1,867        $2,589       $2,958           $418        $343

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV--REINSURANCE

                                                                                                                   PERCENT
                                                                         CEDED         ASSUMED                    OF AMOUNT
                                                           GROSS        TO OTHER      FROM OTHER       NET         ASSUMED
                                                          AMOUNT       COMPANIES      COMPANIES       AMOUNT        TO NET
                                                          ------       ---------      ---------       ------        ------
                                                                                    (IN MILLIONS)
   YEAR ENDED DECEMBER 31, 2002
   Life insurance in force                              $370,761       $156,505         $4,260     $218,516           1.9%
   Premiums and contract charges:
   Life and annuities                                     $1,921           $310            $47       $1,658           2.8%
   Accident and health                                       229             83             72          218          33.0%

   Total premiums and contract charges                    $2,150           $393           $119       $1,876           6.3%



   YEAR ENDED DECEMBER 31, 2001
   Life insurance in force                              $356,781       $138,925         $3,691     $221,547           1.7%
   Premiums and contract charges:
   Life and annuities                                     $1,929           $282            $57       $1,704           3.3%
   Accident and health                                       156             41             48          163          29.4%

   Total premiums and contract charges                    $2,085           $323           $105       $1,867           5.6%



   YEAR ENDED DECEMBER 31, 2000
   Life insurance in force                              $338,648       $120,827            $--      $217,821           0.0%
   Premiums and contract charges:
   Life and annuities                                     $1,933           $278            $64       $1,719           3.7%
   Accident and health                                       142             24             30          148          20.3%

   Total premiums and contract charges                    $2,075           $302            $94       $1,867           5.0%

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  SCHEDULE V--VALUATION AND QUALIFYING ACCOUNTS


                                                                      BALANCE AT      CHARGED TO                        BALANCE AT
                                                                       BEGINNING       COSTS AND                          END OF
                                                                       OF PERIOD       EXPENSES        DEDUCTIONS         PERIOD
                                                                       ---------       --------        ----------         ------
                                                                                              (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2002
Allowance for estimated losses on mortgage loans and real estate             $5             $-                $5                $-
Allowance for deferred tax assets                                            $-             $-                $-                $-

YEAR ENDED DECEMBER 31, 2001
Allowance for estimated losses on mortgage loans and real estate             $5             $-                $-                $5
Allowance for deferred tax assets                                            $2             $-                $2                $-

YEAR ENDED DECEMBER 31, 2000
Allowance for estimated losses on mortgage loans and real estate             $7            $(2)               $-                $5
Allowance for deferred tax assets                                            $1             $1                $-                $2

                              ----------------------------------------------
                              ALLSTATE FINANCIAL
                              ADVISORS SEPARATE
                              ACCOUNT I

                              FINANCIAL STATEMENTS AS OF DECEMBER 31, 2002
                              AND FOR THE PERIODS ENDED DECEMBER 31, 2002
                              AND DECEMBER 31, 2001, AND INDEPENDENT
                              AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2002, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2002, the results of operations for the period then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 3 to the financial statements, on January 1, 2003, Northbrook Life Insurance Company merged into Allstate Life Insurance Company. In conjunction with this merger, Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II merged with the Account.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 7, 2003

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                        AIM V.I.                                         AIM V.I.        AIM V.I.
                                                        Capital          AIM V.I.     AIM V.I.Dent     Diversified    International
                                                      Appreciation     Core Equity    Demographics        Income          Growth
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   2,649,338   $   2,411,868   $       7,747   $   1,036,826   $   1,105,448
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         161,250         141,958           2,044         120,561          88,507
                                                      =============   =============   =============   =============   =============

   Cost                                               $   4,301,932   $   3,279,178   $      10,565   $   1,128,085   $   1,594,496
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                     AIM Variable
                                                    Insurance Funds
                                                      Sub-Accounts       Fidelity Variable Insurance Products Fund Sub-Accounts
                                                    ---------------  --------------------------------------------------------------

                                                       AIM V. I.
                                                     Premier Equity   VIP Contrafund   VIP Growth    VIP High Income  VIP Index 500
                                                     --------------   --------------  -------------  ---------------  -------------
ASSETS
Investments at fair value                            $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     --------------   --------------  -------------   -------------   -------------

   Total assets                                      $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     ==============   ==============  =============   =============   =============

NET ASSETS
Accumulation units                                   $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --               --             --              --              --
                                                     --------------   --------------  -------------   -------------   -------------

   Total net assets                                  $    1,966,890   $    3,930,762  $   3,443,125   $     696,733   $   4,452,989
                                                     ==============   ==============  =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         121,263          217,169        146,891         117,493          44,566
                                                     ==============   ==============  =============   =============   =============

   Cost                                              $    2,922,819   $    4,519,799  $   5,443,450   $     797,036   $   5,754,148
                                                     ==============   ==============  =============   =============   =============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Fidelity Variable Insurance       Fidelity Variable Insurance Products Fund
                                                       Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                     ------------------------------   ---------------------------------------------
                                                                                                      VIP Investment
                                                                                        VIP Equity-     Grade Bond     VIP Overseas
                                                     VIP Investment                  Income (Service     (Service       (Service
                                                       Grade Bond     VIP Overseas       Class 2)        Class 2)        Class 2)
                                                     --------------   -------------  ---------------  --------------  -------------
ASSETS
Investments at fair value                             $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   5,077,425   $   1,166,090   $       7,222   $     129,151   $       3,156
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         370,615         106,201             401           9,517             290
                                                      =============   =============   =============   =============   =============

   Cost                                               $   4,701,209   $   1,722,031   $       8,260   $     124,434   $       3,987
                                                      =============   =============   =============   =============   =============

See notes to financial statements

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Lazard
                                                                                       Retirement
                                                           Janus Aspen Series          Series, Inc.        LSA Variable Series
                                                      (Service Shares) Sub-Accounts    Sub-Account          Trust Sub-Accounts
                                                      -----------------------------   -------------   -----------------------------
                                                                        Worldwide
                                                       Global Value      Growth                           LSA
                                                         (Service       (Service        Emerging       Aggressive
                                                          Shares)        Shares)         Markets         Growth       LSA Balanced
                                                      --------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $       8,212   $       8,662   $       5,176   $       7,232   $       5,679
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --       1,602,500       4,702,093
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $       8,212   $       8,662   $       5,176   $   1,609,732   $   4,707,772
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                             910             413             737         251,128         587,004
                                                      =============   =============   =============   =============   =============

   Cost                                               $       9,531   $      10,487   $       4,791   $   2,509,855   $   5,870,426
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                     ------------------------------------------------------------------------------

                                                       LSA Basic      LSA Blue       LSA Capital   LSA Disciplined  LSA Diversified
                                                         Value          Chip        Appreciation       Equity           Mid Cap
                                                     -------------  -------------   -------------  ---------------  ---------------
ASSETS
Investments at fair value                            $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     -------------  -------------   -------------  ---------------  ---------------

   Total assets                                      $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     =============  =============   =============  ===============  ===============

NET ASSETS
Accumulation units                                   $       4,393  $      12,336   $      13,259  $         5,837  $         6,999
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company          1,885,238      1,775,000       2,106,000        6,546,746        2,433,868
                                                     -------------  -------------   -------------  ---------------  ---------------

   Total net assets                                  $   1,889,631  $   1,787,336   $   2,119,259  $     6,552,583  $     2,440,867
                                                     =============  =============   =============  ===============  ===============

FUND SHARE INFORMATION
   Number of shares                                        250,614        251,737         301,889        1,025,443          301,342
                                                     =============  =============   =============  ===============  ===============

   Cost                                              $   2,505,349  $   2,515,052   $   3,017,287  $    10,234,832  $     3,012,411
                                                     =============  =============   =============  ===============  ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                      LSA Emerging     LSA Focused     LSA Growth      LSA Mid Cap      LSA Value
                                                      Growth Equity      Equity          Equity           Value           Equity
                                                      -------------   -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                             $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      -------------   -------------   -------------   -------------   -------------

   Total assets                                       $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      =============   =============   =============   =============   =============

NET ASSETS
Accumulation units                                    $       5,175   $       1,252   $       1,148   $       1,755   $       5,435
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company           2,917,175       3,158,230       3,586,271       2,476,224       4,592,954
                                                      -------------   -------------   -------------   -------------   -------------

   Total net assets                                   $   2,922,350   $   3,159,482   $   3,587,419   $   2,477,979   $   4,598,389
                                                      =============   =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                         617,833         522,228         519,163         251,571         557,381
                                                      =============   =============   =============   =============   =============

   Cost                                               $   6,200,281   $   5,227,223   $   5,205,359   $   2,516,403   $   5,645,080
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                                                                                    Insurance Trust
                                                                                                                    (Service Class)
                                                              MFS Variable Insurance Trust Sub-Accounts               Sub-Accounts
                                                    -------------------------------------------------------------   ---------------
                                                                                                                        MFS New
                                                                                                                       Discovery
                                                                       MFS High     MFS Investors      MFS New         (Service
                                                      MFS Bond          Income          Trust         Discovery         Class)
                                                    -------------   -------------   -------------   -------------   ---------------
ASSETS
Investments at fair value                           $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    -------------   -------------   -------------   -------------   ---------------

   Total assets                                     $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    =============   =============   =============   =============   ===============

NET ASSETS
Accumulation units                                  $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                --              --              --              --                --
                                                    -------------   -------------   -------------   -------------   ---------------

   Total net assets                                 $   2,262,877   $     446,764   $   1,806,065   $   2,379,680   $         3,871
                                                    =============   =============   =============   =============   ===============

FUND SHARE INFORMATION
   Number of shares                                       191,445          50,653         134,081         227,939               373
                                                    =============   =============   =============   =============   ===============

   Cost                                             $   2,163,030   $     479,822   $   2,387,436   $   3,401,656   $         5,320
                                                    =============   =============   =============   =============   ===============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      MFS Variable
                                                     Insurance Trust
                                                     (Service Class)      OCC Accumulation Trust           Oppenheimer Variable
                                                      Sub-Accounts              Sub-Accounts            Account Funds Sub-Accounts
                                                     ---------------  -----------------------------   -----------------------------

                                                                           OCC                                         Oppenheimer
                                                      MFS Utilities    Science and      OCC Small      Oppenheimer       Capital
                                                     (Service Class)   Technology          Cap             Bond       Appreciation
                                                     ---------------  -------------   -------------   -------------   -------------
ASSETS
Investments at fair value                            $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ---------------  -------------   -------------   -------------   -------------

   Total assets                                      $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ===============  =============   =============   =============   =============

NET ASSETS
Accumulation units                                   $            86  $         921   $         798   $   8,734,608   $   4,902,477
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                   --             --              --              --              --
                                                     ---------------  -------------   -------------   -------------   -------------

   Total net assets                                  $            86  $         921   $         798   $   8,734,608   $   4,902,477
                                                     ===============  =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                                7            768              37         772,291         184,165
                                                     ===============  =============   =============   =============   =============

   Cost                                              $           102  $       1,433   $       1,022   $   8,435,039   $   7,323,656
                                                     ===============  =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Oppenheimer
                                                                                                        Variable
                                                                                                      Account Funds  PIMCO Variable
                                                              Oppenheimer Variable Account           (Service Class) Insurance Trust
                                                                   Funds Sub-Accounts                  Sub-Account    Sub-Accounts
                                                      ---------------------------------------------  --------------- ---------------

                                                                                       Oppenheimer     Oppenheimer
                                                       Oppenheimer                     Main Street  Main Street Small
                                                         Global        Oppenheimer      Small Cap       Cap Growth       Foreign
                                                       Securities      High Income        Growth     (Service Class)      Bond
                                                      -------------   -------------   -------------  ---------------  --------------
ASSETS
Investments at fair value                             $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      -------------   -------------   -------------  ---------------  --------------

   Total assets                                       $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      =============   =============   =============  ===============  ==============

NET ASSETS
Accumulation units                                    $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                  --              --              --               --              --
                                                      -------------   -------------   -------------  ---------------  --------------

   Total net assets                                   $   4,402,396   $   1,061,681   $   2,077,937  $         8,477  $      107,683
                                                      =============   =============   =============  ===============  ==============

FUND SHARE INFORMATION
   Number of shares                                         248,723         141,369         223,194              912          10,693
                                                      =============   =============   =============  ===============  ==============

   Cost                                               $   6,153,019   $   1,217,279   $   2,418,815  $         9,578  $      106,399
                                                      =============   =============   =============  ===============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                          Rydex
                                                       PIMCO Variable Insurance             Putnam Variable          Variable Trust
                                                          Trust Sub-Accounts               Trust Sub-Accounts          Sub-Account
                                                     -----------------------------   -----------------------------   --------------

                                                                                                    VT International
                                                         Money                          VT High        Growth and
                                                         Market      Total Return        Yield           Income         Rydex OTC
                                                     -------------   -------------   -------------  ----------------  --------------
ASSETS
Investments at fair value                            $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     -------------   -------------   -------------  ----------------  --------------

   Total assets                                      $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     =============   =============   =============  ================  ==============

NET ASSETS
Accumulation units                                   $       6,886   $     107,930   $     118,281  $          3,155  $           35
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --              --              --                --              --
                                                     -------------   -------------   -------------  ----------------  --------------

   Total net assets                                  $       6,886   $     107,930   $     118,281  $          3,155  $           35
                                                     =============   =============   =============  ================  ==============

FUND SHARE INFORMATION
   Number of shares                                          6,886          10,550          16,777               378               4
                                                     =============   =============   =============  ================  ==============

   Cost                                              $       6,886   $     107,157   $     114,881  $          3,543  $           51
                                                     =============   =============   =============  ================  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                    Salomon Brothers  The Universal
                                                        Variable      Institutional
                                                      Series Funds     Funds, Inc.
                                                       Sub-Account     Sub-Account    Van Kampen Life Investment Trust Sub-Accounts
                                                    ----------------  --------------  ---------------------------------------------

                                                                       Van Kampen
                                                                          UIF                         LIT Emerging
                                                        Capital        High Yield     LIT Comstock       Growth       LIT Government
                                                     -------------    -------------   -------------   -------------   --------------
ASSETS
Investments at fair value                            $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     -------------    -------------   -------------   -------------   -------------

   Total assets                                      $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     =============    =============   =============   =============   =============

NET ASSETS
Accumulation units                                   $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --               --              --              --              --
                                                     -------------    -------------   -------------   -------------   -------------

   Total net assets                                  $       4,198    $     111,342   $   3,456,420   $   3,060,577   $   1,295,686
                                                     =============    =============   =============   =============   =============

FUND SHARE INFORMATION
   Number of shares                                            373           19,741         379,826         160,324         131,944
                                                     =============    =============   =============   =============   =============

   Cost                                              $       5,284    $     117,885   $   4,300,104   $   5,388,690   $   1,231,535
                                                     =============    =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF NET ASSETS
DECEMBER 31, 2002
--------------------------------------------------------------------------------------

                                                       Van Kampen        Van Kampen
                                                    Life Investment   Life Investment
                                                         Trust        Trust (Class II)
                                                      Sub-Accounts      Sub-Account
                                                    ---------------   ----------------

                                                                         LIT Growth
                                                      LIT Money          and Income
                                                        Market           (Class II)
                                                     -------------     --------------
ASSETS
Investments at fair value                            $   4,198,773     $        4,554
                                                     -------------     --------------

   Total assets                                      $   4,198,773     $        4,554
                                                     =============     ==============

NET ASSETS
Accumulation units                                   $   4,198,773     $        4,554
Retained in Allstate Financial Advisors Separate
   Account I by Allstate Life Insurance Company                 --                 --
                                                     -------------     --------------

   Total net assets                                  $   4,198,773     $        4,554
                                                     =============     ==============

FUND SHARE INFORMATION
   Number of shares                                      4,198,773                339
                                                     =============     ==============

   Cost                                              $   4,198,773     $        5,071
                                                     =============     ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       AIM Variable Insurance Funds Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                         AIM V.I.                                        AIM V.I.        AIM V.I.
                                                         Capital          AIM V.I.     AIM V.I.Dent    Diversified    International
                                                       Appreciation   Core Equity (a)  Demographics       Income        Growth (b)
                                                      --------------  --------------- -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          --   $       8,838   $          --   $      78,250   $       7,248
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (42,572)        (32,003)           (202)        (10,676)        (14,949)
   Administrative expense                                    (3,561)         (2,694)            (14)           (888)         (1,239)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (46,133)        (25,859)           (216)         66,686          (8,940)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                    1,043,886         696,783           9,249         168,074         237,618
   Cost of investments sold                               1,637,347         926,263          12,723         178,843         311,283
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares               (593,461)       (229,480)         (3,474)        (10,769)        (73,665)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                          (593,461)       (229,480)         (3,474)        (10,769)        (73,665)

Change in unrealized gains (losses)                        (416,804)       (274,335)         (3,378)        (43,356)       (148,277)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                         (1,010,265)       (503,815)         (6,852)        (54,125)       (221,942)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $  (1,056,398)  $    (529,674)  $      (7,068)  $      12,561   $    (230,882)
                                                      =============   =============   =============   =============   =============

(a) Previously known as AIM V. I. Growth and Income

(b) Previously known as AIM V. I. International Equity

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                      AIM Variable
                                                     Insurance Funds
                                                      Sub-Accounts        Fidelity Variable Insurance Products Fund Sub-Accounts
                                                     ---------------  -------------------------------------------------------------

                                                        AIM V.I.
                                                        Premier
                                                       Equity (c)     VIP Contrafund   VIP Growth    VIP High Income  VIP Index 500
                                                      -------------   --------------  -------------  ---------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $       7,955   $      29,459   $       9,870   $      59,512   $      50,711
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (26,575)        (49,984)        (50,700)         (7,515)        (54,350)
   Administrative expense                                    (2,195)         (4,099)         (4,218)           (633)         (4,515)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                          (20,815)        (24,624)        (45,048)         51,364          (8,154)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                      445,555         779,944       1,099,599         165,399       1,012,412
   Cost of investments sold                                 637,122         936,846       1,595,429         204,069       1,330,168
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares               (191,567)       (156,902)       (495,830)        (38,670)       (317,756)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                          (191,567)       (156,902)       (495,830)        (38,670)       (317,756)

Change in unrealized gains (losses)                        (655,218)       (320,016)     (1,076,459)            108        (922,275)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                           (846,785)       (476,918)     (1,572,289)        (38,562)     (1,240,031)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    (867,600)  $    (501,542)  $  (1,617,337)  $      12,802   $  (1,248,185)
                                                      =============   =============   =============   =============   =============

(c) Previously known as AIM V. I. Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Fidelity Variable Insurance      Fidelity Variable Insurance Products Fund
                                                       Products Fund Sub-Accounts            (Service Class 2) Sub-Accounts
                                                      ------------------------------ ----------------------------------------------
                                                                                                      VIP Investment
                                                                                       VIP Equity-     Grade Bond      VIP Overseas
                                                      VIP Investment                 Income (Service    (Service        (Service
                                                       Grade Bond     VIP Overseas      Class 2)         Class 2)        Class 2)
                                                      --------------  -------------  ---------------  --------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     124,234   $       9,921  $            21  $          429  $          16
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (46,839)        (16,019)             (96)           (626)           (43)
   Administrative expense                                    (3,963)         (1,341)              (6)            (44)            (3)
                                                      -------------   -------------  ---------------  --------------  -------------

      Net investment income (loss)                           73,432          (7,439)             (81)           (241)           (30)
                                                      -------------   -------------  ---------------  --------------  -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       702,749         322,297            4,667             646             62
  Cost of investments sold                                  674,563         430,558            5,694             642             69
                                                      -------------   -------------  ---------------  --------------  -------------

      Realized gains (losses) on fund shares                 28,186        (108,261)          (1,027)              4             (7)

Realized gain distributions                                      --              --               30              --             --
                                                      -------------   -------------  ---------------  --------------  -------------

      Net realized gains (losses)                            28,186        (108,261)            (997)              4             (7)

Change in unrealized gains (losses)                         260,488        (202,979)          (1,047)          4,741           (810)
                                                      -------------   -------------  ---------------  --------------  -------------

      Net realized and unrealized gains
           (losses) on investments                          288,674        (311,240)          (2,044)          4,745           (817)
                                                      -------------   -------------  ---------------  --------------  -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $     362,106   $    (318,679) $        (2,125) $        4,504  $        (847)
                                                      =============   =============  ===============  ==============  =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Lazard
                                                                                       Retirement
                                                           Janus Aspen Series          Series, Inc.        LSA Variable Series
                                                      (Service Shares) Sub-Accounts    Sub-Account         Trust Sub-Accounts
                                                    ---------------------------------  ------------   -----------------------------

                                                                         Worldwide                          LSA
                                                      Global Value        Growth        Emerging       Aggressive
                                                    (Service Shares) (Service Shares)    Markets         Growth       LSA Balanced
                                                    ---------------- ---------------- -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          38  $            55  $          31   $          --   $      38,995
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (70)             (92)           (76)           (115)            (77)
   Administrative expense                                        (5)              (6)            (5)             (8)             (6)
                                                      -------------  ---------------  -------------   -------------   -------------

      Net investment income (loss)                              (37)             (43)           (50)           (123)         38,912
                                                      -------------  ---------------  -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                            73            1,388            121           2,038           1,686
  Cost of investments sold                                       83            1,858            112           2,532           2,071
                                                      -------------  ---------------  -------------   -------------   -------------

      Realized gains (losses) on fund shares                    (10)            (470)             9            (494)           (385)

Realized gain distributions                                      12               --             --              --          24,839
                                                      -------------  ---------------  -------------   -------------   -------------

      Net realized gains (losses)                                 2             (470)             9            (494)         24,454

Change in unrealized gains (losses)                          (1,319)          (1,825)          (167)       (742,819)     (1,117,904)
                                                      -------------  ---------------  -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                             (1,317)          (2,295)          (158)       (743,313)     (1,093,450)
                                                      -------------  ---------------  -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $      (1,354) $        (2,338) $        (208)  $    (743,436)  $  (1,054,538)
                                                      =============  ===============  =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                          LSA Variable Series Trust Sub-Accounts
                                                      ------------------------------------------------------------------------------

                                                       LSA Basic        LSA Blue      LSA Capital   LSA Disciplined  LSA Diversified
                                                         Value            Chip        Appreciation       Equity          Mid Cap
                                                      -------------   -------------   ------------- ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          --   $          --   $          --   $      31,565   $       2,304
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (83)           (201)           (181)           (102)           (105)
   Administrative expense                                        (6)            (14)            (13)             (8)             (7)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                              (89)           (215)           (194)         31,455           2,192
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                        5,826           8,277             193           4,736             185
   Cost of investments sold                                   7,218          10,221             236           5,703             194
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                 (1,392)         (1,944)            (43)           (967)             (9)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                            (1,392)         (1,944)            (43)           (967)             (9)

Change in unrealized gains (losses)                        (523,321)       (632,942)       (850,474)     (2,245,216)       (583,974)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                           (524,713)       (634,886)       (850,517)     (2,246,183)       (583,983)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $    (524,802)  $    (635,101)  $    (850,711)  $  (2,214,728)  $    (581,791)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                      -----------------------------------------------------------------------------

                                                      LSA Emerging     LSA Focused     LSA Growth      LSA Mid Cap      LSA Value
                                                      Growth Equity      Equity          Equity           Value          Equity
                                                      -------------   -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $           3   $          --   $       1,362   $       5,214   $          49
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                  (104)            (15)            (14)            (18)           (111)
   Administrative expense                                        (7)             (1)             (1)             --              (8)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                             (108)            (16)          1,347           5,196             (70)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                        1,788              15              15              18           2,656
   Cost of investments sold                                   2,578              18              19              21           3,146
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                   (790)             (3)             (4)             (3)           (490)

Realized gain distributions                                      --              --              --              --             218
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                              (790)             (3)             (4)             (3)           (272)

Change in unrealized gains (losses)                      (2,106,878)     (1,341,931)     (1,157,204)       (205,967)     (1,309,941)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                         (2,107,668)     (1,341,934)     (1,157,208)       (205,970)     (1,310,213)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $  (2,107,776)  $  (1,341,950)  $  (1,155,861)  $    (200,774)  $  (1,310,283)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      MFS Variable
                                                                                                                     Insurance Trust
                                                                                                                     (Service Class)
                                                              MFS Variable Insurance Trust Sub-Accounts                Sub-Accounts
                                                      -------------------------------------------------------------  ---------------
                                                                                                                         MFS New
                                                                                                                        Discovery
                                                                        MFS High      MFS Investors      MFS New        (Service
                                                         MFS Bond        Income           Trust         Discovery         Class)
                                                      -------------   -------------   -------------   -------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $     106,840   $      29,780   $      10,997   $          --  $           --
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                               (22,924)         (4,987)        (23,240)        (33,094)            (96)
   Administrative expense                                    (1,925)           (421)         (1,956)         (2,744)             (7)

                                                      -------------   -------------   -------------   -------------  --------------

      Net investment income (loss)                           81,991          24,372         (14,199)        (35,838)           (103)
                                                      -------------   -------------   -------------   -------------  --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                       258,795          73,108         367,928         449,944           5,281
  Cost of investments sold                                  258,022          81,398         457,459         599,631           7,019
                                                      -------------   -------------   -------------   -------------  --------------

      Realized gains (losses) on fund shares                    773          (8,290)        (89,531)       (149,687)         (1,738)

Realized gain distributions                                      --              --              --              --              --
                                                      -------------   -------------   -------------   -------------  --------------

      Net realized gains (losses)                               773          (8,290)        (89,531)       (149,687)         (1,738)

Change in unrealized gains (losses)                          70,837         (11,736)       (393,125)       (939,179)         (1,459)
                                                      -------------   -------------   -------------   -------------  --------------

      Net realized and unrealized gains
         (losses) on investments                             71,610         (20,026)       (482,656)     (1,088,866)         (3,197)
                                                      -------------   -------------   -------------   -------------  --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $     153,601   $       4,346   $    (496,855)  $  (1,124,704) $       (3,300)
                                                      =============   =============   =============   =============  ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                       MFS Variable
                                                     Insurance Trust
                                                     (Service Class)     OCC Accumulation Trust           Oppenheimer Variable
                                                       Sub-Accounts           Sub-Accounts             Account Funds Sub-Accounts
                                                     ---------------  -----------------------------   -----------------------------

                                                                           OCC                                         Oppenheimer
                                                      MFS Utilities    Science and      OCC Small      Oppenheimer      Capital
                                                     (Service Class)   Technology         Cap             Bond        Appreciation
                                                     ---------------  -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $           1   $          --   $          --   $     431,364   $      38,414
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                    --             (26)            (10)        (76,655)        (78,410)
   Administrative expense                                        --              (2)             --          (6,463)         (6,579)
                                                      -------------   -------------   -------------   -------------   -------------

      Net investment income (loss)                                1             (28)            (10)        348,246         (46,575)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                            1           1,186              10         652,714       1,948,072
   Cost of investments sold                                       2           1,674              13         641,477       2,800,694
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                     (1)           (488)             (3)         11,237        (852,622)

Realized gain distributions                                      --              --              74              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                                (1)           (488)             71          11,237        (852,622)

Change in unrealized gains (losses)                             (16)         (1,032)           (280)        161,855      (1,332,546)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                                (17)         (1,520)           (209)        173,092      (2,185,168)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $         (16)  $      (1,548)  $        (219)  $     521,338   $  (2,231,743)
                                                      =============   =============   =============   =============   =============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Oppenheimer
                                                                                                     Variable
                                                                                                   Account Funds     PIMCO Variable
                                                           Oppenheimer Variable Account           (Service Class)   Insurance Trust
                                                                Funds Sub-Accounts                  Sub-Account       Sub-Accounts
                                                  ---------------------------------------------  -----------------  ---------------
                                                                                   Oppenheimer      Oppenheimer
                                                   Oppenheimer                     Main Street   Main Street Small
                                                     Global        Oppenheimer      Small Cap       Cap Growth          Foreign
                                                   Securities      High Income       Growth       (Service Class)        Bond
                                                  -------------   -------------   -------------  -----------------   --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $      31,252   $     141,475   $          --  $              --   $        1,065
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                           (70,367)        (17,502)        (26,728)              (138)            (433)
   Administrative expense                                (5,886)         (1,479)         (2,253)                (9)             (31)
                                                  -------------   -------------   -------------  -----------------   --------------

      Net investment income (loss)                      (45,001)        122,494         (28,981)              (147)             601
                                                  -------------   -------------   -------------  -----------------   --------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                1,537,989         638,280         556,481              1,594              644
   Cost of investments sold                           2,078,802         745,201         590,774              1,857              646
                                                  -------------   -------------   -------------  -----------------   --------------

      Realized gains (losses) on fund shares           (540,813)       (106,921)        (34,293)              (263)              (2)

Realized gain distributions                                  --              --              --                 --              405
                                                  -------------   -------------   -------------  -----------------   --------------

      Net realized gains (losses)                      (540,813)       (106,921)        (34,293)              (263)             403

Change in unrealized gains (losses)                  (1,032,633)        (79,484)       (366,059)            (1,502)           1,290
                                                  -------------   -------------   -------------  -----------------   --------------

      Net realized and unrealized gains
         (losses) on investments                     (1,573,446)       (186,405)       (400,352)            (1,765)           1,693
                                                  -------------   -------------   -------------  -----------------   --------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $  (1,618,447)  $     (63,911)  $    (429,333) $          (1,912)  $        2,294
                                                  =============   =============   =============  =================   ==============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Rydex Variable
                                                         PIMCO Variable Insurance            Putnam Variable              Trust
                                                            Trust Sub-Accounts              Trust Sub-Accounts         Sub-Account
                                                      ------------------------------  -----------------------------   --------------

                                                                                                     VT International
                                                         Money                           VT High       Growth and
                                                         Market      Total Return (d)     Yield          Income         Rydex OTC
                                                      -------------  ---------------- -------------  ---------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          89   $       1,252   $       1,462   $          18   $          --
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (91)           (427)           (563)            (49)            (13)
   Administrative expense                                        (7)            (30)            (40)             (4)             --
                                                      -------------   -------------   -------------   -------------   -------------

      Net Investment Income (loss)                               (9)            795             859             (35)            (13)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales                                         1,755             631             660             125             943
  Cost of investments sold                                    1,755             633             680             125           1,647
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                     --              (2)            (20)             --            (704)

Realized gain distributions                                      --           1,314              --              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                                --           1,312             (20)             --            (704)

Change in unrealized gains (losses)                              --             792           3,278            (520)            (16)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
           (losses) on investments                               --           2,104           3,258            (520)           (720)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $          (9)  $       2,899   $       4,117   $        (555)  $        (733)
                                                      =============   =============   =============   =============   =============

(d) Previously know as Total Return Bond

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------

                                                    Salomon Brothers  The Universal
                                                        Variable      Institutional
                                                      Series Funds     Funds, Inc.
                                                       Sub-Account     Sub-Account    Van Kampen Life Investment Trust Sub-Accounts
                                                    ----------------  -------------  -----------------------------------------------

                                                                        Van Kampen
                                                                           UIF                        LIT Domestic    LIT Emerging
                                                         Capital      High Yield (e)  LIT Comstock     Income (f)        Growth
                                                      -------------   --------------  -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                             $          21   $      10,869   $      25,798   $      58,276   $      12,432
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                                   (67)           (508)        (44,097)         (3,149)        (44,923)
   Administrative expense                                        (4)            (36)         (3,635)           (261)         (3,726)
                                                      -------------   -------------   -------------   -------------   -------------

      Net Investment income (loss)                              (50)         10,325         (21,934)         54,866         (36,217)
                                                      -------------   -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                           65           4,676         571,238         886,157         645,130
   Cost of investments sold                                      75           4,993         696,342         920,575         993,148
                                                      -------------   -------------   -------------   -------------   -------------

      Realized gains (losses) on fund shares                    (10)           (317)       (125,104)        (34,418)       (348,018)

Realized gain distributions                                      --              --          29,493              --              --
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized gains (losses)                               (10)           (317)        (95,611)        (34,418)       (348,018)

Change in unrealized gains (losses)                          (1,403)         (6,212)       (764,149)        (25,597)     (1,153,477)
                                                      -------------   -------------   -------------   -------------   -------------

      Net realized and unrealized gains
         (losses) on investments                             (1,413)         (6,529)       (859,760)        (60,015)     (1,501,495)
                                                      -------------   -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                    $      (1,463)  $       3,796   $    (881,694)  $      (5,149)  $  (1,537,712)
                                                      =============   =============   =============   =============   =============

(e) Previously known as UIF High Yield

(f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------------------------

                                                                                   Van Kampen
                                                                                 Life Investment
                                                        Van Kampen Life          Trust (Class II)
                                                 Investment Trust Sub-Accounts     Sub-Account
                                                -------------------------------  ----------------

                                                                                     LIT Growth
                                                      LIT           LIT Money        and Income
                                                 Government (g)      Market          (Class II)
                                                 --------------   ------------      ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         --    $     45,179      $         24
Charges from Allstate Life Insurance Company:
   Mortality and expense risk                           (8,633)        (45,382)              (86)
   Administrative expense                                 (718)         (3,762)               (6)
                                                  ------------    ------------      ------------

      Net Investment income (loss)                      (9,351)         (3,965)              (68)
                                                  ------------    ------------      ------------

NET REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales                                 147,262       1,971,370             6,660
   Cost of investments sold                            140,177       1,971,370             7,989
                                                  ------------    ------------      ------------

      Realized gains (losses) on fund shares             7,085              --            (1,329)

Realized gain distributions                                 --              --                --
                                                  ------------    ------------      ------------

      Net realized gains (losses)                        7,085              --            (1,329)

Change in unrealized gains (losses)                     64,151              --              (517)
                                                  ------------    ------------      ------------

      Net realized and unrealized gains
         (losses) on Investments                        71,236              --            (1,846)
                                                  ------------    ------------      ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $     61,885    $     (3,965)     $     (1,914)
                                                  ============    ============      ============

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                  AIM Variable Insurance Funds Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                                                                               AIM V.I. Dent
                                               AIM V.I. Capital Appreciation  AIM V.I. Core Equity (a)         Demographics
                                               ----------------------------- --------------------------  --------------------------

                                                     2002          2001          2002          2001          2002        2001 (h)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                     $    (46,133) $    (37,220) $    (25,859) $    (23,632) $       (216) $        (17)
Net realized gains (losses)                          (593,461)      239,675      (229,480)      (45,784)       (3,474)            1
Change in unrealized gains (losses)                  (416,804)     (886,233)     (274,335)     (387,049)       (3,378)          560
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                 (1,056,398)     (683,778)     (529,674)     (456,465)       (7,068)          544
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              421,654     1,248,175       385,905     1,047,261        14,356         5,192
Benefit payments                                      (23,799)       (2,676)     (118,666)           --            --            --
Payments on termination                              (191,636)      (81,025)     (233,307)      (94,200)       (1,155)           --
Contract maintenance charge                            (3,457)         (651)       (2,795)         (652)          (10)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                  (228,374)    1,150,240       338,188       804,121        (4,725)          613
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          (25,612)    2,314,063       369,325     1,756,530         8,466         5,805
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                  (1,082,010)    1,630,285      (160,349)    1,300,065         1,398         6,349

NET ASSETS AT BEGINNING OF PERIOD                   3,731,348     2,101,063     2,572,217     1,272,152         6,349            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  2,649,338  $  3,731,348  $  2,411,868  $  2,572,217  $      7,747  $      6,349
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           401,361       171,090       323,463       121,874           510            --
    Units issued                                      244,160       258,067       259,704       227,687         1,521           510
    Units redeemed                                   (263,743)      (27,796)     (219,173)      (26,098)       (1,100)           --
                                                 ------------ ------------- ------------- ------------- ------------- -------------
   Units outstanding at end of period                 381,778       401,361       363,994       323,463           931           510
                                                 ============ ============= ============= ============= ============= =============

(a) Previously known as AIM V. I. Growth and Income

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                      AIM Variable Insurance Funds Sub-Accounts
                                               -------------------------------------------------------------------------------------

                                                                                    AIM V.I.
                                                AIM V.I. Diversified Income   International Growth (b)   AIM V.I. Premier Equity (c)
                                               ----------------------------  --------------------------  ---------------------------

                                                     2002          2001          2002          2001          2002          2001
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment Income (loss)                     $     66,686  $     40,056  $     (8,940) $     (7,475) $    (20,815) $    (16,242)
Net realized gains (losses)                           (10,769)       (2,460)      (73,665)       (5,630)     (191,567)       (8,918)
Change in unrealized gains (losses)                   (43,356)      (28,000)     (148,277)     (205,974)     (655,218)     (160,651)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                     12,561         9,596      (230,882)     (219,079)     (867,600)     (185,811)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              142,813       342,841       211,412       538,031       417,868       979,075
Benefit payments                                      (30,596)       (5,818)         (546)       (6,942)      (37,570)       (9,849)
Payments on termination                               (50,364)      (23,577)     (194,442)      (23,510)     (206,072)      (63,480)
Contract maintenance charge                              (499)            4        (1,573)         (605)       (2,144)         (420)
Transfers among the sub-accounts
   and with the Fixed Account - net                   270,155        16,965       174,226       218,219       533,808       437,841
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          331,509       330,415       189,077       725,193       705,890     1,343,167
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     344,070       340,011       (41,805)      506,114      (161,710)    1,157,356

NET ASSETS AT BEGINNING OF PERIOD                     692,756       352,745     1,147,253       641,139     2,128,600       971,244
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  1,036,826  $    692,756  $  1,105,448  $  1,147,253  $  1,966,890  $  2,128,600
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period            68,158        35,481       140,931        59,434       245,255        96,586
    Units issued                                       92,460        45,791        71,510        90,156       291,184       183,550
    Units redeemed                                    (59,599)      (13,114)      (49,283)       (8,659)     (207,153)      (34,881)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period                 101,019        68,158       163,158       140,931       329,286       245,255
                                                 ============  ============  ============  ============  ============  ============

(b) Previously known as AIM V.I. International Equity

(c) Previously known as AIM V.I. Value

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                       VIP Contrafund                VIP Growth                VIP High Income
                                                 --------------------------  --------------------------  --------------------------

                                                     2002          2001          2002          2001          2002          2001
                                                 ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment Income (loss)                     $    (24,624) $    (20,750) $    (45,048) $    (41,398) $     51,364  $     27,579
Net realized gains (losses)                          (156,902)       (7,698)     (495,830)       94,954       (38,670)      (19,057)
Change in unrealized gains (losses)                  (320,016)     (182,849)   (1,076,459)     (651,147)          108       (65,746)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                   (501,542)     (211,297)   (1,617,337)     (597,591)       12,802       (57,224)
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              869,768     1,880,113       605,863     2,084,400       106,346       214,714
Benefit payments                                       (5,038)           --      (160,718)           --          (586)           --
Payments on termination                              (487,867)     (150,427)     (406,431)     (173,740)      (54,160)      (28,155)
Contract maintenance charge                            (3,626)         (794)       (5,966)       (2,202)         (523)         (144)
Transfers among the sub-accounts
   and with the Fixed Account - net                   624,290       748,501       507,175       997,977        83,745       200,001
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          997,527     2,477,393       539,923     2,906,435       134,822       386,416
                                                 ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                 ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     495,985     2,266,096    (1,077,414)    2,308,844       147,624       329,192

NET ASSETS AT BEGINNING OF PERIOD                   3,434,777     1,168,681     4,520,539     2,211,695       549,109       219,917
                                                 ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                      $  3,930,762  $  3,434,777  $  3,443,125  $  4,520,539  $    696,733  $    549,109
                                                 ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning of period           373,502       110,084       509,882       202,793        81,090        28,295
    Units issued                                      301,811       304,595       416,824       350,188        51,651        67,728
    Units redeemed                                   (197,621)      (41,177)     (363,718)      (43,099)      (31,947)      (14,933)
                                                 ------------  ------------  ------------  ------------  ------------  ------------
   Units outstanding at end of period                 477,692       373,502       562,988       509,882       100,794        81,090
                                                 ============  ============  ============  ============  ============  ============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                         VIP Index 500       VIP Investment Grade Bond         VIP Overseas
                                                  -------------------------  --------------------------  --------------------------

                                                      2002          2001         2002          2001          2002          2001
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net Investment income (loss)                      $     (8,154) $   (16,667) $     73,432  $     29,851  $     (7,439) $     21,392
Net realized gains (losses)                           (317,756)     (47,786)       28,186        15,051      (108,261)       (6,126)
Change in unrealized gains (losses)                   (922,275)    (260,054)      260,488        81,151      (202,979)     (254,803)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,248,185)    (324,507)      362,106       126,053      (318,679)     (239,537)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                             1,170,111    1,877,829       665,152     1,511,584       149,950       706,256
Benefit payments                                       (65,061)          --       (39,789)           --       (42,078)           --
Payments on termination                               (478,946)    (168,462)     (167,701)     (108,327)      (96,987)      (26,700)
Contract maintenance charge                             (4,353)      (1,178)       (2,396)         (371)       (1,431)         (391)
Transfers among the sub-accounts
   and with the Fixed Account - net                    800,190    1,107,054     1,106,258       782,654       167,285       179,195
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                         1,421,941    2,815,243     1,561,524     2,185,540       176,739       858,360
                                                  ------------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --           --            --            --            --            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      173,756    2,490,736     1,923,630     2,311,593      (141,940)      618,823

NET ASSETS AT BEGINNING OF PERIOD                    4,279,233    1,788,497     3,153,795       842,202     1,308,030       689,207
                                                  ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  4,452,989  $ 4,279,233  $  5,077,425  $  3,153,795  $  1,166,090  $  1,308,030
                                                  ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             493,459      178,937       266,533        76,221       161,755        66,295
    Units issued                                       579,970      353,722       255,908       236,682       102,863       116,998
    Units redeemed                                    (404,796)     (39,200)     (128,398)      (46,370)      (81,418)      (21,538)
                                                  ------------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                   668,633      493,459       394,043       266,533       183,200       161,755
                                                  ============  ===========  ============  ============  ============  ============

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
                                                    -------------------------------------------------------------------------------

                                                       VIP Equity-Income       VIP Investment Grade Bond          VIP Overseas
                                                       (Service Class 2)           (Service Class 2)           (Service Class 2)
                                                    -----------------------   ---------------------------   -----------------------

                                                       2002        2001(h)        2002         2001 (h)        2002        2001(h)
                                                    ----------   ----------   ------------   ------------   ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $      (81)  $       (1)  $       (241)  $        (20)  $      (30)  $       (1)
Net realized gains (losses)                               (997)          --              4             --           (7)          (1)
Change in unrealized gains (losses)                     (1,047)           9          4,741            (24)        (810)         (21)
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in net assets
   from operations                                      (2,125)           8          4,504            (44)        (847)         (23)
                                                    ----------   ----------   ------------   ------------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                13,042          700         96,362          8,753          361           --
Benefit payments                                            --           --             --             --           --           --
Payments on termination                                     --           --             --             --           --           --
Contract maintenance charge                                 (6)          --            (45)            --           (4)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                     (4,397)          --         19,109            512        3,054          615
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in net assets
   from capital transactions                             8,639          700        115,426          9,265        3,411          615
                                                    ----------   ----------   ------------   ------------   ----------   ----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --           --             --             --           --           --
                                                    ----------   ----------   ------------   ------------   ----------   ----------

INCREASE (DECREASE) IN NET ASSETS                        6,514          708        119,930          9,221        2,564          592

NET ASSETS AT BEGINNING OF PERIOD                          708           --          9,221             --          592           --
                                                    ----------   ----------   ------------   ------------   ----------   ----------

NET ASSETS AT END OF PERIOD                         $    7,222   $      708   $    129,151   $      9,221   $    3,156   $      592
                                                    ==========   ==========   ============   ============   ==========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  65           --            927             --           54           --
   Units issued                                          1,294           65         11,070            927          315           54
   Units redeemed                                         (550)          --            (24)            --           (3)          --
                                                    ----------   ----------   ------------   ------------   ----------   ----------
  Units outstanding at end of period                       809           65         11,973            927          366           54
                                                    ==========   ==========   ============   ============   ==========   ==========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                               Lazard Retirement
                                                       Janus Aspen Series (Service Shares) Sub-Accounts    Series, Inc. Sub-Account
                                                       -------------------------------------------------   ------------------------

                                                                                       Worldwide Growth
                                                       Global Value(Service Shares)    (Service Shares)         Emerging Markets
                                                       ----------------------------  --------------------  ------------------------

                                                           2002           2001(h)       2002      2001(h)     2002        2001 (h)
                                                       -------------   ------------  ----------  --------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                           $         (37)  $         --  $      (43) $     --  $       (50)  $        7
Net realized gains (losses)                                        2             --        (470)       --            9            1
Change in unrealized gains (losses)                           (1,319)            --      (1,825)       --         (167)         552
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in net assets
   from operations                                            (1,354)            --      (2,338)       --         (208)         560
                                                       -------------   ------------  ----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                       7,000             --       8,989        --          466        4,408
Benefit payments                                                  --             --          --        --           --           --
Payments on termination                                           --             --          --        --           --           --
Contract maintenance charge                                       --             --          (2)       --           (7)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                            2,566             --       2,013        --          (41)          (2)
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in net assets
   from capital transactions                                   9,566             --      11,000        --          418        4,406
                                                       -------------   ------------  ----------  --------  -----------   ----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I                 --             --          --        --           --           --
                                                       -------------   ------------  ----------  --------  -----------   ----------

INCREASE (DECREASE) IN NET ASSETS                              8,212             --       8,662        --          210        4,966

NET ASSETS AT BEGINNING OF PERIOD                                 --             --          --        --        4,966           --
                                                       -------------   ------------  ----------  --------  -----------   ----------

NET ASSETS AT END OF PERIOD                            $       8,212   $         --  $    8,662  $     --  $     5,176   $    4,966
                                                       =============   ============  ==========  ========  ===========   ==========

UNITS OUTSTANDING
  Units outstanding at beginning of period                        --             --          --        --          411           --
   Units issued                                                  804             --       1,212        --           35          411
   Units redeemed                                                 --             --        (164)       --           (5)          --
                                                       -------------   ------------  ----------  --------  -----------   ----------
  Units outstanding at end of period                             804             --       1,048        --          441          411
                                                       =============   ============  ==========  ========  ===========   ==========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      LSA Variable Series Trust Sub-Accounts
                                                   --------------------------------------------------------------------------------

                                                     LSA Aggressive Growth           LSA Balanced              LSA Basic Value
                                                   --------------------------  -------------------------- ------------------------

                                                       2002        2001 (h)        2002          2001         2002         2001 (h)
                                                   ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                       $       (123) $        (10) $     38,912  $    106,322  $       (89) $       301
Net realized gains (losses)                                (494)           --        24,454       290,142       (1,392)          --
Change in unrealized gains (losses)                    (742,819)     (157,303)   (1,117,904)     (270,300)    (523,321)     (92,397)
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in net assets
   from operations                                     (743,436)     (157,313)   (1,054,538)      126,164     (524,802)     (92,096)
                                                   ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                  2,492         2,400         4,660         3,090       10,453        1,655
Benefit payments                                             --            --            --            --           --           --
Payments on termination                                  (1,932)           --        (1,593)           --           --           --
Contract maintenance charge                                 (11)           --           (10)           --          (11)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                       6,560           972         1,125            --       (5,568)          --
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                              7,109         3,372         4,182         3,090        4,874        1,655
                                                   ------------  ------------  ------------  ------------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I            --     2,500,000            --            --           --    2,500,000
                                                   ------------  ------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                      (736,327)    2,346,059    (1,050,356)      129,254     (519,928)   2,409,559

NET ASSETS AT BEGINNING OF PERIOD                     2,346,059            --     5,758,128     5,628,874    2,409,559           --
                                                   ------------  ------------  ------------  ------------  -----------  -----------

NET ASSETS AT END OF PERIOD                        $  1,609,732  $  2,346,059  $  4,707,772  $  5,758,128  $ 1,889,631  $ 2,409,559
                                                   ============  ============  ============  ============  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  310            --           285            --          153           --
   Units issued                                             855           310           606           305        1,045          153
   Units redeemed                                          (230)           --          (198)          (20)        (701)          --
                                                   ------------  ------------  ------------  ------------  -----------  -----------
  Units outstanding at end of period                        935           310           693           285          497          153
                                                   ============  ============  ============  ============  ===========  ===========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                         LSA Variable Series Trust Sub-Accounts
                                                   -----------------------------------------------------------------------------

                                                        LSA Blue Chip        LSA Capital Appreciation   LSA Disciplined Equity
                                                   ------------------------  ------------------------  -------------------------

                                                      2002        2001 (h)      2002       2001 (h)        2002         2001
                                                   -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                       $      (215) $       (14) $      (194) $       (14) $    31,455  $     20,835
Net realized gains (losses)                             (1,944)          --          (43)          --         (967)            1
Change in unrealized gains (losses)                   (632,942)     (94,774)    (850,474)     (47,554)  (2,245,216)   (1,200,223)
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets
   from operations                                    (635,101)     (94,788)    (850,711)     (47,568)  (2,214,728)   (1,179,387)
                                                   -----------  -----------  -----------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                14,572        5,064        7,881        4,120        5,937         6,085
Benefit payments                                            --           --           --           --           --            --
Payments on termination                                 (2,169)          --           --           --           --            --
Contract maintenance charge                                (26)          --          (25)          --           (7)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                       (727)         511        4,948          614       (4,217)            1
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in net assets
   from capital transactions                            11,650        5,575       12,804        4,734        1,713         6,086
                                                   -----------  -----------  -----------  -----------  -----------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --    2,500,000           --    3,000,000           --            --
                                                   -----------  -----------  -----------  -----------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (623,451)   2,410,787     (837,907)   2,957,166   (2,213,015)   (1,173,301)

NET ASSETS AT BEGINNING OF PERIOD                    2,410,787           --    2,957,166           --    8,765,598     9,938,899
                                                   -----------  -----------  -----------  -----------  -----------  ------------

NET ASSETS AT END OF PERIOD                        $ 1,787,336  $ 2,410,787  $ 2,119,259  $ 2,957,166  $ 6,552,583  $  8,765,598
                                                   ===========  ===========  ===========  ===========  ===========  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                 516           --          407           --          579            --
   Units issued                                          2,008          516        1,092          407          743           580
   Units redeemed                                       (1,012)          --          (11)          --         (607)           (1)
                                                   -----------  -----------  -----------  -----------  -----------  ------------
  Units outstanding at end of period                     1,512          516        1,488          407          715           579
                                                   ===========  ===========  ===========  ===========  ===========  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                     LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                   LSA Diversified Mid Cap   LSA Emerging Growth Equity      LSA Focused Equity
                                                  -------------------------  --------------------------  --------------------------

                                                      2002        2001 (h)       2002          2001          2002          2001
                                                  ------------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $      2,192  $     1,958  $       (108) $      1,407  $        (16) $      2,736
Net realized gains (losses)                                 (9)           1          (790)            1            (3)           --
Change in unrealized gains (losses)                   (583,974)      12,430    (2,106,878)   (1,089,919)   (1,341,931)     (824,291)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                    (581,791)      14,389    (2,107,776)   (1,088,511)   (1,341,950)     (821,555)
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                 3,788        4,435           677         8,229           831           591
Benefit payments                                            --           --            --            --            --            --
Payments on termination                                     --           --        (1,685)           --            --            --
Contract maintenance charge                                (19)          --           (10)           --            (4)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                         65           --         1,297            --           157            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                             3,834        4,435           279         8,229           984           591
                                                  ------------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --    3,000,000            --            --            --            --
                                                  ------------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (577,957)   3,018,824    (2,107,497)   (1,080,282)   (1,340,966)     (820,964)

NET ASSETS AT BEGINNING OF PERIOD                    3,018,824           --     5,029,847     6,110,129     4,500,448     5,321,412
                                                  ------------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  2,440,867  $ 3,018,824  $  2,922,350  $  5,029,847  $  3,159,482  $  4,500,448
                                                  ============  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                 408           --           728            --            56            --
   Units issued                                            343          408           182           729           113            56
   Units redeemed                                          (12)          --          (223)           (1)           (6)           --
                                                  ------------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                       739          408          687           728           163            56
                                                  ============  ===========  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                       LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                       LSA Growth Equity          LSA Mid Cap Value           LSA Value Equity
                                                  --------------------------  -------------------------  --------------------------

                                                      2002          2001          2002        2001 (h)      2002           2001
                                                  ------------  ------------  ------------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $      1,347  $         (1) $      5,196  $     9,201  $        (70) $     29,896
Net realized gains (losses)                                 (4)          163            (3)          --          (272)      132,788
Change in unrealized gains (losses)                 (1,157,204)     (788,557)     (205,967)     167,543    (1,309,941)     (464,882)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,155,861)     (788,395)     (200,774)     176,744    (1,310,283)     (302,198)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   727           501         1,920           --           387         9,088
Benefit payments                                            --            --            --           --            --            --
Payments on termination                                     --            --            --           --        (2,548)           --
Contract maintenance charge                                 (5)           --            (1)          --            (6)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                        195            --            90           --           165            (1)
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                               917           501         2,009           --        (2,002)        9,087
                                                  ------------  ------------  ------------  -----------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --            --            --    2,500,000            --            --
                                                  ------------  ------------  ------------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                   (1,154,944)     (787,894)     (198,765)   2,676,744    (1,312,285)     (293,111)

NET ASSETS AT BEGINNING OF PERIOD                    4,742,363     5,530,257     2,676,744           --     5,910,674     6,203,785
                                                  ------------  ------------  ------------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  3,587,419  $  4,742,363  $  2,477,979  $ 2,676,744  $  4,598,389  $  5,910,674
                                                  ============  ============  ============  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                  45            --            --           --           851            --
   Units issued                                            100            45           164           --            57           876
   Units redeemed                                           (5)           --            (3)          --          (268)          (25)
                                                  ------------  ------------  ------------  -----------  ------------  ------------
  Units outstanding at end of period                       140            45           161           --           640           851
                                                  ============  ============  ============  ===========  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                       MFS Variable Insurance Trust Sub-Accounts
                                                  --------------------------------------------------------------------------------

                                                          MFS Bond                MFS High Income          MFS Investors Trust
                                                  ------------------------  --------------------------  --------------------------

                                                     2002         2001          2002          2001          2002          2001
                                                  -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $    81,991  $    29,003  $     24,372  $     12,746  $    (14,199) $    (11,021)
Net realized gains (losses)                               773        4,777        (8,290)       (3,039)      (89,531)       11,990
Change in unrealized gains (losses)                    70,837       17,644       (11,736)      (11,373)     (393,125)     (190,535)
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                    153,601       51,424         4,346        (1,666)     (496,855)     (189,566)
                                                  -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              436,085      686,780        57,067       106,592       321,116       767,528
Benefit payments                                       (2,718)          --            --            --       (88,477)           --
Payments on termination                              (146,520)     (74,487)      (46,051)      (18,137)     (127,607)      (53,995)
Contract maintenance charge                            (1,065)        (192)         (289)          (37)       (1,727)         (248)
Transfers among the sub-accounts
   and with the Fixed Account - net                   428,997      369,327        90,562       140,208       355,373       664,408
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          714,779      981,428       101,289       228,626       458,678     1,377,693
                                                  -----------  -----------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --           --            --            --            --            --
                                                  -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     868,380    1,032,852       105,635       226,960       (38,177)    1,188,127

NET ASSETS AT BEGINNING OF PERIOD                   1,394,497      361,645       341,129       114,169     1,844,242       656,115
                                                  -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $ 2,262,877  $ 1,394,497  $    446,764  $    341,129  $  1,806,065  $  1,844,242
                                                  ===========  ===========  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            121,177       33,711        36,229        12,219       215,156        63,500
   Units issued                                       131,140      110,754        32,652        30,654       203,814       169,255
   Units redeemed                                     (69,421)     (23,288)      (22,027)       (6,644)     (148,857)      (17,599)
                                                  -----------  -----------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                  182,896      121,177        46,854        36,229       270,113       215,156
                                                  ===========  ===========  ============  ============  ============  ============

     See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                   MFS Variable Insurance
                                                     Trust Sub-Accounts    MFS Variable Insurance Trust (Service Class) Sub-Accounts
                                                  ------------------------ ---------------------------------------------------------
                                                                                 MFS New Discovery
                                                      MFS New Discovery           (Service Class)      MFS Utilities (Service Class)
                                                  --------------------------  ------------------------ -----------------------------

                                                      2002          2001         2002        2001 (h)        2002        2001 (h)
                                                  ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $    (35,838) $    (23,167) $      (103) $        (1) $          1  $         --
Net realized gains (losses)                           (149,687)       21,628       (1,738)          --            (1)           --
Change in unrealized gains (losses)                   (939,179)      (37,899)      (1,459)          10           (16)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
   from operations                                  (1,124,704)      (39,438)      (3,300)           9           (16)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                               543,357     1,235,095        7,350           --            --            --
Benefit payments                                       (36,921)           --           --           --            --            --
Payments on termination                               (191,960)      (82,399)          --           --            --            --
Contract maintenance charge                             (2,650)         (628)          (6)          --            (1)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                    362,166       656,012       (1,000)         818           103            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                           673,992     1,808,080        6,344          818           102            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I           --            --           --           --            --            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                     (450,712)    1,768,642        3,044          827            86            --

NET ASSETS AT BEGINNING OF PERIOD                    2,830,392     1,061,750          827           --            --            --
                                                  ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $  2,379,680  $  2,830,392  $     3,871  $       827  $         86  $         --
                                                  ============  ============  ===========  ===========  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period             201,082        70,680           64           --            --            --
   Units issued                                        182,154       151,104          968           64            15            --
   Units redeemed                                     (132,622)      (20,702)        (584)          --            (4)           --
                                                  ------------  ------------  -----------  -----------  ------------  ------------
   Units outstanding at end of period                  250,614       201,082          448           64            11            --
                                                  ============  ============  ===========  ===========  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Oppenheimer Variable Account
                                                           OCC Accumulation Trust Sub-Accounts               Funds Sub-Accounts
                                                  -----------------------------------------------------  ---------------------------

                                                  OCC Science and Technology        OCC Small Cap             Oppenheimer Bond
                                                  --------------------------  --------------------------  -------------------------

                                                      2002        2001 (h)       2002        2001 (h)        2002          2001
                                                  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $       (28) $         (8) $        (10) $         (1) $    348,246  $    180,535
Net realized gains (losses)                              (488)            2            71            --        11,237        16,116
Change in unrealized gains (losses)                    (1,032)          520          (280)           56       161,855        (9,734)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                     (1,548)          514          (219)           55       521,338       186,917
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   --         2,042           452           413       637,203     1,849,650
Benefit payments                                           --            --            --            --       (33,196)           --
Payments on termination                                (1,154)           --            --            --      (627,946)      (77,513)
Contract maintenance charge                                (6)           --            (3)           --        (2,360)          813
Transfers among the sub-accounts
   and with the Fixed Account - net                     1,073            --           100            --     2,914,093       721,248
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                              (87)        2,042           549           413     2,887,794     2,494,198
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amoounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      (1,635)        2,556           330           468     3,409,132     2,681,115

NET ASSETS AT BEGINNING OF PERIOD                       2,556            --           468            --     5,325,476     2,644,361
                                                  -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $       921  $      2,556  $        798  $        468  $  8,734,608  $  5,325,476
                                                  ===========  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period                163            --            39            --       477,018       251,952
   Units issued                                            94           163            50            39       527,920       281,995
   Units redeemed                                        (139)           --            (3)           --      (278,578)      (56,929)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                      118           163            86            39       726,360       477,018
                                                  ===========  ============  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                                   Oppenheimer Variable Account Funds Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                        Oppenheimer
                                                    Capital Appreciation    Oppenheimer Global Securities  Oppenheimer High Income
                                                  ------------------------- ----------------------------- -------------------------

                                                     2002          2001          2002           2001           2002         2001
                                                  -----------  ------------  ------------   ------------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $   (46,575) $    (43,947) $    (45,001)  $    (33,324)  $   122,494  $    61,913
Net realized gains (losses)                          (852,622)      213,762      (540,813)       247,433      (106,921)      (7,062)
Change in unrealized gains (losses)                (1,332,546)     (928,165)   (1,032,633)      (676,642)      (79,484)     (60,088)
                                                  -----------  ------------  ------------   ------------   -----------  -----------

Increase (decrease) in net assets
   from operations                                 (2,231,743)     (758,350)   (1,618,447)      (462,533)      (63,911)      (5,237)
                                                  -----------  ------------  ------------   ------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              916,593     3,448,851       745,684      2,719,718       237,616      540,545
Benefit payments                                      (71,757)           --       (83,481)            --            --           --
Payments on termination                              (863,723)     (148,589)   (1,159,223)      (192,198)      (65,360)     (39,451)
Contract maintenance charge                            (6,030)       (1,187)       (4,788)          (632)         (735)         108
Transfers among the sub-accounts
   and with the Fixed Account - net                    11,031     1,662,569       499,197      1,644,416      (363,745)     155,741
                                                  -----------  ------------  ------------   ------------   -----------  -----------

Increase (decrease) in net assets
   from capital transactions                          (13,886)    4,961,644        (2,611)     4,171,304      (192,224)     656,943
                                                  -----------  ------------  ------------   ------------   -----------  -----------
Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --             --            --           --
                                                  -----------  ------------  ------------   ------------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                  (2,245,629)    4,203,294    (1,621,058)     3,708,771      (256,135)     651,706

NET ASSETS AT BEGINNING OF PERIOD                   7,148,106     2,944,812     6,023,454      2,314,683     1,317,816      666,110
                                                  -----------  ------------  ------------   ------------   -----------  -----------

NET ASSETS AT END OF PERIOD                       $ 4,902,477  $  7,148,106  $  4,402,396   $  6,023,454   $ 1,061,681  $ 1,317,816
                                                  ===========  ============  ============   ============   ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period            652,728       231,990       472,644        157,682       136,928       69,642
   Units issued                                       371,528       488,298       255,586        371,095        68,723       78,556
   Units redeemed                                    (404,110)      (67,560)     (278,726)       (56,133)      (91,096)     (11,270)
                                                  -----------  ------------  ------------   ------------   -----------  -----------
  Units outstanding at end of period                  620,146       652,728       449,504        472,644       114,555      136,928
                                                  ===========  ============  ============   ============   ===========  ===========

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                         Oppenheimer                Oppenheimer
                                                    Variable Account Funds     Variable Account Funds     PIMCO Variable Insurance
                                                         Sub-Accounts       (Service Class) Sub-Account      Trust Sub-Accounts
                                                  -------------------------  --------------------------  --------------------------

                                                   Oppenheimer Main Street    Oppenheimer Main Street
                                                      Small Cap Growth       Small Cap (Service Class)         Foreign Bond
                                                  -------------------------  --------------------------  --------------------------

                                                     2002          2001          2002        2001 (h)       2002         2001 (h)
                                                  -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                      $   (28,981) $    (16,087) $       (147) $        (12) $        601  $          2
Net realized gains (losses)                           (34,293)      (26,782)         (263)           --           403            --
Change in unrealized gains (losses)                  (366,059)      110,656        (1,502)          401         1,290            (6)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from operations                                   (429,333)       67,787        (1,912)          389         2,294            (4)
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                              470,471       754,200         8,126         3,301        95,582           750
Benefit payments                                      (31,165)       (3,210)           --            --            --            --
Payments on termination                              (400,361)      (63,436)           --            --            --            --
Contract maintenance charge                            (2,822)         (754)          (13)           --            (7)           --
Transfers among the sub-accounts
   and with the Fixed Account - net                   480,140       472,816        (1,414)           --         9,068            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
   from capital transactions                          516,263     1,159,616         6,699         3,301       104,643           750
                                                  -----------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I          --            --            --            --            --            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                      86,930     1,227,403         4,787         3,690       106,937           746

NET ASSETS AT BEGINNING OF PERIOD                   1,991,007       763,604         3,690            --           746            --
                                                  -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                       $ 2,077,937  $  1,991,007  $      8,477  $      3,690  $    107,683  $        746
                                                  ===========  ============  ============  ============  ============  ============

UNITS OUTSTANDING
  Units outstanding at beginning of period            158,771        59,886           309            --            74            --
   Units issued                                       150,309       117,408           704           309         9,990            74
   Units redeemed                                    (109,877)      (18,523)         (156)           --           (28)           --
                                                  -----------  ------------  ------------  ------------  ------------  ------------
  Units outstanding at end of period                  199,203       158,771           857           309        10,036            74
                                                  ===========  ============  ============  ============  ============  ============

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                             Putnam Variable
                                                        PIMCO Variable Insurance Trust Sub-Accounts        Trust Sub-Accounts
                                                     -------------------------------------------------  ------------------------

                                                           Money Market           Total Return (d)            VT High Yield
                                                     ------------------------ ------------------------  ------------------------

                                                        2002        2001 (h)     2002        2001 (h)      2002        2001 (h)
                                                     -----------  ----------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                         $        (9) $         4 $       795  $         7  $       859  $       (11)
Net realized gains (losses)                                   --           --       1,312            6          (20)          --
Change in unrealized gains (losses)                           --           --         792          (19)       3,278          122
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from operations                                            (9)           4       2,899           (6)       4,117          111
                                                     -----------  ----------- -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                   3,728        3,722      95,250          664      101,569        4,155
Benefit payments                                              --           --          --           --           --           --
Payments on termination                                   (1,602)          --          --           --           --           --
Contract maintenance charge                                  (18)          --          (7)          --          (17)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                        1,061           --       9,130           --        7,886          460
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                               3,169        3,722     104,373          664      109,438        4,615
                                                     -----------  ----------- -----------  -----------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I             --           --          --           --           --           --
                                                     -----------  ----------- -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                          3,160        3,726     107,272          658      113,555        4,726

NET ASSETS AT BEGINNING OF PERIOD                          3,726           --         658           --        4,726           --
                                                     -----------  ----------- -----------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                          $     6,886  $     3,726 $   107,930  $       658  $   118,281  $     4,726
                                                     ===========  =========== ===========  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                   372           --          66           --          448           --
   Units issued                                              497          372      10,030           66       11,052          448
   Units redeemed                                           (181)          --         (26)          --          (22)          --
                                                     -----------  ----------- -----------  -----------  -----------  -----------
  Units outstanding at end of period                         688          372      10,070           66       11,478          448
                                                     ===========  =========== ===========  ===========  ===========  ===========

(d) Previously know as Total Return Bond

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                        Putnam Variable            Rydex Variable       Salomon Brothers Variable
                                                       Trust Sub-Accounts        Trust Sub-Account      Series Funds Sub- Account
                                                    ------------------------  ------------------------  -------------------------

                                                       VT International
                                                       Growth and Income              Rydex OTC                  Capital
                                                    ------------------------  ------------------------  ------------------------

                                                        2002       2001 (h)       2002      2001 (h)       2002       2001 (h)
                                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)                        $       (35) $       (10) $       (13)  $       --  $       (50) $        21
Net realized gains (losses)                                  --           (1)        (704)          --          (10)          --
Change in unrealized gains (losses)                        (520)         132          (16)          --       (1,403)         317
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from operations                                         (555)         121         (733)          --       (1,463)         338
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS
Deposits                                                     --        3,635        1,689           --          332        4,871
Benefit payments                                             --           --           --           --           --           --
Payments on termination                                      --           --           --           --           --           --
Contract maintenance charge                                  (5)          --           --           --           (4)          --
Transfers among the sub-accounts
   and with the Fixed Account - net                         (41)          --         (921)          --          124           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets
   from capital transactions                                (46)       3,635          768           --          452        4,871
                                                    -----------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in amounts retained in
   Allstate Financial Advisors Separate Account I            --           --           --           --           --           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS                          (601)       3,756           35           --       (1,011)       5,209

NET ASSETS AT BEGINNING OF PERIOD                         3,756           --           --           --        5,209           --
                                                    -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS AT END OF PERIOD                         $     3,155  $     3,756  $        35  $        --  $     4,198  $     5,209
                                                    ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                  345           --           --           --          468           --
   Units issued                                               3          345          142           --           47          468
   Units redeemed                                            (7)          --         (138)          --           (4)          --
                                                    -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of period                       341          345            4           --          511          468
                                                    ===========  ===========  ===========  ===========  ===========  ===========

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                    The Universal Institutional
                                                      Funds, Inc. Sub-Account       Van Kampen Life Investment Trust Sub-Accounts
                                                   -----------------------------  ------------------------------------------------

                                                   Van Kampen UIF High Yield (e)       LIT Comstock           LIT Domestic Income
                                                   -----------------------------  ------------------------  ----------------------

                                                        2002         2001 (h)         2002         2001      2002 (f)        2001
                                                    -----------    -----------    -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                        $    10,325    $       474    $   (21,934) $   (24,499) $   54,866  $   18,689
Net realized gains (losses)                                (317)            --        (95,611)      (9,460)    (34,418)      1,162
Change in unrealized gains (losses)                      (6,212)          (331)      (764,149)    (140,223)    (25,597)     21,122
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in net assets
    from operations                                       3,796            143       (881,694)    (174,182)     (5,149)     40,973
                                                    -----------    -----------    -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                100,151          4,150        679,087    2,500,785      88,379     281,237
Benefit payments                                             --             --         (9,738)          --          --          --
Payments on termination                                  (2,707)            --       (205,312)    (107,764)    (20,063)    (45,433)
Contract maintenance charge                                 (12)            --         (3,542)        (356)       (113)         68
Transfers among the sub-accounts
    and with the Fixed Account - net                      5,821             --        624,083      559,300    (809,297)    118,599
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in net assets
    from capital transactions                           103,253          4,150      1,084,578    2,951,965    (741,094)    354,471
                                                    -----------    -----------    -----------  -----------  ----------  ----------

Increase (decrease) in amounts retained in
    Allstate Financial Advisors Separate Account I           --             --             --           --          --          --
                                                    -----------    -----------    -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS                       107,049          4,293        202,884    2,777,783    (746,243)    395,444

NET ASSETS AT BEGINNING OF PERIOD                         4,293             --      3,253,536      475,753     746,243     350,799
                                                    -----------    -----------    -----------  -----------  ----------  ----------

NET ASSETS AT END OF PERIOD                         $   111,342    $     4,293    $ 3,456,420  $ 3,253,536  $       --  $  746,243
                                                    ===========    ===========    ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of period                 410             --        271,535       38,222      65,168       33,266
    Units issued                                         11,697            410        240,746      288,347      36,378       39,189
    Units redeemed                                         (473)            --       (150,326)     (55,034)   (101,546)      (7,287)
                                                    -----------    -----------    -----------  -----------  ----------  -----------
   Units outstanding at end of period                    11,634            410        361,955      271,535          --       65,168
                                                    ===========    ===========    ===========  ===========  ==========  ===========

 (e) Previously known as UIF High Yield

 (f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

 (h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

 See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------

                                                                   Van Kampen Life Investment Trust Sub-Accounts
                                                     -----------------------------------------------------------------------

                                                                                      LIT
                                                        LIT Emerging Growth        Government          LIT Money Market
                                                     --------------------------    -----------    --------------------------

                                                        2002           2001         2002 (g)         2002           2001
                                                     -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS
Net investment income (loss)                         $   (36,217)   $   (35,027)   $    (9,351)   $    (3,965)   $    39,501
Net realized gains (losses)                             (348,018)      (106,175)         7,085             --             --
Change in unrealized gains (losses)                   (1,153,477)      (821,152)        64,151             --             --
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
    from operations                                   (1,537,712)      (962,354)        61,885         (3,965)        39,501
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM CAPITAL TRANSACTIONS
Deposits                                                 625,847      2,480,607         66,961        946,370      1,361,761
Benefit payments                                         (32,768)            --         (1,312)           (66)            --
Payments on termination                                 (441,259)      (141,588)       (54,147)      (589,145)      (204,847)
Contract maintenance charge                               (4,686)        (1,891)          (433)        (7,230)        (1,687)
Transfers among the sub-accounts
    and with the Fixed Account - net                     435,753        795,907      1,222,732        820,425      1,002,267
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
    from capital transactions                            582,887      3,133,035      1,233,801      1,170,354      2,157,494
                                                     -----------    -----------    -----------    -----------    -----------

Increase (decrease) in amounts retained in
    Allstate Financial Advisors Separate Account I            --             --             --             --             --
                                                     -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                       (954,825)     2,170,681      1,295,686      1,166,389      2,196,995

NET ASSETS AT BEGINNING OF PERIOD                      4,015,402      1,844,721             --      3,032,384        835,389
                                                     -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                          $ 3,060,577    $ 4,015,402    $ 1,295,686    $ 4,198,773    $ 3,032,384
                                                     ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
   Units outstanding at beginning of period              381,854        118,584             --        279,441         78,720
    Units issued                                         280,543        307,655        172,934        472,392        438,075
    Units redeemed                                      (225,704)       (44,385)       (51,148)      (364,682)      (237,354)
                                                     -----------    -----------    -----------    -----------    -----------
   Units outstanding at end of period                    436,693        381,854        121,786        387,151        279,441
                                                     ===========    ===========    ===========    ===========    ===========

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    Van Kampen Life Investment
                                                    Trust (Class II) Sub-Account
                                                   -----------------------------

                                                            LIT Growth
                                                       and Income (Class II)
                                                   -----------------------------

                                                        2002        2001 (h)
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS
Net investment income (loss)                         $      (68)   $       --
Net realized gains (losses)                              (1,329)           --
Change in unrealized gains (losses)                        (517)           --
                                                     ----------    ----------
Increase (decrease) in net assets
     from operations                                     (1,914)           --
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL TRANSACTIONS
Deposits                                                 10,894            --
Benefit payments                                             --            --
Payments on termination                                      --            --
Contract maintenance charge                                  (6)           --
Transfers among the sub-accounts
     and with the Fixed Account - net                    (4,420)           --
                                                     ----------    ----------
Increase (decrease) in net assets
     from capital transactions                            6,468            --
                                                     ----------    ----------
Increase (decrease) in amounts retained in
     Allstate Financial Advisors Separate Account I          --            --
                                                     ----------    ----------
INCREASE (DECREASE) IN NET ASSETS                         4,554            --

NET ASSETS AT BEGINNING OF PERIOD                            --            --
                                                     ----------    ----------

NET ASSETS AT END OF PERIOD                          $    4,554    $       --
                                                     ==========    ==========

UNITS OUTSTANDING
     Units outstanding at beginning of period                --            --
       Units issued                                       1,288            --
       Units redeemed                                      (785)           --
                                                     ----------    ----------
     Units outstanding at end of period                     503            --
                                                     ==========    ==========

(h)  For the Period Beginning October 1, 2001 and Ended December 31, 2001


See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by The Allstate Corporation. On September 11, 2002, the boards of directors of Allstate and Northbrook Life Insurance Company ("Northbrook Life") approved the merger of Northbrook Life into Allstate, which was effective January 1, 2003. In conjunction with the merger, the Northbrook Variable Annuity Account and Northbrook Variable Annuity Account II, Separate Accounts of Northbrook Life, merged with the Account. See Note 3 for further information. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     Allstate issues two variable annuity contracts, SelectDirections and the Allstate Financial Personal Retirement Manager ("Retirement Manager") (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

        AIM VARIABLE INSURANCE FUNDS                   LAZARD RETIREMENT SERIES, INC.
          AIM V.I. Capital Appreciation                  Emerging Markets
          AIM V.I. Core Equity (Previously known as    LSA VARIABLE SERIES TRUST
              AIM V.I. Growth and Income)                LSA Aggressive Growth
          AIM V.I. Dent Demographics                     LSA Balanced
          AIM V.I. Diversified Income                    LSA Basic Value
          AIM V.I. International Growth (Previously      LSA Blue Chip
              known as AIM V.I. International Equity)    LSA Capital Appreciation
          AIM V.I. Premier Equity (Previously known      LSA Disciplined Equity
              as AIM V.I. Value)                         LSA Diversified Mid Cap
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND        LSA Emerging Growth Equity
          VIP Contrafund                                 LSA Focused Equity
          VIP Growth                                     LSA Growth Equity
          VIP High Income                                LSA Mid Cap Value
          VIP Index 500                                  LSA Value Equity
          VIP Investment Grade Bond                    MFS VARIABLE INSURANCE TRUST
          VIP Overseas                                   MFS Bond
        FIDELITY VARIABLE INSURANCE PRODUCTS FUND        MFS High Income
          (SERVICE CLASS 2)                              MFS Investors Trust
          VIP Equity-Income (Service Class 2)            MFS New Discovery
          VIP Investment Grade Bond (Service           MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)
              Class 2)                                   MFS New Discovery (Service Class)
          VIP Overseas (Service Class 2)                 MFS Utilities (Service Class)
        JANUS ASPEN SERIES (SERVICE SHARES)            OCC ACCUMULATION TRUST
          Global Value (Service Shares)                  OCC Science and Technology
          Worldwide Growth (Service Shares)              OCC Small Cap

--------------------------------------------------------------------------------

1.   ORGANIZATION (CONTINUED)

      OPPENHEIMER VARIABLE ACCOUNT FUNDS           PUTNAM VARIABLE TRUST
        Oppenheimer Bond                             VT High Yield
        Oppenheimer Capital Appreciation             VT International Growth and Income
        Oppenheimer Global Securities              RYDEX VARIABLE TRUST
        Oppenheimer High Income                      Rydex OTC
        Oppenheimer Main Street Small Cap          SALOMON BROTHERS VARIABLE SERIES FUNDS
          Growth                                     Capital
      OPPENHEIMER VARIABLE ACCOUNT FUNDS           THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
       (SERVICE CLASS)                               Van Kampen UIF High Yield (Previously
        Oppenheimer Main Street Small Cap              known as UIF High Yield)
          Growth (Service Class)                   VAN KAMPEN LIFE INVESTMENT TRUST
        Oppenheimer International Growth             LIT Comstock
          (Service Class)*                           LIT Domestic Income (Merged with LIT
      PIMCO VARIABLE INSURANCE TRUST                   Government)
        Foreign Bond                                 LIT Emerging Growth
        Money Market                                 LIT Government
        Total Return (Previously known as            LIT Money Market
          Total Return Bond)                       VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
                                                     LIT Growth and Income (Class II)

          * Fund was available, but had no activity as of December 31, 2002.

     Allstate provides insurance and administrative services to the contractholders for a fee. Allstate also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

     Allstate has made investments in the funds of LSA Variable Series Trust ("Trust") in order to establish and enhance the diversification of the funds within the Trust. The Trust is managed by LSA Asset Management, LLC (the "Manager"), a wholly-owned subsidiary of Allstate, pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%. Since Allstate did not purchase a variable annuity contract, the expenses described in Note 4 are not deducted from Allstate's investment in the Trust.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Funds' ex-distribution date.

--------------------------------------------------------------------------------

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   MERGER

     On September 11, 2002, the boards of directors of Allstate and Northbrook Life approved the merger of Northbrook Life into Allstate (the "Merger"). Allstate and Northbrook Life will consummate the Merger on January 1, 2003. Allstate will be the surviving legal entity and Northbrook Life will no longer exist as an independent entity as a result of the Merger. In conjunction with the Merger, the Northbrook Variable Annuity Account ("VA") and Northbrook Variable Annuity Account II ("VA II") will merge with the Account. Collectively, the Account, VA, and VA II are referred to as the "Separate Accounts". The fixed accounts of VA and VA II will also be merged on January 1, 2003 with the Fixed Account maintained by Allstate.

     At December 31, 2002, the VA, VA II and the Account offered 11, 53, and 59 variable sub-accounts, respectively. The eleven sub-accounts offered by VA were invested in the same underlying funds as eleven of the sub-accounts offered by VA II. Additionally, five sub-accounts offered by VA II were invested in the same underlying funds as five of the sub-accounts offered by the Account. Upon completion of the merger on January 1, 2003, the Account will offer 107 sub-accounts giving effect to the combination of consistent underlying Funds investments.

     The merger of the Separate Accounts, including the combination of overlapping sub-accounts, will require no adjustments and will not change the number of units and accumulation unit values of the contractholders' interests in the sub-accounts. Additionally, the contracts and related fee structures offered through the VA and VA II will not change as a result of the merger with the Account. All fees previously assessed by Northbrook Life will be assessed by Allstate subsequent to December 31, 2002. The table below presents a listing of the net assets applicable to the sub-accounts giving effect to the Merger as of December 31, 2002.

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

                    PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS
                                DECEMBER 31, 2002

                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
     AIM V. I. Capital Appreciation                    $     2,649,338     $            --     $    21,154,818     $    23,804,156
     AIM V. I. Core Equity                                   2,411,868                                                   2,411,868
     AIM V. I. Dent Demographics                                 7,747                                                       7,747
     AIM V. I. Diversified Income                            1,036,826                                                   1,036,826
     AIM V. I. Growth                                                                               10,486,057          10,486,057
     AIM V. I. International Growth                          1,105,448                                                   1,105,448
     AIM V. I. Premier Equity                                1,966,890                              43,535,051          45,501,941

Alliance Variable Product Series Fund
     Alliance Growth                                                                                12,173,298          12,173,298
     Alliance Growth & Income                                                                      135,646,350         135,646,350
     Alliance Premier Growth                                                                        29,035,477          29,035,477

Fidelity Variable Insurance Products Fund
     VIP Contrafund                                          3,930,762                                                   3,930,762
     VIP Growth                                              3,443,125                                                   3,443,125
     VIP High Income                                           696,733                                                     696,733
     VIP Index 500                                           4,452,989                                                   4,452,989
     VIP Investment Grade Bond                               5,077,425                                                   5,077,425
     VIP Overseas                                            1,166,090                                                   1,166,090

Fidelity Variable Insurance Products Fund (Service
   Class 2)
     VIP Equity-Income (Service Class 2)                         7,222                                                       7,222
     VIP Investment Grade Bond (Service Class 2)               129,151                                                     129,151
     VIP Overseas (Service Class 2)                              3,156                                                       3,156

Janus Aspen Series (Service Shares)
     Global Value (Service Shares)                               8,212                                                       8,212
     Worldwide Growth (Service Shares)                           8,662                                                       8,662

Lazard Retirement Series, Inc.
     Emerging Markets                                            5,176                                                       5,176

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002

                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
LSA Variable Series Trust
     LSA Aggressive Growth                             $     1,609,732     $            --     $     1,902,072     $     3,511,804
     LSA Balanced                                            4,707,772                                                   4,707,772
     LSA Basic Value                                         1,889,631                                                   1,889,631
     LSA Blue Chip                                           1,787,336                                                   1,787,336
     LSA Capital Appreciation                                2,119,259                                                   2,119,259
     LSA Disciplined Equity                                  6,552,583                                                   6,552,583
     LSA Diversified Mid Cap                                 2,440,867                                                   2,440,867
     LSA Emerging Growth Equity                              2,922,350                                                   2,922,350
     LSA Focused Equity                                      3,159,482                                                   3,159,482
     LSA Growth Equity                                       3,587,419                                                   3,587,419
     LSA Mid Cap Value                                       2,477,979                                                   2,477,979
     LSA Value Equity                                        4,598,389                                                   4,598,389

MFS Variable Insurance Trust
     MFS Bond                                                2,262,877                                                   2,262,877
     MFS High Income                                           446,764                                                     446,764
     MFS Investors Trust                                     1,806,065                                                   1,806,065
     MFS New Discovery                                       2,379,680                                                   2,379,680

MFS Variable Insurance Trust (Service Class)
     MFS New Discovery (Service Class)                           3,871                                                       3,871
     MFS Utilities (Service Class)                                  86                                                          86

Morgan Stanley Variable Investment Series
     Aggressive Equity                                                                              37,744,391          37,744,391
     Dividend Growth                                                            16,175,433         762,851,012         779,026,445
     Equity                                                                     23,039,815         572,558,344         595,598,159
     European Growth                                                             3,838,954         178,747,148         182,586,102
     Global Advantage                                                                   --          21,521,435          21,521,435
     Global Dividend Growth                                                      2,248,250         187,920,626         190,168,876
     High Yield                                                                  2,422,542          41,082,879          43,505,421
     Income Builder                                                                255,457          46,838,848          47,094,305
     Information                                                                                     1,960,815           1,960,815
     Limited Duration                                                                               69,290,700          69,290,700
     Money Market                                                               10,387,894         391,619,468         402,007,362
     Pacific Growth                                                                291,483          18,027,664          18,319,147
     Quality Income Plus                                                         9,139,207         388,576,672         397,715,879
     S&P 500 Index                                                                                 104,608,980         104,608,980
     Strategist                                                                 15,900,893         336,030,851         351,931,744
     Utilities                                                                   4,484,266         175,038,501         179,522,767

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002


                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------

                                                     Allstate Financial                                           Allstate Financial
                                                     Advisors Separate   Northbrook Variable Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                               Account I        Annuity Account   Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Variable Investment Series (Class
   Y Shares)
     Aggressive Equity (Class Y Shares)                $            --     $            --     $    17,226,203     $    17,226,203
     Dividend Growth (Class Y Shares)                                                               68,922,746          68,922,746
     Equity (Class Y Shares)                                                                        63,832,081          63,832,081
     European Growth (Class Y Shares)                                                               21,754,695          21,754,695
     Global Advantage (Class Y Shares)                                                               5,211,886           5,211,886
     Global Dividend Growth (Class Y Shares)                                                        20,620,654          20,620,654
     High Yield (Class Y Shares)                                                                    10,638,797          10,638,797
     Income Builder (Class Y Shares)                                                                13,400,928          13,400,928
     Information (Class Y Shares)                                                                    5,043,719           5,043,719
     Limited Duration (Class Y Shares)                                                              70,980,957          70,980,957
     Money Market (Class Y Shares)                                                                 131,413,323         131,413,323
     Pacific Growth (Class Y Shares)                                                                 2,619,407           2,619,407
     Quality Income Plus (Class Y Shares)                                                           99,129,739          99,129,739
     S&P 500 Index (Class Y Shares)                                                                 61,908,782          61,908,782
     Strategist (Class Y Shares)                                                                    55,794,328          55,794,328
     Utilities (Class Y Shares)                                                                     19,653,084          19,653,084

OCC Accumulation Trust
     OCC Science and Technology                                    921                                                         921
     OCC Small Cap                                                 798                                                         798

Oppenheimer Variable Account Funds
     Oppenheimer Bond                                        8,734,608                                                   8,734,608
     Oppenheimer Capital Appreciation                        4,902,477                                                   4,902,477
     Oppenheimer Global Securities                           4,402,396                                                   4,402,396
     Oppenheimer High Income                                 1,061,681                                                   1,061,681
     Oppenheimer Main Street Small Cap Growth                2,077,937                                                   2,077,937

Oppenheimer Variable Account Funds (Service Class ("SC"))
     Oppenheimer Main Street Small Cap Growth (SC)               8,477                                                       8,477

PIMCO Variable Insurance Trust
     Foreign Bond                                              107,683                                                     107,683
     Money Market                                                6,886                                                       6,886
     Total Return                                              107,930                                                     107,930

--------------------------------------------------------------------------------

3.   MERGER (CONTINUED)

              PRO FORMA SCHEDULE OF SUB-ACCOUNT ASSETS (CONTINUED)
                                DECEMBER 31, 2002


                                                                             Pre-Merger                              Post-Merger
------------------------------------------------------------------------------------------------------------------------------------
                                                    Allstate Financial                                            Allstate Financial
                                                    Advisors Separate   Northbrook Variable  Northbrook Variable  Advisors Separate
SUB-ACCOUNT                                              Account I        Annuity Account    Annuity Account II       Account I
------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust
     VT Growth and Income                             $            --     $            --      $    30,708,551     $    30,708,551
     VT High Yield                                            118,281                                                      118,281
     VT International Growth                                                                        48,013,703          48,013,703
     VT International Growth and Income                         3,155                                                        3,155
     VT Small Cap Value                                                                             20,193,705          20,193,705
     VT Voyager                                                                                     34,395,037          34,395,037

Rydex Variable Trust
     Rydex OTC                                                     35                                                           35

Salomon Brothers Variable Series Funds
     Capital                                                    4,198                                                        4,198

The Universal Institutional Funds, Inc.
     UIF Emerging Markets Equity                                                                    21,571,826          21,571,826
     UIF Equity Growth                                                                              47,599,623          47,599,623
     UIF International Magnum                                                                       19,087,765          19,087,765
     UIF Mid Cap Growth                                                                              6,544,012           6,544,012
     UIF Mid Cap Value                                                                              75,421,246          75,421,246
     UIF U.S. Real Estate                                                                           44,037,989          44,037,989
     Van Kampen UIF High Yield                                111,342                                                      111,342

Van Kampen Life Investment Trust
     LIT Comstock                                           3,456,420                               19,704,044          23,160,464
     LIT Emerging Growth                                    3,060,577                               82,915,649          85,976,226
     LIT Government                                         1,295,686                                                    1,295,686
     LIT Money Market                                       4,198,773                                                    4,198,773

Van Kampen Life Investment Trust (Class II)
     LIT Comstock (Class II)                                                                        38,761,904          38,761,904
     LIT Emerging Growth (Class II)                                                                 24,441,575          24,441,575
     LIT Growth and Income (Class II)                           4,554                                                        4,554
                                                      ---------------     ---------------      ---------------     ---------------

            TOTAL NET ASSETS                          $   106,523,777     $    88,184,194      $ 4,769,899,415     $ 4,964,607,386
                                                      ===============     ===============      ===============     ===============

--------------------------------------------------------------------------------

4.   EXPENSES

     MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 1.70% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Allstate guarantees that the amount of this charge will not increase over the life of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

     ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate equal to .10% per annum of the average daily net assets of the Account. The administrative expense charge is recognized as a reduction in accumulation unit values.

     CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge of $35 on each Contract anniversary and guarantees that this charge will not increase over the life of the Contract. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as redemption of units.

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2002 were as follows:


                                                                             Purchases
                                                                          ---------------
     Investments in the AIM Variable Insurance Funds Sub-Accounts:
           AIM V. I. Capital Appreciation                                 $       972,141
           AIM V. I. Core Equity (a)                                            1,040,250
           AIM V. I. Dent Demographics                                             17,499
           AIM V. I. Diversified Income                                           566,268
           AIM V. I. International Growth (b)                                     417,755
           AIM V. I. Premier Equity (c)                                         1,130,630

     Investments in the Fidelity Variable Insurance Products Fund
        Sub-Accounts:
           VIP Contrafund                                                       1,752,847
           VIP Growth                                                           1,594,474
           VIP High Income                                                        351,586
           VIP Index 500                                                        2,426,199
           VIP Investment Grade Bond                                            2,337,705
           VIP Overseas                                                           491,597

     Investments in the Fidelity Variable Insurance Products Fund
        Service Class 2) Sub-Accounts:
           VIP Equity-Income (Service Class 2)                                     13,255
           VIP Investment Grade Bond (Service Class 2)                            115,830
           VIP Overseas (Service Class 2)                                           3,443

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
           Global Value (Service Shares)                                            9,614
           Worldwide Growth (Service Shares)                                       12,345

     Investments in the Lazard Retirement Series, Inc. Sub-Account:
           Emerging Markets                                                           489

     (a) Previously known as AIM V. I. Growth and Income

     (b) Previously known as AIM V. I. International Equity

     (c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                             Purchases
                                                                          ---------------
     Investments in the LSA Variable Series Trust Sub-Accounts:
           LSA Aggressive Growth                                          $         9,025
           LSA Balanced                                                            69,620
           LSA Basic Value                                                         10,610
           LSA Blue Chip                                                           19,711
           LSA Capital Appreciation                                                12,804
           LSA Disciplined Equity                                                  37,903
           LSA Diversified Mid Cap                                                  6,212
           LSA Emerging Growth Equity                                               1,959
           LSA Focused Equity                                                         983
           LSA Growth Equity                                                        2,279
           LSA Mid Cap Value                                                        7,223
           LSA Value Equity                                                           803

     Investments in MFS Variable Insurance Trust Sub-Accounts:
           MFS Bond                                                             1,055,566
           MFS High Income                                                        198,769
           MFS Investors Trust                                                    812,407
           MFS New Discovery                                                    1,088,098

     Investments in MFS Variable Insurance Trust (Service Class)
       Sub-Accounts:
           MFS New Discovery (Service Class)                                       11,522
           MFS Utilities (Service Class)                                              103

     Investments in the OCC Accumulation Trust Sub-Accounts:
           OCC Science and Technology                                               1,071
           OCC Small Cap                                                              623

     Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
           Oppenheimer Bond                                                     3,888,754
           Oppenheimer Capital Appreciation                                     1,887,611
           Oppenheimer Global Securities                                        1,490,378
           Oppenheimer High Income                                                568,549
           Oppenheimer Main Street Small Cap Growth                             1,043,763

     Investments in the Oppenheimer Variable Account Funds
       (Service Class ("SC")) Sub-Account:
           Oppenheimer Main Street Small Cap Growth (SC)                            8,145

--------------------------------------------------------------------------------

5.   PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                Purchases
                                                                              --------------
     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
          Foreign Bond                                                        $      106,292
          Money Market                                                                 4,916
          Total Return (d)                                                           107,113

     Investments in the Putnam Variable Trust Sub-Accounts:
          VT High Yield                                                              110,957
          VT International Growth and Income                                              44

     Investments in the Rydex Variable Trust Sub-Account:
          Rydex OTC                                                                    1,699

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
          Capital                                                                        467

     Investments in The Universal Institutional Funds, Inc. Sub-Account:
          Van Kampen UIF High Yield (e)                                              118,253

     Investments in the Van Kampen Life Investment Trust Sub-Accounts:
          LIT Comstock                                                             1,663,375
          LIT Domestic Income (f)                                                    199,929
          LIT Emerging Growth                                                      1,191,800
          LIT Government (g)                                                       1,371,712
          LIT Money Market                                                         3,137,758

     Investments in the Van Kampen Life Investment Trust (Class II)
       Sub-Account:
          LIT Growth and Income (Class II)                                            13,061
                                                                              --------------

                                                                              $   33,515,794
                                                                              ==============

    (d) Previously know as Total Return Bond

    (e) Previously known as UIF High Yield

    (f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

    (g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Allstate, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     As explained in Note 4, the expense ratio represents mortality and expense risk charges and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the accumulation unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests.

        ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the accumulation unit values. Excluded are expenses of the underlying fund portfolio and charges made directly to contractholder accounts through the redemption of units.

        *** TOTAL RETURN - This represents the total return for the period and reflects those expenses that result in direct reductions in the accumulation unit values. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. In the year of launch, returns on new products were annualized to represent the return as if the contractholder was invested in the sub-account for the entire year. Total return is calculated using unrounded accumulation unit values.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                      At December 31,                  For the year ended December 31,
                                                    -------------------   --------------------------------------------------------

                                                       Accumulation        Investment           Expense                Total
                                                        Unit Value        Income Ratio*          Ratio**              Return***
                                                    ------------------    -------------     ---------------    -------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts:
     AIM V. I. Capital Appreciation
        2002                                        $  6.86 -  $  6.95         0.00 %       1.25%  -   1.65 %  -25.60 %  -  -25.30 %
        2001                                           9.22 -     9.31         0.00         1.25   -   1.65    -24.55    -  -24.24
     AIM V. I. Core Equity (a)
        2002                                           6.54 -     6.63         0.35         1.25   -   1.65    -16.97    -  -16.63
        2001                                           7.88 -     7.96         0.07         1.25   -   1.65    -24.11    -  -23.80
     AIM V. I. Dent Demographics
        2002                                           8.32 -     8.32         0.00         1.50   -   1.50    -33.22    -  -33.22
        2001 (h)                                      12.46 -    12.46         0.00         1.50   -   1.50     24.59    -   24.59

(a) Previously known as AIM V. I. Growth and Income

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,                For the year ended December 31,
                                                        ----------------    ------------------------------------------------------
                                                          Accumulation        Investment        Expense              Total
                                                           Unit Value        Income Ratio*      Ratio**             Return***
                                                        ----------------    -------------   --------------    --------------------
Investments in the AIM Variable Insurance Funds
  Sub-Accounts (continued):
     AIM V. I. Diversified Income
        2002                                            $ 10.21 - $ 10.28          9.05 %   1.25 % -  1.45 %    0.83 %  -     1.03 %
        2001                                              10.13 -   10.18          9.05     1.25   -  1.45      2.09    -     2.30
     AIM V. I. International Equity (b)
        2002                                               6.70 -    6.79          0.64     1.25   -  1.65    -17.06    -   -16.72
        2001                                               8.07 -    8.15          0.42     1.25   -  1.65    -24.79    -   -24.49
     AIM V. I. Premier Equity (c)
        2002                                               5.90 -    5.99          0.39     1.25   -  1.65    -31.40    -   -31.13
        2001                                               8.61 -    8.69          0.17     1.25   -  1.65    -14.00    -   -13.66

Investments in the Fidelity Variable Insurance Products
  Fund Sub-Accounts:
     VIP Contrafund
        2002                                               8.14 -    8.25          0.80     1.25   -  1.65    -10.83    -   -10.48
        2001                                               9.12 -    9.21          0.42     1.25   -  1.65    -13.69    -   -13.34
     VIP Growth
        2002                                               6.04 -    6.13          0.25     1.25   -  1.65    -31.25    -   -30.98
        2001                                               8.79 -    8.88          0.05     1.25   -  1.65    -19.01    -   -18.68
     VIP High Income
        2002                                               6.88 -    6.92          9.55     1.25   -  1.45      1.95    -     2.16
        2001                                               6.71 -    6.78          8.48     1.25   -  1.65    -13.15    -   -12.84
     VIP Index 500
        2002                                               6.58 -    6.67          1.16     1.25   -  1.65    -23.52    -   -23.22
        2001                                               8.60 -    8.69          0.69     1.25   -  1.65    -13.55    -   -13.20
     VIP Investment Grade Bond
        2002                                              12.73 -   12.90          3.02     1.25   -  1.65      8.54    -     8.97
        2001                                              11.73 -   11.84          2.84     1.25   -  1.65      6.68    -     7.11
     VIP Overseas
        2002                                               6.33 -    6.37          0.80     1.25   -  1.45    -21.43    -   -21.27
        2001                                               8.02 -    8.10          3.42     1.25   -  1.65    -22.47    -   -22.15

(b) Previously known as AIM V. I. International Equity

(c) Previously known as AIM V. I. Value

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          ----------------  -----------------------------------------------------
                                                           Accumulation      Investment        Expense               Total
                                                            Unit Value      Income Ratio*      Ratio**             Return***
                                                          ----------------  -------------   --------------    -------------------
Investments in the Fidelity Variable Insurance Products
  Fund (Service Class 2) Sub-Accounts:
     VIP Equity-Income (Service Class 2)
        2002                                              $  8.93 - $ 8.93           0.53 %  1.50 %-  1.50 %  -18.40 % -   -18.40 %
        2001 (h)                                            10.94 -  10.94           0.00    1.50  -  1.50      9.41   -     9.41
     VIP Investment Grade Bond (Service Class 2)
        2002                                                10.79 -  10.79           0.62    1.50  -  1.50      8.44   -     8.44
        2001 (h)                                             9.95 -   9.95           0.00    1.50  -  1.50     -0.53   -    -0.53
     VIP Overseas (Service Class 2)
        2002                                                 8.62 -   8.62           0.85    1.50  -  1.50    -21.65   -   -21.65
        2001 (h)                                            11.00 -  11.00           0.00    1.50  -  1.50      9.98   -     9.98

Investments in the Janus Aspen Series (Service
  Shares) Sub-Accounts:
     Global Value (Service Shares)
        2002                                                10.21 -  10.21           0.93    1.50  -  1.50      2.10   -     2.10
        2001 (h)
                                                              --  -     --           0.00    0.00  -  0.00      0.00   -     0.00
     Worldwide Growth (Service Shares)
        2002                                                 8.27 -   8.27           1.27    1.50  -  1.50    -17.35   -   -17.35
        2001 (h)
                                                              --  -     --           0.00    0.00  -  0.00      0.00   -     0.00

Investments in the Lazard Retirement Series, Inc.
  Sub-Account:
     Emerging Markets
        2002                                                11.73 -  11.73           0.61    1.50  -  1.50    -2.98    -    -2.98
        2001 (h)                                            12.09 -  12.09           0.81    1.50  -  1.50     20.95   -    20.95

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,             For the year ended December 31,
                                                          ----------------   ----------------------------------------------------

                                                            Accumulation      Investment       Expense              Total
                                                             Unit Value      Income Ratio*     Ratio**            Return***
                                                          ----------------   -------------  --------------   --------------------
Investments in the LSA Variable Series Trust
  Sub-Accounts:
     LSA Aggressive Growth
        2002                                              $  7.74 - $  7.74         0.00 %  1.50 %-  1.50 %  -32.62 %  -   -32.62 %
        2001 (h)                                            11.48 -   11.48         0.00    1.50  -  1.50     14.82    -    14.82
     LSA Balanced
        2002                                                 8.20 -    8.20         1.22    1.50  -  1.50    -19.53    -   -19.53
        2001                                                10.19 -   10.19         1.87    1.50  -  1.50      1.86    -     1.86
     LSA Basic Value
        2002                                                 8.84 -    8.84         0.00    1.50  -  1.50    -22.88    -   -22.88
        2001 (h)                                            11.46 -   11.46         0.03    1.50  -  1.50     14.64    -    14.64
     LSA Blue Chip
        2002                                                 8.16 -    8.16         0.00    1.50  -  1.50    -27.30    -   -27.30
        2001 (h)                                            11.22 -   11.22         0.00    1.50  -  1.50     12.22    -    12.22
     LSA Capital Appreciation
        2002                                                 8.91 -    8.91         0.00    1.50  -  1.50    -29.73    -   -29.73
        2001 (h)                                            12.68 -   12.68         0.00    1.50  -  1.50     26.82    -    26.82
     LSA Disciplined Equity
        2002                                                 8.16 -    8.16         0.41    1.50  -  1.50    -26.38    -   -26.38
        2001                                                11.08 -   11.08         0.22    1.50  -  1.50     10.83    -    10.83
     LSA Diversified Mid Cap
        2002                                                 9.47 -    9.47         0.08    1.50  -  1.50    -20.46    -   -20.46
        2001 (h)                                            11.90 -   11.90         0.13    1.50  -  1.50     19.01    -    19.01
     LSA Emerging Growth Equity
        2002                                                 7.54 -    7.54         0.00    1.50  -  1.50    -42.77    -   -42.77
        2001                                                13.17 -   13.17         0.03    1.50  -  1.50     31.69    -    31.69
     LSA Focused Equity
        2002                                                 7.67 -    7.67         0.00    1.50  -  1.50    -30.87    -   -30.87
        2001                                                11.10 -   11.10         0.06    1.50  -  1.50     11.02    -    11.02
     LSA Growth Equity
        2002                                                 8.21 -    8.21         0.03    1.50  -  1.50    -25.51    -   -25.51
        2001                                                11.02 -   11.02         0.00    1.50  -  1.50     10.24    -    10.24
     LSA Mid Cap Value
        2002                                                10.92 -   10.92         0.20    1.50  -  1.50      9.21    -     9.21
        2001 (h)                                               -- -      --         0.00    0.00  -  0.00      0.00    -     0.00
     LSA Value Equity
        2002                                                 8.49 -    8.49         0.00    1.50  -  1.50    -23.34    -   -23.34
        2001                                                11.07 -   11.07         0.49    1.50  -  1.50     10.71    -    10.71

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          -----------------  ---------------------------------------------------

                                                            Accumulation      Investment        Expense              Total
                                                             Unit Value      Income Ratio*       Ratio**           Return***
                                                          -----------------  -------------  --------------    ------------------
Investments in MFS Variable Insurance Trust
  Sub-Accounts:
     MFS Bond
        2002                                              $ 12.22 - $ 12.39        5.84 %   1.25 % -  1.65 %    7.14 % -    7.57 %
        2001                                                11.41 -   11.52        4.58     1.25   -  1.65      6.92   -    7.35
     MFS High Income
        2002                                                 9.42 -    9.55        7.56     1.25   -  1.65      0.89   -    1.29
          2001                                               9.33 -    9.42        6.88     1.25   -  1.65      0.39   -    0.80
     MFS Investors Trust
        2002                                                 6.60 -    6.70        0.60     1.25   -  1.65    -22.10   -  -21.95
        2001                                                 8.54 -    8.58        0.43     1.25   -  1.45    -17.17   -  -17.00
     MFS New Discovery
        2002                                                 9.39 -    9.52        0.00     1.25   -  1.65    -32.75   -  -32.48
        2001                                                13.96 -   14.09        0.00     1.25   -  1.65     -6.59   -   -6.22

Investments in MFS Variable Insurance Trust (Service
  Class) Sub-Accounts:
     MFS New Discovery (Service Class)
        2002                                                 8.63 -    8.63        0.00     1.50   -  1.50    -32.83   -  -32.83
        2001 (h)                                            12.85 -   12.85        0.00     1.50   -  1.50     28.50   -   28.50
     MFS Utilities (Service Class)
        2002                                                 7.64 -    7.64        2.33     1.50   -  1.50    -23.57   -  -23.57
        2001 (h)                                               -- -      --        0.00     0.00   -  0.00      0.00   -    0.00

Investments in the OCC Accumulation Trust Sub-Accounts:
     OCC Science and Technology
        2002                                                 7.80 -    7.80        0.00     1.50   -  1.50    -50.34   -  -50.34
        2001 (h)                                            15.70 -   15.70        0.00     1.50   -  1.50     57.03   -   57.03
     OCC Small Cap
        2002                                                 9.29 -    9.29        0.00     1.50   -  1.50    -22.81   -  -22.81
        2001 (h)                                            12.03 -   12.03        0.00     1.50   -  1.50     20.33   -   20.33

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6.   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                           At December 31,              For the year ended December 31,
                                                          -----------------  ---------------------------------------------------

                                                            Accumulation      Investment        Expense             Total
                                                            Unit Value       Income Ratio*      Ratio**           Return***
                                                          -----------------  -------------  --------------    ------------------
Investments in the Oppenheimer Variable Account Funds
  Sub-Accounts:
     Oppenheimer Bond
        2002                                              $ 11.87 - $ 12.04        6.14 %   1.25 % - 1.65 %     7.29 % -    7.72 %
        2001                                                11.07 -   11.17        5.83     1.25   - 1.65       6.01   -    6.44
     Oppenheimer Capital Appreciation
        2002                                                 7.81 -    7.92        0.64     1.25   - 1.65     -28.06   -  -27.77
        2001                                                10.86 -   10.96        0.47     1.25   - 1.65     -14.02   -  -13.67
     Oppenheimer Global Securities
        2002                                                 9.68 -    9.81        0.60     1.25   - 1.65     -23.41   -  -23.10
        2001                                                12.64 -   12.76        0.51     1.25   - 1.65     -13.49   -  -13.14
     Oppenheimer High Income
        2002                                                 9.22 -    9.28       11.89     1.25   - 1.45      -3.80   -   -3.61
        2001                                                 9.59 -    9.63        7.52     1.25   - 1.45       0.49   -    0.69
     Oppenheimer Main Street Small Cap Growth
        2002                                                10.30 -   10.44        0.00     1.25   - 1.65     -17.13   -  -16.79
        2001                                                12.43 -   12.55        0.00     1.25   - 1.65      -2.00   -   -1.61

Investments in the Oppenheimer Variable Account Funds
  (Service Class) Sub-Account:
     Oppenheimer Main Street Small Cap Growth
       (Service Class)
        2002                                                 9.89 -    9.89        0.00     1.50   - 1.50     -17.19   -  -17.19
        2001 (h)                                            11.94 -   11.94        0.00     1.50   - 1.50      19.40   -   19.40

Investments in the PIMCO Variable Insurance Trust
  Sub-Accounts:
     Foreign Bond
        2002                                                10.73 -   10.73        1.96     1.50   - 1.50       6.58   -    6.58
        2001 (h)                                            10.07 -   10.07        0.80     1.50   - 1.50       0.68   -    0.68
     Money Market
        2002                                                10.01 -   10.01        1.68     1.50   - 1.50      -0.12   -   -0.12
        2001 (h)                                            10.02 -   10.02        0.70     1.50   - 1.50       0.17   -    0.17
     Total Return (d)
        2002                                                10.72 -   10.72        2.31     1.50   - 1.50       7.45   -    7.45
        2001 (h)                                             9.97 -    9.97        2.43     1.50   - 1.50      -0.25   -   -0.25

(d) Previously know as Total Return Bond

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                            At December 31,             For the year ended December 31,
                                                           -----------------  ----------------------------------------------------
                                                             Accumulation      Investment       Expense              Total
                                                              Unit Value      Income Ratio*     Ratio**            Return***
                                                           -----------------  -------------  -------------    --------------------

Investments in the Putnam Variable Trust Sub-Accounts:
     VT High Yield
        2002                                               $ 10.31 - $ 10.31         2.38 %  1.50 % - 1.50 %   -2.21 %  -    -2.21 %
        2001 (h)                                             10.54 -   10.54         0.00    1.50   - 1.50      5.38    -     5.38
     VT International Growth and Income
        2002                                                  9.24 -    9.24         0.52    1.50   - 1.50    -15.06    -   -15.06
        2001 (h)                                             10.88 -   10.88         0.00    1.50   - 1.50      8.79    -     8.79

Investments in the Rydex Variable Trust Sub-Account:
     Rydex OTC
        2002                                                  8.18 -    8.18         0.00    1.50   - 1.50    -18.23    -   -18.23
        2001 (h)                                                -- -      --         0.00    0.00   - 0.00      0.00    -     0.00

Investments in the Salomon Brothers Variable Series Funds
  Sub-Account:
     Capital
        2002                                                  8.22 -    8.22         0.45    1.50   - 1.50    -26.18    -   -26.18
        2001 (h)                                             11.14 -   11.14         1.34    1.50   - 1.50     11.37    -    11.37

Investments in The Universal Institutional Funds, Inc.
  Sub-Account:
     Van Kampen UIF High Yield (e)
        2002                                                  9.57 -    9.57        18.80    1.50   - 1.50     -8.66    -    -8.66
        2001 (h)                                             10.48 -   10.48        22.64    1.50   - 1.50      4.78    -     4.78

(e) Previously known as UIF High Yield

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

--------------------------------------------------------------------------------

6. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                         At December 31,               For the year ended December 31,
                                                        ------------------  ----------------------------------------------------
                                                           Accumulation      Investment        Expense               Total
                                                            Unit Value      Income Ratio*      Ratio**             Return***
                                                        ------------------  -------------  --------------    --------------------
Investments in the Van Kampen Life Investment Trust
  Sub-Accounts:
     LIT Comstock
        2002                                            $  9.44  - $  9.57        0.77 %   1.25 % -  1.65 %  -20.57 %  -   -20.25 %
        2001                                              11.89  -   12.00        0.00     1.25   -  1.65     -4.06    -    -3.68
     LIT Domestic Income (f)
        2002                                                 --  -      --       15.62     0.00   -  0.00      0.00    -     0.00
        2001                                              11.36  -   11.47        4.74     1.25   -  1.65      8.16    -     8.60
     LIT Emerging Growth
        2002                                               6.93  -    7.02        0.35     1.25   -  1.65    -33.59    -   -33.33
        2001                                              10.43  -   10.53        0.06     1.25   -  1.65    -32.62    -   -32.35
     LIT Government
        2002 (g)                                          10.61  -   10.64        0.00     1.25   -  1.65      6.14    -     6.43
     LIT Money Market
        2002                                              10.72  -   10.86        1.25     1.25   -  1.65     -0.44    -    -0.04
        2001                                              10.76  -   10.87        3.48     1.25   -  1.65      1.98    -     2.39

Investments in the Van Kampen Life Investment Trust
  (Class II) Sub-Account:
     LIT Growth and Income (Class II)
        2002                                               9.05  -    9.05        1.05     1.50   -  1.50     -9.50    -    -9.50
        2001 (h)                                             --  -      --        0.00     0.00   -  0.00      0.00    -     0.00

(f) On May 1, 2002 LIT Domestic Income Merged into LIT Government

(g) For the Period Beginning May 1, 2002 and Ended December 31, 2002

(h) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                                     Part C

                                Other Information

24A.   Financial Statements

All required financial statements are included in Part B of this Registration Statement.

24B.   Exhibits

The following exhibits correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2) Not Applicable.

(3) Underwriting Agreement among Allstate Life Insurance Company, Allstate Financial Advisors Separate Account I, and ALFS, Inc. (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(4)(a) Form of Contract and Certificate Amendments (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

     (b) Form of Beneficiary and Death Benefit Endorsement (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-77605) dated April 29, 2002.)

(5) Form of Application for a Contract (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-77605) dated April 24, 2001.)

     (b) By-Laws of Allstate Life Insurance Company (Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-77605) dated April 24, 2001.)

(7) Not applicable.

(8)(a) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (b) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (c) Form of Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc., and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (d) Form of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (e) Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation, and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

     (f) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Distributors, Inc., Van Kampen Asset Management, Inc., and Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(9) Opinion of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company (Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated July 8, 1999.)

(10)(a) Independent Auditors' Consent filed herewith.

    (b) Consent of Foley & Lardner filed herewith.

(11) Not applicable.

(12) Not applicable.

(13) (a) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-77605) dated August 6, 1999.)

     (b) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-77605)dated April 28, 2000.)

     (c) Performance Data Calculations (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-77605) dated April 29, 2002.)

    (d) Performance Data Calculations filed herewith.

(14) Not applicable.

(15) (a) Powers of Attorney for Marla G. Friedman, John C. Lounds and Kevin R. Slawin (Previously filed in Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

     (b)  Power  of  Attorney   for  Samuel  H.  Pilch   (Previously   filed  in
Pre-Effective   Amendment  No.  1  to  this  Registration  Statement  (File  No.
333-77605) dated July 8, 1999.)

     (c) Powers of Attorney for, Margaret G.Dyer, Edward M. Liddy, J. Kevin McCarthy, Robert W. Pike and Thomas J. Wilson, II, (Previously filed in Post-Effective Amendment No. 2 to this Registration Statement (File No. 333-77605) dated April 28, 2000.)

     (d) Powers of Attorney for David A. Bird and Steven E. Shebik (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-77605) dated April 29, 2002.)

     (e) Powers of Attorney for Danny L. Hale, Eric A. Simonson and Casey J. Sylla filed herewith.

25. Directors And Officers Of The Depositor

Name and                                    Position and Officer with
Principal Business Address                  Depositor of the Account

David A. Bird                               Director and Senior Vice President
Margaret G. Dyer                            Director and Senior Vice President
Marla G. Friedman                           Director and Senior Vice President
Danny L. Hale                               Director
Edward M. Liddy                             Director
John C. Lounds                              Director and Senior Vice President
J. Kevin McCarthy                           Director and Senior Vice President
Robert W. Pike                              Director
Samuel H. Pilch                             Group Vice President and Controller
Steven E. Shebik                            Director, Senior Vice President and Chief Financial Officer
Eric A. Simonson                            Director, Senior Vice President and Chief Investment Officer
Kevin R. Slawin                             Director and Senior Vice President
Casey J. Sylla                              Director, Chairman of the Board and President
Michael J. Velotta                          Director, Senior Vice President, General Counsel and Secretary
Thomas J. Wilson II                         Director
Richard L. Baker                            Vice President
Patricia A. Coffey                          Vice President
Karen C. Gardner                            Vice President
Dennis C. Gomez                             Vice President
John R. Hunter                              Vice President
Mary J. McGinn                              Vice President and Assistant Secretary
William H. Monie                            Vice President
J. Eric Smith                               Vice President
B. Eugene Wraith                            Vice President
James P. Zils                               Treasurer
D. Steven Boger                             Assistant Vice President
Lisa Cochrane                               Assistant Vice President
Errol Cramer                                Assistant Vice President and Appointed Actuary
Lawrence W. Dahl                            Assistant Vice President
Robert C. Doebler                           Assistant Vice President
Sarah R. Donahue                            Assistant Vice President
Philip Emmanuele                            Assistant Vice President
Lisa J. Flanary                             Assistant Vice President
Douglas F. Gaer                             Assistant Vice President
Gregory J. Guidos                           Assistant Vice President
Brent H. Hamann                             Assistant Vice President
John Hershberger                            Assistant Vice President
Ronald A. Johnson                           Assistant Vice President
Teresa G. Logue                             Assistant Vice President
Robert L. Park                              Assistant Vice President and Chief Compliance Officer
Barry S. Paul                               Assistant Vice President and Assistant Treasurer
John C. Pintozzi                            Assistant Vice President
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel and Assistant Secretary
Charles L. Salisbury                        Assistant Vice President
Robert A. Shore                             Assistant Vice President
Robert E. Transon                           Assistant Vice President
Timothy N. Vander Pas                       Assistant Vice President
Patricia W. Wilson                          Assistant Vice President and Assistant Secretary
Richard Zaharias                            Assistant Vice President
Laura R. Zimmerman                          Assistant Vice President
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Doris J. Bryant                             Assistant Secretary
Susan L. Lees                               Assistant Secretary
Paul N. Kierig                              Assistant Secretary
Kristine Leston                             Assistant Secretary


The principal business address of Mr. Slawin is 544 Lakeview Parkway, Vernon Hills, Illinois 60061. The principal business address of Mr. Bird and Mr. Monie is 1776 American Heritage Drive, Jacksonville, Florida 32224. The principal business address of Mr. Wraith, Mr. Dahl and Mr. Gaer is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.


26. Persons Controlled by or under Common Control with Depositor or Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation, File #1-11840 (March ___, 2003).

27. Number of Contract Owners.

As of January 31, 2003, there were 821 nonqualified contracts and 2,116 qualified contracts.

28.  Indemnification

The by-laws of Allstate Life Insurance Company (Depositor) provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

Insofar as indemnification for liability arising out of the Securities Act of1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. Relationship Of Principal Underwriter To Other Investment Companies

The Fund's principal underwriter, ALFS, Inc., currently acts as a principal underwriter, depositor, sponsor, or investment adviser for the following entities:

Allstate Financial Advisors Separate Account I
Allstate Life Insurance Separate Account A
Allstate Life of New York Separate Account A
Allstate Life of New York Variable Annuity Account
Allstate Life of New York Variable Annuity Account II
Allstate Life of New York Variable Life Separate Account A
Charter National Variable Account
Charter National Variable Annuity Account
Glenbrook Life and Annuity Company Separate Account A
Glenbrook Life and Annuity Company Variable Annuity Account
Glenbrook Life Multi-Manager Variable Account
Glenbrook Life Scudder Variable Account A
Glenbrook Life Variable Life Separate Account A
Glenbrook Life AIM Variable Life Separate Account A
Intramerica Variable Annuity Account
Lincoln Benefit Life Variable Annuity Account
Lincoln Benefit Life Variable Account
Allstate Life Variable Life Separate Account A
Allstate Assurance Company Separate Account B

29B.    Principal Underwriter

Following are the names, business addresses, positions, and offices of each director, officer or partner of the principal underwriter:


(b) The directors and officers of the principal underwriter are:

Name and Principal Business                  Positions and Officers
Address* of Each Such Person                 with Underwriter

John R. Hunter                              Director, President and Chief Executive Officer
Casey J. Sylla                              Director
Michael J. Velotta                          Director and Secretary
Marion Goll                                 Vice President, Treasurer and Financial Operations
                                            Principal
Brent H. Hamann                             Vice President
Andrea J. Schur                             Vice President
Lisa A. Burnell                             Assistant Vice President and Compliance Officer
Joanne M. Derrig                            Assistant Vice President and Chief Privacy Officer
Joseph P. Rath                              Assistant Vice President, Assistant General Counsel and Assistant Secretary
William F. Emmons                           Assistant Secretary
Susan L. Lees                               Assistant Secretary
Barry S. Paul                               Assistant Treasurer
James P. Zils                               Assistant Treasurer
Mary Claire Sheehy                          Chief Operations Officer

The principal business address of Mr. Emmons is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal address of the other foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.



29C.     Compensation of Principal Underwriter

 Underwriter compensation during fiscal year ended December 31, 2002:

None


30.  Location of Accounts And Records

The Depositor, Allstate Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Distributor, ALFS, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated there under.

31. Management Services

None.

32. Undertakings

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. Representations Pursuant To Section 403(B) Of The Internal Revenue Code

The Company represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34.  Representation Regarding Contract Expenses

Allstate Life Insurance Company ("Allstate Life") represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts. Allstate Life bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate Life to earn a profit; the degree to which the Contracts include innovative features;

and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois, on the 1st day of April 2003.

                           Allstate Financial Advisors
                               Separate Account I
                                  (Registrant)

                       By: Allstate Life Insurance Company
                                   (Depositor)

                            By: /s/Michael J. Velotta
                             ----------------------
                               Michael J. Velotta
                      Senior Vice President, Secretary and
                                 General Counsel


As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 1st day of April 2003.



*/DAVID A. BIRD                              Director and Senior Vice President
-------------------------------------
David A. Bird

*/MARGARET G. DYER
 ---------------------------                 Director and Senior Vice President
Margaret G. Dyer

*/MARLA G. FRIEDMAN                          Director and Senior Vice President
--------------------------------
Marla G. Friedman

*/DANNY L. HALE                              Director
- -------------------------
Danny L. Hale

*/EDWARD M. LIDDY                            Director
-----------------------------
Edward M. Liddy

*/JOHN C. LOUNDS                             Director and Senior Vice President
--------------------------------
John C. Lounds

*/J. KEVIN MCCARTHY                          Director and Senior Vice President
---------------------------------
J. Kevin McCarthy

*/ROBERT W. PIKE                             Director
---------------------------------
Robert W, Pike

*/SAMUEL H. PILCH                            Controller and Group Vice President
----------------------------------           (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                           Director, Senior Vice President and Chief Financial
----------------------------------               Officer
Steven E. Shebik                             (Principal Financial Officer)

*/ERIC A. SIMONSON                           Director, Senior Vice President and Chief Investment
----------------------------------               Officer
Eric A. Simonson

*KEVIN R. SLAWIN                             Director and Senior Vice President
-----------------------------
Kevin R. Slawin

*/CASEY J. SYLLA                             Director, Chairman of the Board and President
 -------------------------                   (Principal Executive Officer)
Casey J. Sylla

/s/MICHAEL J. VELOTTA                        Director, Senior Vice President, General Counsel and
---------------------------                      Secretary
Michael J. Velotta

*/THOMS J. WILSON II                         Director
------------------------------
Thomas J. Wilson II

*/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith or previously filed.

                                  Exhibit Index


EXHIBIT                DESCRIPTION

(10)(a)                Independent Auditors' Consent

(10)(b)                Consent of Foley & Lardner

(13)(d)                Performance Data Calculations

(15)(e) Powers of Attorney for Danny L. Hale, Casey J. Sylla, and Eric A. Simonson